UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter June 30, 2017

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

The six months ended June 30, 2017, benefited from mostly upbeat economic data, improved U.S. corporate earnings and generally supportive monetary policies. The U.S. job market continued to improve as the unemployment rate declined.

In March, the U.S. Federal Reserve (Fed) raised its target range 0.25% for the second time in three months to 0.75%–1.00%. The Fed once again raised its target range a quarter point to 1.00%–1.25% at its June meeting. Despite low inflation, the Fed made its most recent decision amid signs of a strengthening labor market and moderately rising economic activity.

In this environment, U.S. stocks, as measured by the Standard & Poor’s® 500 Index, ended the period with a +9.34% total return.1 Stocks in global developed markets, as measured by the MSCI World Index, returned +11.82%.1 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted a +2.27% 6-month total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a diligent, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Economic and Market Overview

The global economy generally expanded during the period under review. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Global markets were aided by improved industrial commodity prices at certain points during the period, generally upbeat economic data across regions, investor optimism about pro-growth and pro-business policies in the U.S., hopes of tax reforms under the Trump administration, Emmanuel Macron’s election as France’s president and encouraging corporate earnings reports.

However, investors expressed concerns about the timing and economic effects of the U.K.’s exit from the European Union (also known as “Brexit”) and the U.S. executive order banning entry from some Muslim-majority countries. Other headwinds included the health of European banks, concerns about political uncertainty in the U.S. and European Union, geopolitical tensions in certain regions, worries about global oversupply in oil production despite a pact to extend cuts, and hawkish comments from key central bankers around the world toward period-end.

U.S. economic growth decelerated in 2017’s first quarter, largely due to slower growth in consumer spending and declines in private inventory investment and government spending. However, growth accelerated in the second quarter due to increases consumer spending, business investment and federal government spending. The unemployment rate decreased from 4.7% in December 2016 to 4.4% at period-end.1 Annual inflation, as measured by the Consumer Price Index, decreased from 2.1% to 1.6% during the period. After increasing its benchmark interest rate in March, the U.S. Federal Reserve (Fed), at its June meeting, made the widely anticipated increase to its target range for the federal funds rate from 0.75%–1.00% to 1.00%–1.25%, amid signs of a growing U.S. economy, a strengthening labor market and an improvement in business spending.

In Europe, the U.K.’s economy grew at a slower rate in 2017’s first quarter over the previous quarter, largely due to slower growth in household spending. The eurozone’s growth increased in the first quarter over the previous quarter. The bloc’s annual inflation rate fluctuated during the reporting period and ended slightly higher from where it began. During the period, the European Central Bank kept its key policy rates unchanged.

In Asia, Japan’s quarterly gross domestic product (GDP) remained unchanged in 2017’s first quarter compared to 2016’s fourth quarter. In April 2017, the Bank of Japan (BOJ) slightly increased its GDP forecasts for the 2017–2018 fiscal year. However, the BOJ lowered its inflation forecast.

In emerging markets, Brazil’s quarterly GDP grew for the first time in two years, as its first-quarter 2017 GDP grew compared to the previous quarter. The country’s central bank cut its benchmark interest rate four times between January and June 2017 to spur economic growth. Russia’s GDP grew in 2017’s first quarter compared to the prior-year period. The Bank of Russia reduced its key interest rate in March, April and June 2017 to try to revive its economy. China’s economy grew faster in the first half of 2017 compared to the first half of 2016, driven by solid growth in industrial production, services, fixed-asset investment, retail sales, and imports and exports. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

The foregoing information reflects our analysis and opinions as of June 30, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin Conservative Allocation Fund

This semiannual report for Franklin Conservative Allocation Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +5.83% cumulative total return for the six months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +11.82% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +4.58% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Low Duration Total Return Fund – Class R6	16.9%
Franklin U.S. Government Securities Fund – Class R6	10.6%
Templeton Global Total Return Fund – Class R6	9.8%
Franklin Strategic Income Fund – Class R6	9.2%
Franklin Growth Fund – Class R6	9.1%
Franklin DynaTech Fund – Class R6	6.0%
Franklin Rising Dividends Fund – Class R6	4.8%
Franklin K2 Alternative Strategies Fund – Class R6	4.6%
Franklin Mutual European Fund – Class R6	4.0%
Franklin International Small Cap Growth Fund – Class R6	3.9%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 51.6% of total net assets to fixed income, 41.6% to

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 24.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

equity and 6.9% to alternative strategies. Domestic fixed income exposure was 81.0% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6, representing 16.9% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 66.1% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2017, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.1% of total net assets.

During the six month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin Mutual European Fund – Class R6, underperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund – Class R6 underperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
James D. Macey, CFA
Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+5.83%	-0.26%
1-Year	+8.75%	+2.50%
5-Year	+29.32%	+4.04%
10-Year	+51.25%	+3.61%

Advisor
6-Month	+5.97%	+5.97%
1-Year	+9.07%	+9.07%
5-Year	+31.01%	+5.55%
10-Year	+55.14%	+4.49%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income

A	$0.0812

C	$0.0309

R	$0.0649

R6	$0.1046

Advisor	$0.0999

Total Annual Operating Expenses[4]

Share Class	With Waiver	Without Waiver

A	1.24%	1.24%

Advisor	0.99%	0.99%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17[1]	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,058.30	$3.22	$1,021.67	$3.16	0.63%
C	$1,000	$1,055.00	$7.03	$1,017.95	$6.90	1.38%
R	$1,000	$1,056.60	$4.49	$1,020.43	$4.41	0.88%
R6	$1,000	$1,060.90	$1.43	$1,023.41	$1.40	0.28%
Advisor	$1,000	$1,059.70	$1.94	$1,022.91	$1.91	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin Moderate Allocation Fund

This semiannual report for Franklin Moderate Allocation Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +8.05% cumulative total return for the six months under review In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +11.82% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +4.58% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Growth Fund – Class R6	13.9%
Franklin Low Duration Total Return Fund – Class R6	10.6%
Franklin DynaTech Fund – Class R6	8.4%
Franklin Rising Dividends Fund – Class R6	7.1%
Franklin U.S. Government Securities Fund – Class R6	6.4%
Franklin Mutual European Fund – Class R6	6.0%
Franklin International Small Cap Growth Fund – Class R6	6.0%
Templeton Global Total Return Fund – Class R6	5.8%
Franklin Strategic Income Fund – Class R6	5.6%
Templeton Foreign Fund – Class R6	4.9%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 61.8% of total net assets to equity, 31.5% to fixed income, and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 30.

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FRANKLIN MODERATE ALLOCATION FUND

6.9% to alternative strategies. Domestic equity exposure was 65.4% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2017, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 13.9% of total net assets. On the fixed income side, domestic exposure was 81.6% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 10.6% of total net assets.

During the six month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin Mutual European Fund – Class R6, underperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund – Class R6 underperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
James D. Macey, CFA
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A

6-Month	+8.05%	+1.82%

1-Year	+11.77%	+5.37%

5-Year	+40.21%	+5.73%

10-Year	+60.90%	+4.25%

Advisor

6-Month	+8.11%	+8.11%

1-Year	+12.02%	+12.02%

5-Year	+41.91%	+7.25%

10-Year	+64.88%	+5.13%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income	Long-Term Capital Gain	Total

A	$0.0775	$0.1378	$0.2153

C	$0.0775	$0.1378	$0.2153

R	$0.0775	$0.1378	$0.2153

R6	$0.0775	$0.1378	$0.2153

Advisor	$0.0775	$0.1378	$0.2153

Total Annual Operating Expenses[4]

Share Class

A	1.27%

Advisor	1.02%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17[1]	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,080.50	$3.30	$1,021.62	$3.21	0.64%
C	$1,000	$1,075.70	$7.15	$1,017.90	$6.95	1.39%
R	$1,000	$1,078.70	$4.59	$1,020.38	$4.46	0.89%
R6	$1,000	$1,082.60	$1.45	$1,023.41	$1.40	0.28%
Advisor	$1,000	$1,081.10	$2.01	$1,022.86	$1.96	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin Growth Allocation Fund

This semiannual report for Franklin Growth Allocation Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +10.27% cumulative total return for the six months under review In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +11.82% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +4.58% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 16.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Growth Fund – Class R6	17.4%
Franklin DynaTech Fund – Class R6	11.2%
Franklin Rising Dividends Fund – Class R6	9.3%
Franklin International Small Cap Growth Fund – Class R6	8.4%
Franklin Mutual European Fund – Class R6	8.0%
Templeton Foreign Fund – Class R6	6.8%
Franklin LibertyQ Emerging Markets ETF	6.2%
Franklin K2 Alternative Strategies Fund – Class R6	4.7%
Franklin Utilities Fund – Class R6	4.0%
Financial Select Sector SPDR ETF	3.9%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 82.1% of total net assets to equity, 11.2% to fixed income and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 36.

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FRANKLIN GROWTH ALLOCATION FUND

6.9% to alternative strategies. Domestic equity exposure was 64.2% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2017, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 17.4% of total net assets. On the fixed income side, domestic exposure was 82.1% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund –Class R6 was our largest fixed income fund weighting at 3.8% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund – Class R6 underperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
James D. Macey, CFA
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+10.27%	+3.94%
1-Year	+14.82%	+8.21%
5-Year	+54.98%	+7.88%
10-Year	+64.20%	+4.47%

Advisor
6-Month	+10.40%	+10.40%
1-Year	+15.09%	+15.09%
5-Year	+56.84%	+9.42%
10-Year	+68.38%	+5.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 17 for Performance Summary footnotes.

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FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0926	$0.4355	$0.5281
C	$0.0926	$0.4355	$0.5281
R	$0.0926	$0.4355	$0.5281
R6	$0.0926	$0.4355	$0.5281
Advisor	$0.0926	$0.4355	$0.5281

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	1.32%	1.36%
Advisor	1.07%	1.11%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17[1]	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,102.70	$3.39	$1,021.57	$3.26	0.65%
C	$1,000	$1,098.20	$7.28	$1,017.85	$7.00	1.40%
R	$1,000	$1,101.00	$4.69	$1,020.33	$4.51	0.90%
R6	$1,000	$1,104.70	$1.36	$1,023.51	$1.30	0.26%
Advisor	$1,000	$1,104.00	$2.09	$1,022.81	$2.01	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Conservative Allocation Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.74	$13.40	$14.53	$14.65	$14.06	$13.33

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.14	0.28	0.40	0.31	0.27

Net realized and unrealized gains (losses)	0.73	0.45	(0.60)	0.09	1.12	0.79

Total from investment operations	0.80	0.59	(0.32)	0.49	1.43	1.06

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.15)	(0.28)	(0.42)	(0.32)	(0.30)

Net realized gains	—	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)

Total distributions	(0.08)	(0.25)	(0.81)	(0.61)	(0.84)	(0.33)

Net asset value, end of period	$14.46	$13.74	$13.40	$14.53	$14.65	$14.06

Total return[d]	5.83%	4.39%	(2.26)%	3.35%	10.39%	7.99%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.63%	0.63%	0.62%	0.63%	0.60%	0.53%

Expenses net of waiver and payments by affiliates[f]	0.63% [g]	0.63% [g]	0.62% [g]	0.63% [g]	0.59%	0.50%

Net investment income[c]	0.93%	1.01%	1.97%	2.67%	2.11%	1.98%

Supplemental data

Net assets, end of period (000’s)	$790,697	$809,039	$905,537	$910,523	$871,541	$794,429

Portfolio turnover rate	13.83%	34.83%	17.69%	16.67%	57.59%	25.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.47	$13.15	$14.27	$14.40	$13.83	$13.13

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.04	0.17	0.28	0.20	0.17

Net realized and unrealized gains (losses)	0.73	0.43	(0.58)	0.09	1.11	0.76

Total from investment operations	0.74	0.47	(0.41)	0.37	1.31	0.93

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.05)	(0.18)	(0.31)	(0.22)	(0.20)

Net realized gains	—	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)

Total distributions	(0.03)	(0.15)	(0.71)	(0.50)	(0.74)	(0.23)

Net asset value, end of period	$14.18	$13.47	$13.15	$14.27	$14.40	$13.83

Total return[d]	5.50%	3.55%	(2.96)%	2.58%	9.61%	7.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.38%	1.37%	1.37%	1.38%	1.35%	1.28%

Expenses net of waiver and payments by affiliates[f]	1.38% [g]	1.37% [g]	1.37% [g]	1.38% [g]	1.34%	1.25%

Net investment income[c]	0.18%	0.27%	1.22%	1.92%	1.36%	1.23%

Supplemental data

Net assets, end of period (000’s)	$440,472	$470,582	$536,548	$549,222	$524,756	$452,211

Portfolio turnover rate	13.83%	34.83%	17.69%	16.67%	57.59%	25.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.69	$13.35	$14.48	$14.60	$14.01	$13.29

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.10	0.24	0.35	0.26	0.24

Net realized and unrealized gains (losses)	0.72	0.45	(0.59)	0.10	1.14	0.78

Total from investment operations	0.77	0.55	(0.35)	0.45	1.40	1.02

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.11)	(0.25)	(0.38)	(0.29)	(0.27)

Net realized gains	—	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)

Total distributions	(0.06)	(0.21)	(0.78)	(0.57)	(0.81)	(0.30)

Net asset value, end of period	$14.40	$13.69	$13.35	$14.48	$14.60	$14.01

Total return[d]	5.66%	4.15%	(2.52)%	3.10%	10.14%	7.68%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.88%	0.88%	0.87%	0.88%	0.85%	0.78%

Expenses net of waiver and payments by affiliates[f]	0.88% [g]	0.88% [g]	0.87% [g]	0.88% [g]	0.84%	0.75%

Net investment income[c]	0.68%	0.76%	1.72%	2.42%	1.86%	1.73%

Supplemental data

Net assets, end of period (000’s)	$123,961	$124,018	$139,592	$159,897	$166,927	$178,520

Portfolio turnover rate	13.83%	34.83%	17.69%	16.67%	57.59%	25.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.72	$13.39	$14.52	$14.63	$14.62

Income from investment operations[b]:

Net investment income[c,d]	0.09	0.18	0.36	0.33	0.54

Net realized and unrealized gains (losses)	0.74	0.44	(0.63)	0.22	0.32

Total from investment operations	0.83	0.62	(0.27)	0.55	0.86

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.10)	(0.19)	(0.33)	(0.47)	(0.33)

Net realized gains	—	(0.10)	(0.53)	(0.19)	(0.52)

Total distributions	(0.10)	(0.29)	(0.86)	(0.66)	(0.85)

Net asset value, end of period	$14.45	$13.72	$13.39	$14.52	$14.63

Total return[e]	6.09%	4.69%	(1.93)%	3.79%	6.06%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.29%	0.30%	0.29%	0.28%	1.06%

Expenses net of waiver and payments by affiliates[g]	0.28%	0.28%	0.28%	0.28% [h]	0.28%

Net investment income[d]	1.28%	1.36%	2.31%	3.02%	2.44%

Supplemental data

Net assets, end of period (000’s)	$2,364	$2,197	$2,282	$1,654	$37

Portfolio turnover rate	13.83%	34.83%	17.69%	16.67%	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

f Ratios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the period ended June 30, 2017.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.74	$13.39	$14.52	$14.64	$14.05	$13.32

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.17	0.32	0.41	0.35	0.31

Net realized and unrealized gains (losses)	0.73	0.45	(0.60)	0.11	1.12	0.79

Total from investment operations	0.82	0.62	(0.28)	0.52	1.47	1.10

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.10)	(0.17)	(0.32)	(0.45)	(0.36)	(0.34)

Net realized gains	—	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)

Total distributions	(0.10)	(0.27)	(0.85)	(0.64)	(0.88)	(0.37)

Net asset value, end of period	$14.46	$13.74	$13.39	$14.52	$14.64	$14.05

Total return[d]	5.97%	4.69%	(2.02)%	3.61%	10.67%	8.27%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.38%	0.38%	0.37%	0.38%	0.35%	0.28%

Expenses net of waiver and payments by affiliates[f]	0.38% [g]	0.38% [g]	0.37% [g]	0.38% [g]	0.34%	0.25%

Net investment income[c]	1.18%	1.26%	2.22%	2.92%	2.36%	2.23%

Supplemental data

Net assets, end of period (000’s)	$35,895	$27,578	$82,234	$90,263	$105,657	$85,662

Portfolio turnover rate	13.83%	34.83%	17.69%	16.67%	57.59%	25.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.59% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin Conservative Allocation Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 100.1%
Alternative Strategies 6.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,731,980	$64,255,495
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	5,120,808	31,800,220

		96,055,715

Domestic Equity 27.5%
Financial Select Sector SPDR ETF	1,119,400	27,615,598
[a,b] Franklin DynaTech Fund, Class R6	1,387,304	84,084,463
[a] Franklin Growth Fund, Class R6	1,455,003	126,919,911
[a] Franklin LibertyQ U.S. Equity ETF	712,100	18,357,938
[a] Franklin Rising Dividends Fund, Class R6	1,179,188	66,518,016
[a,b] Franklin Small Cap Growth Fund, Class R6	406,346	8,703,922
[a] Franklin Utilities Fund, Class R6	1,480,846	28,047,224
iShares S&P 500 Value ETF	222,255	23,327,885

		383,574,957

Domestic Fixed Income 41.8%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,763,295	42,202,797
[a] Franklin Low Duration Total Return Fund, Class R6	23,817,159	235,789,874
[a] Franklin Strategic Income Fund, Class R6	13,022,331	128,269,955
[a] Franklin U.S. Government Securities Fund, Class R6	24,064,293	147,995,404
iShares iBoxx $ Investment Grade Corporate Bond ETF	240,000	28,922,400

		583,180,430

Foreign Equity 14.1%
[a] Franklin International Small Cap Growth Fund, Class R6	2,698,615	53,891,340
[a] Franklin LibertyQ Emerging Markets ETF	1,393,000	41,817,860
[a] Franklin Mutual European Fund, Class R6	2,697,423	55,512,955
[a] Templeton Foreign Fund, Class R6	5,902,004	45,150,333

		196,372,488

Foreign Fixed Income 9.8%
[a] Templeton Global Total Return Fund, Class R6	11,051,017	136,038,021

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,213,125,741)		1,395,221,611

Short Term Investments (Cost $2,533,221) 0.2%
Money Market Funds 0.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	2,533,221	2,533,221

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,215,658,962) 100.3%		1,397,754,832
Other Assets, less Liabilities (0.3)%		(4,365,837)

Net Assets 100.0%		$1,393,388,995

See Abbreviations on page 52.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

c The rate shown is the annualized seven-day yield at period end.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Moderate Allocation Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$14.86	$14.49	$15.71	$15.78	$14.59	$13.69

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.14	0.24	0.34	0.27	0.29

Net realized and unrealized gains (losses)	1.16	0.56	(0.51)	0.32	1.78	0.97

Total from investment operations	1.20	0.70	(0.27)	0.66	2.05	1.26

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.12)	(0.25)	(0.37)	(0.30)	(0.32)

Net realized gains	(0.14)	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)

Total distributions	(0.22)	(0.33)	(0.95)	(0.73)	(0.86)	(0.36)

Net asset value, end of period	$15.84	$14.86	$14.49	$15.71	$15.78	$14.59

Total return[d]	8.05%	4.94%	(1.89)%	4.07%	14.35%	9.34%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.64%	0.63%	0.63%	0.65%	0.61%	0.53%

Expenses net of waiver and payments by affiliates[f]	0.64% [g]	0.63% [g]	0.63% [g]	0.65% [g]	0.59%	0.50%

Net investment income[c]	0.50%	0.93%	1.52%	2.08%	1.74%	2.00%

Supplemental data

Net assets, end of period (000’s)	$1,387,917	$1,416,532	$1,594,882	$1,667,201	$1,636,122	$1,452,659

Portfolio turnover rate	11.85%	29.22%	22.08%	17.95%	46.14%	25.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$14.48	$14.12	$15.33	$15.42	$14.28	$13.40

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.02)	0.03	0.12	0.21	0.15	0.17

Net realized and unrealized gains (losses)	1.12	0.55	(0.49)	0.31	1.74	0.97

Total from investment operations	1.10	0.58	(0.37)	0.52	1.89	1.14

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.01)	(0.14)	(0.25)	(0.19)	(0.22)

Net realized gains	(0.14)	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)

Total distributions	(0.22)	(0.22)	(0.84)	(0.61)	(0.75)	(0.26)

Net asset value, end of period	$15.36	$14.48	$14.12	$15.33	$15.42	$14.28

Total return[d]	7.57%	4.25%	(2.68)%	3.35%	13.41%	8.51%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.39%	1.37%	1.38%	1.40%	1.36%	1.28%

Expenses net of waiver and payments by affiliates[f]	1.39% [g]	1.37% [g]	1.38% [g]	1.40% [g]	1.34%	1.25%

Net investment income (loss)[c]	(0.25)%	0.19%	0.77%	1.33%	0.99%	1.25%

Supplemental data

Net assets, end of period (000’s)	$575,477	$595,911	$692,872	$716,712	$701,224	$605,490

Portfolio turnover rate	11.85%	29.22%	22.08%	17.95%	46.14%	25.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$14.82	$14.44	$15.66	$15.73	$14.55	$13.64

Income from investment operations[a]:

Net investment income[b,c]	0.02	0.10	0.19	0.28	0.22	0.25

Net realized and unrealized gains (losses)	1.15	0.57	(0.51)	0.34	1.78	0.99

Total from investment operations	1.17	0.67	(0.32)	0.62	2.00	1.24

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.08)	(0.20)	(0.33)	(0.26)	(0.29)

Net realized gains	(0.14)	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)

Total distributions	(0.22)	(0.29)	(0.90)	(0.69)	(0.82)	(0.33)

Net asset value, end of period	$15.77	$14.82	$14.44	$15.66	$15.73	$14.55

Total return[d]	7.87%	4.71%	(2.18)%	3.89%	13.97%	9.11%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.89%	0.88%	0.88%	0.90%	0.86%	0.78%

Expenses net of waiver and payments by affiliates[f]	0.89% [g]	0.88% [g]	0.88% [g]	0.90% [g]	0.84%	0.75%

Net investment income[c]	0.25%	0.68%	1.27%	1.83%	1.49%	1.75%

Supplemental data

Net assets, end of period (000’s)	$143,370	$158,192	$202,854	$263,864	$286,688	$274,881

Portfolio turnover rate	11.85%	29.22%	22.08%	17.95%	46.14%	25.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$14.86	$14.49	$15.72	$15.79	$15.33

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.19	0.31	0.25	0.77

Net realized and unrealized gains (losses)	1.16	0.57	(0.54)	0.47	0.56

Total from investment operations	1.23	0.76	(0.23)	0.72	1.33

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.18)	(0.30)	(0.43)	(0.31)

Net realized gains	(0.14)	(0.21)	(0.70)	(0.36)	(0.56)

Total distributions	(0.22)	(0.39)	(1.00)	(0.79)	(0.87)

Net asset value, end of period	$15.87	$14.86	$14.49	$15.72	$15.79

Total return[e]	8.26%	5.34%	(1.59)%	4.52%	8.93%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.28%	0.28%	0.28%	0.27%	0.45%

Expenses net of waiver and payments by affiliates[g]	0.28% [h]	0.28% [h]	0.28% [h]	0.27% [h]	0.26%

Net investment income[d]	0.86%	1.28%	1.87%	2.46%	2.07%

Supplemental data

Net assets, end of period (000’s)	$4,371	$5,106	$4,779	$4,205	$253

Portfolio turnover rate	11.85%	29.22%	22.08%	17.95%	46.14%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2017.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$14.88	$14.50	$15.72	$15.79	$14.60	$13.69

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.17	0.25	0.33	0.32	0.36

Net realized and unrealized gains (losses)	1.15	0.58	(0.49)	0.37	1.76	0.95

Total from investment operations	1.21	0.75	(0.24)	0.70	2.08	1.31

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.16)	(0.28)	(0.41)	(0.33)	(0.36)

Net realized gains	(0.14)	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)

Total distributions	(0.22)	(0.37)	(0.98)	(0.77)	(0.89)	(0.40)

Net asset value, end of period	$15.87	$14.88	$14.50	$15.72	$15.79	$14.60

Total return[d]	8.11%	5.26%	(1.66)%	4.39%	14.56%	9.61%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.39%	0.38%	0.38%	0.40%	0.36%	0.28%

Expenses net of waiver and payments by affiliates[f]	0.39% [g]	0.38% [g]	0.38% [g]	0.40% [g]	0.34%	0.25%

Net investment income[c]	0.75%	1.18%	1.77%	2.33%	1.99%	2.25%

Supplemental data

Net assets, end of period (000’s)	$50,118	$39,052	$52,975	$87,612	$159,303	$123,176

Portfolio turnover rate	11.85%	29.22%	22.08%	17.95%	46.14%	25.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin Moderate Allocation Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 100.2%
Alternative Strategies 6.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	8,929,097	$100,095,173
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	7,988,097	49,606,085

		149,701,258

Domestic Equity 40.4%
Financial Select Sector SPDR ETF	2,579,500	63,636,265
[a,b] Franklin DynaTech Fund, Class R6	2,993,036	181,407,912
[a] Franklin Growth Fund, Class R6	3,431,594	299,337,918
[a] Franklin LibertyQ U.S. Equity ETF	1,676,400	43,217,592
[a] Franklin Rising Dividends Fund, Class R6	2,705,466	152,615,315
[a,b] Franklin Small Cap Growth Fund, Class R6	995,142	21,315,948
[a] Franklin Utilities Fund, Class R6	3,562,065	67,465,523
iShares S&P 500 Value ETF	424,869	44,594,250

		873,590,723

Domestic Fixed Income 25.7%
[a] Franklin Floating Rate Daily Access Fund, Class R6	4,443,912	39,373,056
[a] Franklin Low Duration Total Return Fund, Class R6	23,143,717	229,122,802
[a] Franklin Strategic Income Fund, Class R6	12,306,389	121,217,932
[a] Franklin U.S. Government Securities Fund, Class R6	22,511,700	138,446,956
iShares iBoxx $ Investment Grade Corporate Bond ETF	216,500	26,090,415

		554,251,161

Foreign Equity 21.4%
[a] Franklin International Small Cap Growth Fund, Class R6	6,499,973	129,804,469
[a] Franklin LibertyQ Emerging Markets ETF	3,205,700	96,235,114
[a] Franklin Mutual European Fund, Class R6	6,310,376	129,867,538
[a] Templeton Foreign Fund, Class R6	13,781,923	105,431,710

		461,338,831

Foreign Fixed Income 5.8%
[a] Templeton Global Total Return Fund, Class R6	10,257,861	126,274,263

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,756,802,513)		2,165,156,236

Short Term Investments (Cost $4,923,949) 0.2%
Money Market Funds 0.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	4,923,949	4,923,949

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,761,726,462) 100.4%		2,170,080,185
Other Assets, less Liabilities (0.4)%		(8,826,358)

Net Assets 100.0%		$2,161,253,827

See Abbreviations on page 52.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

c The rate shown is the annualized seven-day yield at period end.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Growth Allocation Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.43	$17.01	$18.57	$18.40	$15.81	$14.53

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.14	0.21	0.24	0.19	0.21

Net realized and unrealized gains (losses)	1.78	0.75	(0.48)	0.67	3.09	1.32

Total from investment operations	1.79	0.89	(0.27)	0.91	3.28	1.53

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.14)	(0.21)	(0.29)	(0.25)	(0.25)

Net realized gains	(0.44)	(0.33)	(1.08)	(0.45)	(0.44)	—

Total distributions	(0.53)	(0.47)	(1.29)	(0.74)	(0.69)	(0.25)

Net asset value, end of period	$18.69	$17.43	$17.01	$18.57	$18.40	$15.81

Total return[d]	10.27%	5.36%	(1.66)%	4.95%	20.98%	10.52%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.68%	0.69%	0.67%	0.68%	0.65%	0.55%

Expenses net of waiver and payments by affiliates[f]	0.65%	0.65%	0.65%	0.63%	0.59%	0.50%

Net investment income[c]	0.08%	0.83%	1.10%	1.25%	1.10%	1.34%

Supplemental data

Net assets, end of period (000’s)	$831,800	$822,833	$888,096	$887,856	$814,901	$655,585

Portfolio turnover rate	10.72%	30.19%	20.40%	17.55%	30.45%	31.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$16.99	$16.59	$18.15	$18.00	$15.50	$14.25

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.06)	0.02	0.07	0.09	0.06	0.09

Net realized and unrealized gains (losses)	1.73	0.72	(0.47)	0.67	3.01	1.29

Total from investment operations	1.67	0.74	(0.40)	0.76	3.07	1.38

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.01)	(0.08)	(0.16)	(0.13)	(0.13)

Net realized gains	(0.44)	(0.33)	(1.08)	(0.45)	(0.44)	—

Total distributions	(0.53)	(0.34)	(1.16)	(0.61)	(0.57)	(0.13)

Net asset value, end of period	$18.13	$16.99	$16.59	$18.15	$18.00	$15.50

Total return[d]	9.82%	4.59%	(2.41)%	4.21%	20.04%	9.71%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.43%	1.43%	1.42%	1.43%	1.40%	1.30%

Expenses net of waiver and payments by affiliates[f]	1.40%	1.39%	1.40%	1.38%	1.34%	1.25%

Net investment income (loss)[c]	(0.67)%	0.09%	0.35%	0.50%	0.35%	0.59%

Supplemental data

Net assets, end of period (000’s)	$304,574	$308,736	$336,557	$336,213	$309,869	$241,787

Portfolio turnover rate	10.72%	30.19%	20.40%	17.55%	30.45%	31.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.22	$16.80	$18.34	$18.18	$15.63	$14.37

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.02)	0.09	0.14	0.17	0.14	0.16

Net realized and unrealized gains (losses)	1.76	0.75	(0.44)	0.68	3.05	1.31

Total from investment operations	1.74	0.84	(0.30)	0.85	3.19	1.47

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.09)	(0.16)	(0.24)	(0.20)	(0.21)

Net realized gains	(0.44)	(0.33)	(1.08)	(0.45)	(0.44)	—

Total distributions	(0.53)	(0.42)	(1.24)	(0.69)	(0.64)	(0.21)

Net asset value, end of period	$18.43	$17.22	$16.80	$18.34	$18.18	$15.63

Total return[d]	10.10%	5.12%	(1.93)%	4.72%	20.67%	10.22%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.93%	0.94%	0.92%	0.93%	0.90%	0.80%

Expenses net of waiver and payments by affiliates[f]	0.90%	0.90%	0.90%	0.88%	0.84%	0.75%

Net investment income (loss)[c]	(0.17)%	0.58%	0.85%	1.00%	0.85%	1.09%

Supplemental data

Net assets, end of period (000’s)	$103,362	$112,272	$147,426	$182,211	$192,361	$169,873

Portfolio turnover rate	10.72%	30.19%	20.40%	17.55%	30.45%	31.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.48	$17.06	$18.61	$18.44	$16.88

Income from investment operations[b]:

Net investment income[c,d]	0.04	0.22	0.32	0.15	0.62

Net realized and unrealized gains (losses)	1.79	0.74	(0.51)	0.83	1.68

Total from investment operations	1.83	0.96	(0.19)	0.98	2.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.21)	(0.28)	(0.36)	(0.30)

Net realized gains	(0.44)	(0.33)	(1.08)	(0.45)	(0.44)

Total distributions	(0.53)	(0.54)	(1.36)	(0.81)	(0.74)

Net asset value, end of period	$18.78	$17.48	$17.06	$18.61	$18.44

Total return[e]	10.47%	5.77%	(1.27)%	5.38%	13.88%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.29%	0.30%	0.29%	0.28%	0.95%

Expenses net of waiver and payments by affiliates[g]	0.26%	0.26%	0.26%	0.23%	0.22%

Net investment income[d]	0.47%	1.22%	1.49%	1.65%	1.47%

Supplemental data

Net assets, end of period (000’s)	$2,782	$2,822	$2,549	$1,755	$42

Portfolio turnover rate	10.72%	30.19%	20.40%	17.55%	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.49	$17.06	$18.62	$18.45	$15.85	$14.56

Income from investment operations[a]:

Net investment income[b,c]	0.03	0.18	0.25	0.27	0.24	0.25

Net realized and unrealized gains (losses)	1.79	0.76	(0.47)	0.68	3.09	1.32

Total from investment operations	1.82	0.94	(0.22)	0.95	3.33	1.57

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.18)	(0.26)	(0.33)	(0.29)	(0.28)

Net realized gains	(0.44)	(0.33)	(1.08)	(0.45)	(0.44)	—

Total distributions	(0.53)	(0.51)	(1.34)	(0.78)	(0.73)	(0.28)

Net asset value, end of period	$18.78	$17.49	$17.06	$18.62	$18.45	$15.85

Total return[d]	10.40%	5.60%	(1.41)%	5.23%	21.26%	10.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.43%	0.44%	0.42%	0.43%	0.40%	0.30%

Expenses net of waiver and payments by affiliates[f]	0.40%	0.40%	0.40%	0.38%	0.34%	0.25%

Net investment income[c]	0.33%	1.08%	1.35%	1.50%	1.35%	1.59%

Supplemental data

Net assets, end of period (000’s)	$43,070	$39,211	$49,634	$52,250	$74,808	$55,810

Portfolio turnover rate	10.72%	30.19%	20.40%	17.55%	30.45%	31.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin Growth Allocation Fund
		Shares	Value

	Investments in Underlying Funds and Exchange Traded Funds 100.2%
	Alternative Strategies 6.9%
a	Franklin K2 Alternative Strategies Fund, Class R6	5,332,825	$59,780,968
a,b	Franklin Pelagos Commodities Strategy Fund, Class R6	4,706,977	29,230,327

			89,011,295

	Domestic Equity 52.7%
	Financial Select Sector SPDR ETF	2,035,300	50,210,851
a,b	Franklin DynaTech Fund, Class R6	2,384,439	144,520,840
a	Franklin Growth Fund, Class R6	2,569,080	224,100,806
a	Franklin LibertyQ U.S. Equity ETF	1,253,700	32,320,386
a	Franklin Rising Dividends Fund, Class R6	2,121,431	119,669,903
a,b	Franklin Small Cap Growth Fund, Class R6	733,480	15,711,143
a	Franklin Utilities Fund, Class R6	2,731,729	51,738,957
	iShares S&P 500 Value ETF	368,757	38,704,735

			676,977,621

	Domestic Fixed Income 9.2%
a	Franklin Floating Rate Daily Access Fund, Class R6	931,451	8,252,656
a	Franklin Low Duration Total Return Fund, Class R6	4,994,059	49,441,181
a	Franklin Strategic Income Fund, Class R6	2,559,739	25,213,434
a	Franklin U.S. Government Securities Fund, Class R6	4,729,527	29,086,592
	iShares iBoxx $ Investment Grade Corporate Bond ETF	48,300	5,820,633

			117,814,496

	Foreign Equity 29.4%
a	Franklin International Small Cap Growth Fund, Class R6	5,408,537	108,008,493
a	Franklin LibertyQ Emerging Markets ETF	2,650,800	79,577,016
a	Franklin Mutual European Fund, Class R6	4,988,766	102,668,801
a	Templeton Foreign Fund, Class R6	11,446,133	87,562,919

			377,817,229

	Foreign Fixed Income 2.0%
a	Templeton Global Total Return Fund, Class R6	2,119,017	26,085,100

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $973,164,178)		1,287,705,741

	Short Term Investments (Cost $2,514,033) 0.2%
	Money Market Funds 0.2%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	2,514,033	2,514,033

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $975,678,211) 100.4%		1,290,219,774
	Other Assets, less Liabilities (0.4)%		(4,631,746)

	Net Assets 100.0%		$1,285,588,028

See Abbreviations on page 52.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Note 3f)	$36,031,317	$190,977,694	$32,317,252
Cost - Non-controlled affiliates (Note 3f)	1,103,396,457	1,444,372,761	855,363,210
Cost - Unaffiliated Exchange traded funds	76,231,188	126,376,007	87,997,749

Total cost of investments	$1,215,658,962	$1,761,726,462	$975,678,211

Value - Controlled affiliates (Note 3f)	$31,800,220	$189,058,791	$32,320,386
Value - Non-controlled affiliates (Note 3f)	1,286,088,729	1,846,700,464	1,163,163,169
Value - Unaffiliated Exchange traded funds	79,865,883	134,320,930	94,736,219

Total value of investments	1,397,754,832	2,170,080,185	1,290,219,774
Receivables:
Capital shares sold	1,212,124	1,364,027	961,232
Other assets	928	1,434	841

Total assets	1,398,967,884	2,171,445,646	1,291,181,847

Liabilities:
Payables:
Capital shares redeemed	3,751,525	7,535,040	3,977,505
Asset allocation fees	288,321	447,960	230,247
Distribution fees	1,192,965	1,692,987	960,604
Transfer agent fees	268,443	378,456	328,502
Trustees’ fees and expenses	643	857	375
Accrued expenses and other liabilities	76,992	136,519	96,586

Total liabilities	5,578,889	10,191,819	5,593,819

Net assets, at value	$1,393,388,995	$2,161,253,827	$1,285,588,028

Net assets consist of:
Paid-in capital	$1,225,520,682	$1,710,119,053	$939,689,978
Undistributed net investment income	1,148,512	3,073,927	—
Distributions in excess of net investment income	—	—	(752,157)
Net unrealized appreciation (depreciation)	182,095,870	408,353,723	314,541,563
Accumulated net realized gain (loss)	(15,376,069)	39,707,124	32,108,644

Net assets, at value	$1,393,388,995	$2,161,253,827	$1,285,588,028

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2017 (unaudited)

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Class A:
Net assets, at value	$790,696,879	$1,387,917,452	$831,800,244

Shares outstanding	54,672,904	87,617,490	44,512,586

Net asset value per share[a]	$14.46	$15.84	$18.69

Maximum offering price per share (net asset value per share ÷ 94.25%)	$15.34	$16.81	$19.83

Class C:
Net assets, at value	$440,472,161	$575,477,468	$304,574,104

Shares outstanding	31,062,599	37,456,977	16,795,805

Net asset value and maximum offering price per share[a]	$14.18	$15.36	$18.13

Class R:
Net assets, at value	$123,960,628	$143,370,269	$103,361,904

Shares outstanding	8,605,976	9,089,418	5,607,685

Net asset value and maximum offering price per share	$14.40	$15.77	$18.43

Class R6:
Net assets, at value	$2,364,133	$4,370,845	$2,781,671

Shares outstanding	163,623	275,484	148,138

Net asset value and maximum offering price per share	$14.45	$15.87	$18.78

Advisor Class:
Net assets, at value	$35,895,194	$50,117,793	$43,070,105

Shares outstanding	2,481,574	3,157,152	2,293,567

Net asset value and maximum offering price per share	$14.46	$15.87	$18.78

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2017 (unaudited)

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Investment income:
Dividends:
Controlled affiliates (Note 3f)	$—	$942,977	$8,521
Non-controlled affiliates (Note 3f)	10,088,516	10,106,809	3,772,500
Unaffililated Exchange traded funds	918,105	1,382,857	902,011

Total investment income	11,006,621	12,432,643	4,683,032

Expenses:
Asset allocation fees (Note 3a)	1,762,591	2,735,018	1,614,070
Distribution fees: (Note 3c)
Class A	996,238	1,749,649	1,033,985
Class C	2,267,756	2,926,594	1,541,300
Class R	311,345	381,397	275,322
Transfer agent fees: (Note 3e)
Class A	432,168	862,728	639,699
Class C	246,695	361,174	238,727
Class R	67,629	94,175	85,363
Class R6	194	265	215
Advisor Class	16,526	27,100	32,207
Custodian fees (Note 4)	525	706	425
Reports to shareholders	56,122	96,311	74,789
Registration and filing fees	63,479	77,951	57,382
Professional fees	19,538	23,124	18,853
Trustees’ fees and expenses	6,052	9,220	5,258
Other	13,533	17,503	13,084

Total expenses	6,260,391	9,362,915	5,630,679
Expenses waived/paid by affiliates (Note 3f and 3g)	(7,076)	(11,099)	(201,528)

Net expenses	6,253,315	9,351,816	5,429,151

Net investment income (loss)	4,753,306	3,080,827	(746,119)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Controlled affiliates (Note 3f)	(294,416)	3,662	2,332
Non-controlled affiliates (Note 3f)	16,199,145	46,602,410	34,969,744
Unaffiliated Exchange traded funds	2,012,843	1,999,031	779,434

Net realized gain (loss)	17,917,572	48,605,103	35,751,510

Net change in unrealized appreciation (depreciation) on investments	56,714,283	116,724,804	90,782,411

Net realized and unrealized gain (loss)	74,631,855	165,329,907	126,533,921

Net increase (decrease) in net assets resulting from operations	$79,385,161	$168,410,734	$125,787,802

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,753,306	$11,895,862	$3,080,827	$17,042,235
Net realized gain (loss)	17,917,572	(26,521,247)	48,605,103	28,421,824
Net change in unrealized appreciation (depreciation)	56,714,283	77,528,235	116,724,804	62,881,574

Net increase (decrease) in net assets resulting from operations .	79,385,161	62,902,850	168,410,734	108,345,633

Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(4,486,048)	(9,117,348)	(7,001,783)	(11,651,361)
Class C	(1,010,271)	(1,751,300)	(3,024,133)	(334,512)
Class R	(566,412)	(1,067,714)	(769,155)	(838,073)
Class R6	(16,773)	(33,339)	(20,824)	(60,719)
Advisor Class	(237,754)	(683,806)	(215,422)	(419,576)
Net realized gains:
Class A	—	(6,125,410)	(11,997,354)	(21,972,875)
Class C	—	(3,686,002)	(5,123,844)	(9,651,391)
Class R	—	(920,983)	(1,267,170)	(2,588,815)
Class R6	—	(16,730)	(37,615)	(85,228)
Advisor Class	—	(598,184)	(442,156)	(742,391)

Total distributions to shareholders	(6,317,258)	(24,000,816)	(29,899,456)	(48,344,941)

Capital share transactions: (Note 2)
Class A	(59,724,002)	(117,603,198)	(118,899,641)	(216,989,710)
Class C	(53,776,855)	(78,239,119)	(55,913,193)	(112,586,337)
Class R	(6,477,052)	(18,669,848)	(24,589,871)	(48,961,723)
Class R6	50,449	(140,699)	(1,023,193)	200,603
Advisor Class	6,833,145	(57,027,314)	8,375,691	(15,232,178)

Total capital share transactions	(113,094,315)	(271,680,178)	(192,050,207)	(393,569,345)

Net increase (decrease) in net assets	(40,026,412)	(232,778,144)	(53,538,929)	(333,568,653)
Net assets:
Beginning of period	1,433,415,407	1,666,193,551	2,214,792,756	2,548,361,409

End of period	$1,393,388,995	$1,433,415,407	$2,161,253,827	$2,214,792,756

Undistributed net investment income included in net assets:
End of period	$1,148,512	$2,712,464	$3,073,927	$11,024,417

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(746,119)	$8,745,660
Net realized gain (loss)	35,751,510	39,370,486
Net change in unrealized appreciation (depreciation)	90,782,411	20,368,376

Net increase (decrease) in net assets resulting from operations	125,787,802	68,484,522

Distributions to shareholders from:
Net investment income:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(4,161,034)	(6,622,325)
Class C	(1,603,341)	(199,946)
Class R	(575,865)	(583,535)
Class R6	(13,478)	(33,831)
Advisor Class	(211,945)	(409,994)
Net realized gains:
Class A	(19,000,176)	(16,777,167)
Class C	(7,156,361)	(6,455,785)
Class R	(2,439,955)	(2,416,571)
Class R6	(63,008)	(56,473)
Advisor Class	(976,644)	(988,239)

Total distributions to shareholders	(36,201,807)	(34,543,866)

Capital share transactions: (Note 2)
Class A	(49,189,144)	(87,336,666)
Class C	(24,704,669)	(35,825,451)
Class R	(16,686,675)	(37,642,928)
Class R6	(242,956)	185,119
Advisor Class	950,740	(11,707,981)

Total capital share transactions	(89,872,704)	(172,327,907)

Net increase (decrease) in net assets	(286,709)	(138,387,251)
Net assets:
Beginning of period	1,285,874,737	1,424,261,988

End of period	$1,285,588,028	$1,285,874,737

Undistributed net investment income included in net assets:
End of period	$—	$6,559,625

Distributions in excess of net investment income included in net assets:
End of period	$(752,157)	$—

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2017
Shares sold	3,964,732	$56,522,766	4,900,658	$76,285,007
Shares issued in reinvestment of distributions	303,241	4,369,679	1,182,580	18,646,573
Shares redeemed	(8,481,632)	(120,616,447)	(13,763,163)	(213,831,221)

Net increase (decrease)	(4,213,659)	$(59,724,002)	(7,679,925)	$(118,899,641)

Year ended December 31, 2016
Shares sold	9,876,237	$132,182,107	11,038,805	$159,601,771
Shares issued in reinvestment of distributions	1,112,500	14,914,678	2,296,983	33,079,385
Shares redeemed	(19,663,320)	(264,699,983)	(28,101,565)	(409,670,866)

Net increase (decrease)	(8,674,583)	$(117,603,198)	(14,765,777)	$(216,989,710)

Class C Shares:
Six Months ended June 30, 2017
Shares sold	1,441,663	$20,068,591	2,323,430	$35,128,907
Shares issued in reinvestment of distributions	69,478	970,309	520,254	7,961,292
Shares redeemed	(5,371,878)	(74,815,755)	(6,551,174)	(99,003,392)

Net increase (decrease)	(3,860,737)	$(53,776,855)	(3,707,490)	$(55,913,193)

Year ended December 31, 2016
Shares sold	4,863,793	$63,561,659	4,660,303	$65,455,983
Shares issued in reinvestment of distributions	398,830	5,210,489	702,978	9,675,738
Shares redeemed	(11,144,482)	(147,011,267)	(13,286,035)	(187,718,058)

Net increase (decrease)	(5,881,859)	$(78,239,119)	(7,922,754)	$(112,586,337)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Conservative Allocation Fund		Franklin Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2017
Shares sold	862,442	$12,230,314	762,693	$11,831,287
Shares issued in reinvestment of distributions	38,183	547,234	127,471	2,001,101
Shares redeemed	(1,356,665)	(19,254,600)	(2,474,710)	(38,422,259)

Net increase (decrease)	(456,040)	$(6,477,052)	(1,584,546)	$(24,589,871)

Year ended December 31, 2016
Shares sold	1,289,646	$17,236,221	1,491,622	$21,589,915
Shares issued in reinvestment of distributions	144,387	1,924,897	235,070	3,355,220
Shares redeemed	(2,826,823)	(37,830,966)	(5,099,856)	(73,906,858)

Net increase (decrease)	(1,392,790)	$(18,669,848)	(3,373,164)	$(48,961,723)

Class R6 Shares:
Six Months ended June 30, 2017
Shares sold	29,396	$418,012	12,290	$191,547
Shares issued in reinvestment of distributions	1,163	16,773	3,700	58,439
Shares redeemed	(27,046)	(384,336)	(84,053)	(1,273,179)

Net increase (decrease)	3,513	$50,449	(68,063)	$(1,023,193)

Year ended December 31, 2016
Shares sold	57,015	$760,599	144,017	$2,100,685
Shares issued in reinvestment of distributions	3,733	50,069	10,086	145,947
Shares redeemed	(71,025)	(951,367)	(140,342)	(2,046,029)

Net increase (decrease)	(10,277)	$(140,699)	13,761	$200,603

Advisor Class Shares:
Six Months ended June 30, 2017
Shares sold	845,894	$12,116,599	1,147,307	$17,960,617
Shares issued in reinvestment of distributions	13,999	202,294	37,830	598,094
Shares redeemed	(385,266)	(5,485,748)	(652,992)	(10,183,020)

Net increase (decrease)	474,627	$6,833,145	532,145	$8,375,691

Year ended December 31, 2016
Shares sold	1,191,790	$16,036,547	1,189,361	$17,404,912
Shares issued in reinvestment of distributions	92,307	1,228,277	74,978	1,082,144
Shares redeemed	(5,417,398)	(74,292,138)	(2,292,721)	(33,719,234)

Net increase (decrease)	(4,133,301)	$(57,027,314)	(1,028,382)	$(15,232,178)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Growth Allocation Fund
	Shares	Amount

Class A Shares:
Six Months ended June 30, 2017
Shares sold	3,158,297	$58,345,813
Shares issued in reinvestment of distributions	1,219,258	22,829,680
Shares redeemed	(7,078,111)	(130,364,637)

Net increase (decrease)	(2,700,556)	$(49,189,144)

Year ended December 31, 2016
Shares sold	19,985,532	$338,147,125
Shares issued in reinvestment of distributions	1,380,599	23,061,353
Shares redeemed	(26,369,114)	(448,545,144)

Net increase (decrease)	(5,002,983)	$(87,336,666)

Class C Shares:
Six Months ended June 30, 2017
Shares sold	1,440,414	$25,835,499
Shares issued in reinvestment of distributions	475,249	8,637,558
Shares redeemed	(3,292,129)	(59,177,726)

Net increase (decrease)	(1,376,466)	$(24,704,669)

Year ended December 31, 2016
Shares sold	2,640,421	$43,293,123
Shares issued in reinvestment of distributions	405,959	6,488,468
Shares redeemed	(5,160,971)	(85,607,042)

Net increase (decrease)	(2,114,591)	$(35,825,451)

Class R Shares:
Six Months ended June 30, 2017
Shares sold	300,530	$5,482,090
Shares issued in reinvestment of distributions	160,415	2,962,241
Shares redeemed	(1,373,801)	(25,131,006)

Net increase (decrease)	(912,856)	$(16,686,675)

Year ended December 31, 2016
Shares sold	811,617	$13,599,811
Shares issued in reinvestment of distributions	178,979	2,934,501
Shares redeemed	(3,244,832)	(54,177,240)

Net increase (decrease)	(2,254,236)	$(37,642,928)

Class R6 Shares:
Six Months ended June 30, 2017
Shares sold	10,263	$190,199
Shares issued in reinvestment of distributions	4,066	76,485
Shares redeemed	(27,676)	(509,640)

Net increase (decrease)	(13,347)	$(242,956)

Year ended December 31, 2016
Shares sold	105,302	$1,799,872
Shares issued in reinvestment of distributions	5,354	90,304
Shares redeemed	(98,611)	(1,705,057)

Net increase (decrease)	12,045	$185,119

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Growth Allocation Fund
	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2017
Shares sold	453,035	$8,373,276
Shares issued in reinvestment of distributions	55,687	1,047,600
Shares redeemed	(457,141)	(8,470,136)

Net increase (decrease)	51,581	$950,740

Year ended December 31, 2016
Shares sold	941,928	$16,235,915
Shares issued in reinvestment of distributions	77,488	1,299,870
Shares redeemed	(1,686,137)	(29,243,766)

Net increase (decrease)	(666,721)	$(11,707,981)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$126,198	$214,732	$194,908
CDSC retained	$20,580	$25,615	$27,031

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Transfer agent fees	$299,402	$533,622	$450,563

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

Investments in FT Underlying Funds for the period ended June 30, 2017, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period		Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period
Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Pelagos Commodities Strategy Fund, Class R6	5,230,884	—	(110,076)	5,120,808	$31,800,220		$—	$(294,416)	25.0%

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,322,480	218,662	(153,838)	1,387,304	$84,084,463		$—	$562,630	2.2%
Franklin Floating Rate Daily Access Fund, Class R6	—	4,910,066	(146,771)	4,763,295	42,202,797		451,240	(2,967)	1.1%
Franklin Growth Fund, Class R6	1,878,039	10,733	(433,769)	1,455,003	126,919,911		—	12,415,680	0.9%
Franklin International Small Cap Growth Fund, Class R6	2,996,940	17,366	(315,691)	2,698,615	53,891,340		—	227,824	3.9%
Franklin K2 Alternative Strategies Fund, Class R6	5,855,419	—	(123,439)	5,731,980	64,255,495		—	1,655	5.8%
Franklin LibertyQ Emerging Markets ETF	1,238,500	314,100	(159,600)	1,393,000	41,817,860		405,767	207,131	12.9%
Franklin LibertyQ U.S. Equity ETF	—	728,900	(16,800)	712,100	18,357,938		4,855	1,867	16.0%
Franklin Low Duration Total Return Fund, Class R6	21,122,177	4,300,041	(1,605,059)	23,817,159	235,789,874		2,178,292	(469,265)	9.0%
Franklin Mutual European Fund, Class R6	2,492,970	484,725	(280,272)	2,697,423	55,512,955		—	(90,997)	2.1%
Franklin Rising Dividends Fund, Class R6	1,745,373	14,815	(581,000)	1,179,188	66,518,016		255,795	10,184,441	0.4%
Franklin Small Cap Growth Fund, Class R6	451,035	2,703	(47,392)	406,346	8,703,922		—	61,649	0.3%
Franklin Strategic Income Fund, Class R6	18,464,604	203,818	(5,646,091)	13,022,331	128,269,955		1,534,387	(3,622,705)	1.9%
Franklin U.S. Government Securities Fund, Class R6	33,205,449	519,436	(9,660,592)	24,064,293	147,995,404		2,673,182	(2,904,417)	2.5%
Franklin Utilities Fund, Class R6	1,622,554	30,324	(172,032)	1,480,846	28,047,224		396,915	742,816	0.4%
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	6,351,087	112,768,116	(116,585,982)	2,533,221	2,533,221		8,575	—	—	[a]
Templeton Foreign Fund, Class R6	6,554,098	38,308	(690,402)	5,902,004	45,150,333		—	593,784	0.6%
Templeton Frontier Markets Fund, Class R6	769,014	—	(769,014)	—	—	[b]	—	(1,343,170)	—
Templeton Global Total Return Fund, Class R6	7,785,702	3,992,979	(727,664)	11,051,017	136,038,021		2,179,508	(366,811)	2.4%

Total Non-Controlled Affiliates					$1,286,088,729		$10,088,516	$16,199,145

Total					$1,317,888,949		$10,088,516	$15,904,729

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin LibertyQ Emerging Markets ETF	2,781,600	797,900	(373,800)	3,205,700	$96,235,114		$931,575	$470,583	29.7%
Franklin LibertyQ U.S. Equity ETF	—	1,718,000	(41,600)	1,676,400	43,217,592		11,402	5,559	37.7%
Franklin Pelagos Commodities Strategy Fund, Class R6	8,105,013	—	(116,916)	7,988,097	49,606,085		—	(472,480)	39.1%

Total Controlled Affiliates					$189,058,791		$942,977	$3,662

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,850,304	488,127	(345,395)	2,993,036	$181,407,912		$—	$1,145,662	4.7%
Franklin Floating Rate Daily Access Fund, Class R6	—	4,544,443	(100,531)	4,443,912	39,373,056		420,053	(2,011)	1.0%
Franklin Growth Fund, Class R6	4,467,176	6,726	(1,042,308)	3,431,594	299,337,918		—	29,474,768	2.2%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period		Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Small Cap Growth Fund, Class R6	7,274,151	11,115	(785,293)	6,499,973	$129,804,469		$—	$528,908	9.3%
Franklin K2 Alternative Strategies Fund, Class R6	9,060,708	—	(131,611)	8,929,097	100,095,173		—	(4,637)	9.0%
Franklin Low Duration Total Return Fund, Class R6	21,415,937	3,522,575	(1,794,795)	23,143,717	229,122,802		2,156,451	(526,035)	8.7%
Franklin Mutual European Fund, Class R6	5,897,464	1,081,632	(668,720)	6,310,376	129,867,538		—	(393,208)	4.9%
Franklin Rising Dividends Fund, Class R6	4,023,486	16,881	(1,334,901)	2,705,466	152,615,315		585,797	22,870,443	0.8%
Franklin Small Cap Growth Fund, Class R6	1,113,321	1,822	(120,001)	995,142	21,315,948		—	158,508	0.8%
Franklin Strategic Income Fund, Class R6	17,639,031	147,646	(5,480,288)	12,306,389	121,217,932		1,448,753	(3,528,211)	1.8%
Franklin U.S. Government Securities Fund, Class R6	31,405,709	404,103	(9,298,112)	22,511,700	138,446,956		2,501,066	(2,413,516)	2.4%
Franklin Utilities Fund, Class R6	3,933,350	56,416	(427,701)	3,562,065	67,465,523		959,978	2,074,402	1.1%
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	10,056,485	221,073,934	(226,206,470)	4,923,949	4,923,949		13,219	—	—[a]
Templeton Foreign Fund, Class R6	15,425,155	23,775	(1,667,007)	13,781,923	105,431,710		—	1,319,128	1.4%
Templeton Frontier Markets Fund, Class R6	2,032,287	—	(2,032,287)	—	—	[b]	—	(4,132,104)	—
Templeton Global Total Return Fund, Class R6	7,326,265	3,662,233	(730,637)	10,257,861	126,274,263		2,021,492	30,313	2.2%

Total Non-Controlled Affiliates					$1,846,700,464		$10,106,809	$46,602,410

Total					$2,035,759,255		$11,049,786	$46,606,072

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin LibertyQ U.S. Equity ETF	—	1,276,500	(22,800)	1,253,700	$32,320,386		$8,521	$2,332	28.2%

Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,234,676	376,764	(227,001)	2,384,439	$144,520,840		$—	$690,573	3.7%
Franklin Floating Rate Daily Access Fund, Class R6	—	955,868	(24,417)	931,451	8,252,656		88,204	(489)	0.2%
Franklin Growth Fund, Class R6	3,289,099	—	(720,019)	2,569,080	224,100,806		—	20,145,127	1.7%
Franklin International Small Cap Growth Fund, Class R6	5,945,325	—	(536,788)	5,408,537	108,008,493		—	257,401	7.8%
Franklin K2 Alternative Strategies Fund, Class R6	5,290,255	88,887	(46,317)	5,332,825	59,780,968		—	2,031	5.4%
Franklin LibertyQ Emerging Markets ETF	2,181,500	722,800	(253,500)	2,650,800	79,577,016		769,823	312,138	24.5%
Franklin Low Duration Total Return Fund, Class R6	4,800,161	845,280	(651,382)	4,994,059	49,441,181		465,134	(192,375)	1.9%
Franklin Mutual European Fund, Class R6	4,585,247	839,670	(436,151)	4,988,766	102,668,801		—	(310,275)	3.9%
Franklin Pelagos Commodities Strategy Fund, Class R6	4,669,018	78,675	(40,716)	4,706,977	29,230,327		—	(172,026)	23.0%
Franklin Rising Dividends Fund, Class R6	3,098,631	8,337	(985,537)	2,121,431	119,669,903		455,539	16,607,766	0.7%
Franklin Small Cap Growth Fund, Class R6	805,297	—	(71,817)	733,480	15,711,143		—	95,523	0.6%
Franklin Strategic Income Fund, Class R6	3,881,188	30,989	(1,352,438)	2,559,739	25,213,434		304,044	(275,014)	0.4%
Franklin U.S. Government Securities Fund, Class R6	6,947,140	85,784	(2,303,397)	4,729,527	29,086,592		530,944	(396,119)	0.5%
Franklin Utilities Fund, Class R6	2,962,629	38,315	(269,215)	2,731,729	51,738,957		729,787	1,153,520	0.8%
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	6,060,504	148,701,202	(152,247,673)	2,514,033	2,514,033		8,547	—	—	[a]
Templeton Foreign Fund, Class R6	12,583,040	—	(1,136,907)	11,446,133	87,562,919		—	707,683	1.2%
Templeton Frontier Markets Fund, Class R6	1,841,002	—	(1,841,002)	—	—	[b]	—	(3,753,977)	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	1,604,547	758,542	(244,072)	2,119,017	$26,085,100	$420,478	$98,257	0.5%

Total Non-Controlled Affiliates					$1,163,163,169	$3,772,500	$34,969,744

Total					$1,195,483,555	$3,781,021	$34,972,076

aRounds to less than 0.1%

bAs of June 30, 2017, no longer held by the fund.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

	Franklin Conservative Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.28%	0.28%	0.25%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2017, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2016, the capital loss carryforwards were as follows:

Franklin Conservative Allocation Fund
Capital loss carryforwards:
Short term	5,477,789
Long term	18,100,827

Total capital loss carryforwards	23,578,616

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Cost of investments	$1,225,373,993	$1,770,787,678	$979,398,259

Unrealized appreciation	$196,487,729	$428,633,247	$321,775,287
Unrealized depreciation	(24,106,890)	(29,340,740)	(10,953,772)

Net unrealized appreciation (depreciation)	$172,380,839	$399,292,507	$310,821,515

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2017, were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund
Purchases	$195,526,434	$259,790,069	$138,499,530
Sales	$315,889,003	$481,750,756	$264,839,170

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2017, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2017, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments

9. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
SPDR	S&P Depositary Receipt

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin Moderate Allocation Fund

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

(each a Fund)

At an in-person meeting held on February 28, 2017 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent, and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the existing management fees are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity, derivatives and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments (FTI) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of

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SHAREHOLDER INFORMATION

each Fund over various time periods ended December 31, 2016. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

The Performance Universe for the Franklin Moderate Allocation Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Performance Universe for the Franklin Conservative Allocation Fund included the Fund and all retail and institutional mixed-asset target allocation conservative funds. The Performance Universe for the Franklin Growth Allocation Fund included the Fund and all retail and institutional mixed-asset target allocation growth funds. The Board noted that the Funds’ annualized total returns for the one-, three- and five-year periods were below the medians of their respective Performance Universes, but for the 10-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable. In doing so, the Board noted management’s explanation that the Funds’ underperformance has had less to do with broad asset allocation positioning and more to do with underlying fund performance within particular asset classes. Management explained that broad asset allocation has had a largely neutral impact on performance, while underlying fund performance has been a persistent negative contributor. The Board also noted that the annualized total returns for the Funds in each of the one-, three- and five-year periods ranged from 1.79% to 7.77%.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted that at its February meeting each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any

(Management Rate) of each Fund in comparison to the median ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin Moderate Allocation Fund - The Expense Group for the Fund included the Fund and eight other mixed-asset target allocation moderate funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, but its actual total expense ratio was above the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is fair and reasonable. In doing so, the Board noted that management has contractually capped the Fund’s total operating expenses, but further noted that the Fund was operating at such cap. The Board also noted that the Management Rate paid by the Fund is solely for asset allocation services as the Fund invests substantially all of its assets in underlying funds.

Franklin Conservative Allocation Fund and Franklin Growth Allocation Fund - The Expense Group for the Franklin Conservative Allocation Fund included the Fund and nine other mixed-asset target allocation conservative funds. The Expense Group for the Franklin Growth Allocation Fund included the Fund and ten other mixed-asset target allocation growth funds. The Board noted that the Management Rates for the Franklin Conservative Allocation Fund and Franklin Growth Allocation Fund were 0.3 and 12 basis points, respectively, above the medians of their respective Expense Groups. The Board also noted that the actual total expense ratios for the Franklin Conservative Allocation Fund and Franklin Growth Allocation Fund were 9.7 and 9.9 basis points, respectively, above the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds

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SHAREHOLDER INFORMATION

are fair and reasonable. In doing so, the Board noted that management has contractually capped each Fund’s total operating expenses, but further noted that certain classes of the Franklin Conservative Allocation Fund were operating at such cap. The Board also noted that the Management Rate paid by each Fund is solely for asset allocation services as the Fund invests substantially all of its assets in underlying funds.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2016, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm has been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that, due to the use of the Management Rate for allocation services, the Funds would not likely experience economies of scale.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the

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SHAREHOLDER INFORMATION

Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin Fund Allocator Series

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	FAS S 08/17

Semiannual Report and Shareholder Letter June 30, 2017

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

The six months ended June 30, 2017, benefited from mostly upbeat economic data, improved U.S. corporate earnings and generally supportive monetary policies. The U.S. job market continued to improve as the unemployment rate declined.

In March, the U.S. Federal Reserve (Fed) raised its target range 0.25% for the second time in three months to 0.75%–1.00%. The Fed once again raised its target range a quarter point to 1.00%–1.25% at its June meeting. Despite low inflation, the Fed made its most recent decision amid signs of a strengthening labor market and moderately rising economic activity.

In this environment, U.S. stocks, as measured by the Standard & Poor’s® 500 Index, ended the period with a +9.34% total return.1 Stocks in global developed markets, as measured by the MSCI World Index, returned +11.02%.1 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted a +2.27% 6-month total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a diligent, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Economic and Market Overview	3
Franklin Corefolio Allocation Fund	4
Franklin Founding Funds Allocation Fund	9
Financial Highlights and Statements of Investments	14
Financial Statements	24
Notes to Financial Statements	27
Shareholder Information	34

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Economic and Market Overview

The global economy generally expanded during the period under review. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Global markets were aided by improved industrial commodity prices at certain points during the period, generally upbeat economic data across regions, investor optimism about pro-growth and pro-business policies in the U.S, hopes of tax reforms under the Trump administration, Emmanuel Macron’s election as France’s president and encouraging corporate earnings reports.

However, investors expressed concerns about the timing and economic effects of the U.K.’s exit from the European Union (also known as “Brexit”) and the U.S. executive order banning entry from some Muslim-majority countries. Other headwinds included the health of European banks, concerns about political uncertainty in the U.S. and European Union, geopolitical tensions in certain regions, worries about global oversupply in oil production despite a pact to extend cuts, and hawkish comments from key central bankers around the world toward period-end.

U.S. economic growth decelerated in 2017’s first quarter, largely due to slower growth in consumer spending and declines in private inventory investment and government spending. However, growth accelerated in the second quarter due to increases consumer spending, business investment and federal government spending. The unemployment rate decreased from 4.7% in December 2016 to 4.4% at period-end.1 Annual inflation, as measured by the Consumer Price Index, decreased from 2.1% to 1.6% during the period. After increasing its benchmark interest rate in March, the U.S. Federal Reserve (Fed), at its June meeting, made the widely anticipated increase to its target range for the federal funds rate from 0.75%–1.00% to 1.00%–1.25%, amid signs of a growing U.S. economy, a strengthening labor market and an improvement in business spending.

In Europe, the U.K.’s economy grew at a slower rate in 2017’s first quarter over the previous quarter, largely due to slower growth in household spending. The eurozone’s growth increased in the first quarter over the previous quarter. The bloc’s annual inflation rate fluctuated during the reporting period and ended slightly higher from where it began. During the period, the European Central Bank kept its key policy rates unchanged.

In Asia, Japan’s quarterly gross domestic product (GDP) remained unchanged in 2017’s first quarter compared to 2016’s fourth quarter. In April 2017, the Bank of Japan (BOJ) slightly increased its GDP forecasts for the 2017–2018 fiscal year. However, the BOJ lowered its inflation forecast.

In emerging markets, Brazil’s quarterly GDP grew for the first time in two years, as its first-quarter 2017 GDP grew compared to the previous quarter. The country’s central bank cut its benchmark interest rate four times between January and June 2017 to spur economic growth. Russia’s GDP grew in 2017’s first quarter compared to the prior-year period. The Bank of Russia reduced its key interest rate in March, April and June 2017 to try to revive its economy. China’s economy grew faster in the first half of 2017 compared to the first half of 2016, driven by solid growth in industrial production, services, fixed-asset investment, retail sales, and imports and exports. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

The foregoing information reflects our analysis and opinions as of June 30, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin Corefolio Allocation Fund

This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a +11.30% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +9.34% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, had a +11.02% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Growth Fund – Class R6 and Franklin Growth Opportunities Fund – Class R6 outperformed the S&P 500, while Franklin Mutual Shares Fund – Class R6 underperformed the index. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 18.

4	Semiannual Report	franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Vice President of Franklin Advisers, Inc.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com	Semiannual Report	5

FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]
A
6-Month	+11.30%	+4.91%
1-Year	+20.69%	+13.74%
5-Year	+77.69%	+10.87%
10-Year	+66.20%	+4.59%

Advisor
6-Month	+11.47%	+11.47%
1-Year	+20.94%	+20.94%
5-Year	+80.06%	+12.48%
10-Year	+70.96%	+5.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

6	Semiannual Report	franklintempleton.com

FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0126	$0.3487	$0.3613
C	$0.0126	$0.3487	$0.3613
R	$0.0126	$0.3487	$0.3613
Advisor	$0.0126	$0.3487	$0.3613

Total Annual Operating Expenses[3]

Share Class
A	1.04%
Advisor	0.79%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	7

FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17[1]	Expenses Paid During Period 1/1/17–6/30/17[1]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1]	Annualized Expense Ratio

A	$1,000	$1,113.00	$2.25	$1,022.66	$2.16	0.43%
C	$1,000	$1,109.10	$6.17	$1,018.94	$5.91	1.18%
R	$1,000	$1,111.90	$3.56	$1,021.42	$3.41	0.68%
Advisor	$1,000	$1,114.70	$0.94	$1,023.90	$0.90	0.18%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

8	Semiannual Report	franklintempleton.com

Franklin Founding Funds Allocation Fund

This semiannual report for Franklin Founding Funds Allocation Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a +6.53% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +9.34% total return and the MSCI World Index, which tracks equity performance in global developed markets, had a +11.02% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1⁄3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Class R6 and Franklin Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 23.

franklintempleton.com	Semiannual Report	9

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA Vice President of Franklin Advisers, Inc.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Semiannual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return	Average Annual Total Return
A
6-Month	+6.53%	+0.42%
1-Year	+17.81%	+11.05%
5-Year	+59.33%	+8.47%
10-Year	+43.74%	+3.08%

Advisor
6-Month	+6.70%	+6.70%
1-Year	+18.09%	+18.09%
5-Year	+61.36%	+10.04%
10-Year	+47.45%	+3.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income
A	$0.2606
C	$0.2090
R	$0.2354
Advisor	$0.2775

Total Annual Operating Expenses[3]
Share Class
A	1.00%
Advisor	0.75%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12	Semiannual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17[1]	Expenses Paid During Period 1/1/17–6/30/17[1]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1]	Annualized Expense Ratio

A	$1,000	$1,065.30	$2.15	$1,022.71	$2.11	0.42%
C	$1,000	$1,060.90	$5.98	$1,018.99	$5.86	1.17%
R	$1,000	$1,064.10	$3.43	$1,021.47	$3.36	0.67%
Advisor	$1,000	$1,067.00	$0.87	$1,023.95	$0.85	0.17%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Corefolio Allocation Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Class A
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$17.06	$16.80	$18.00	$17.61	$13.57	$11.93

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.04)	0.14	0.14	0.23	0.11	0.11

Net realized and unrealized gains (losses)	1.97	1.07	(0.32)	0.91	4.09	1.65

Total from investment operations	1.93	1.21	(0.18)	1.14	4.20	1.76

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.17)	(0.16)	(0.29)	(0.16)	(0.12)

Net realized gains	(0.35)	(0.78)	(0.86)	(0.46)	—	—

Total distributions	(0.36)	(0.95)	(1.02)	(0.75)	(0.16)	(0.12)

Net asset value, end of period	$18.63	$17.06	$16.80	$18.00	$17.61	$13.57

Total return[d]	11.30%	7.64%	(1.20)%	6.48%	31.01%	14.80%

Ratios to average net assets[e]

Expenses[f]	0.43% [g]	0.45% [g]	0.47% [g]	0.48% [g]	0.44%	0.36%

Net investment income (loss)[c]	(0.43)%	0.83%	0.80%	1.27%	0.68%	0.86%

Supplemental data

Net assets, end of period (000’s)	$550,178	$507,530	$523,540	$558,862	$558,124	$449,252

Portfolio turnover rate	0.15%	0.40%	0.53%	5.77%	5.90%	2.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Class C
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$16.85	$16.61	$17.81	$17.44	$13.45	$11.82

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.11)	0.01	0.02	0.10	(—)[d]	0.02

Net realized and unrealized gains (losses)	1.95	1.05	(0.33)	0.89	4.04	1.64

Total from investment operations	1.84	1.06	(0.31)	0.99	4.04	1.66

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.04)	(0.03)	(0.16)	(0.05)	(0.03)

Net realized gains	(0.35)	(0.78)	(0.86)	(0.46)	—	—

Total distributions	(0.36)	(0.82)	(0.89)	(0.62)	(0.05)	(0.03)

Net asset value, end of period	$18.33	$16.85	$16.61	$17.81	$17.44	$13.45

Total return[e]	10.91%	6.82%	(1.92)%	5.69%	30.09%	14.04%

Ratios to average net assets[f]

Expenses[g]	1.18% [h]	1.20% [h]	1.19% [h]	1.19% [h]	1.15%	1.07%

Net investment income (loss)[c]	(1.18)%	0.08%	0.08%	0.56%	(0.03)%	0.15%

Supplemental data

Net assets, end of period (000’s)	$167,639	$160,729	$172,116	$176,680	$176,332	$142,879

Portfolio turnover rate	0.15%	0.40%	0.53%	5.77%	5.90%	2.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2017.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$17.06	$16.81	$18.01	$17.60	$13.56	$11.93

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.06)	0.10	0.10	0.16	0.06	0.09

Net realized and unrealized gains (losses)	1.97	1.06	(0.32)	0.95	4.11	1.64

Total from investment operations	1.91	1.16	(0.22)	1.11	4.17	1.73

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.13)	(0.12)	(0.24)	(0.13)	(0.10)

Net realized gains	(0.35)	(0.78)	(0.86)	(0.46)	—	—

Total distributions	(0.36)	(0.91)	(0.98)	(0.70)	(0.13)	(0.10)

Net asset value, end of period	$18.61	$17.06	$16.81	$18.01	$17.60	$13.56

Total return[d]	11.19%	7.33%	(1.43)%	6.30%	30.76%	14.49%

Ratios to average net assets[e]

Expenses[f]	0.68%[g]	0.70%[g]	0.69%[g]	0.69%[g]	0.65%	0.57%

Net investment income (loss)[c]	(0.68)%	0.58%	0.58%	1.06%	0.47%	0.65%

Supplemental data

Net assets, end of period (000’s)	$1,574	$1,461	$1,423	$1,545	$1,903	$1,856

Portfolio turnover rate	0.15%	0.40%	0.53%	5.77%	5.90%	2.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014		2013	2012

Advisor Class
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$17.08	$16.82	$18.03	$17.64		$13.59	$11.95

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.02)	0.21	0.21	0.32		0.18	0.18

Net realized and unrealized gains (losses)	1.98	1.04	(0.35)	0.88		4.08	1.62

Total from investment operations	1.96	1.25	(0.14)	1.20		4.26	1.80

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.21)	(0.21)	(0.35)		(0.21)	(0.16)

Net realized gains	(0.35)	(0.78)	(0.86)	(0.46)		—	—

Total distributions	(0.36)	(0.99)	(1.07)	(0.81)		(0.21)	(0.16)

Net asset value, end of period	$18.68	$17.08	$16.82	$18.03		$17.64	$13.59

Total return[d]	11.47%	7.90%	(0.96)%	6.79%		31.38%	15.11%

Ratios to average net assets[e]

Expenses[f]	0.18% [g]	0.20% [g]	0.19% [g]	0.19%	[g]	0.15%	0.07%

Net investment income (loss)[c]	(0.18)%	1.08%	1.08%	1.56%		0.97%	1.15%

Supplemental data

Net assets, end of period (000’s)	$27,763	$22,721	$19,396	$18,918		$15,495	$10,245

Portfolio turnover rate	0.15%	0.40%	0.53%	5.77%		5.90%	2.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin Corefolio Allocation Fund

		Shares	Value

	Investments in Underlying Funds 100.1%
	Domestic Equity 74.8%
a	Franklin Growth Fund, Class R6	2,151,988	$187,717,932
a,b	Franklin Growth Opportunities Fund, Class R6	4,884,268	186,285,988
a	Franklin Mutual Shares Fund, Class R6	6,209,699	184,862,733

			558,866,653

	Foreign Equity 25.3%
a	Templeton Growth Fund Inc., Class R6	7,248,368	188,964,953

	Total Investments in Underlying Funds before Short Term Investments (Cost $509,098,381)		747,831,606

	Short Term Investments (Cost $6,727) 0.0%†
	Money Market Funds 0.0%†
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	6,727	6,727

	Total Investments in Underlying Funds (Cost $509,105,108) 100.1%		747,838,333
	Other Assets, less Liabilities (0.1)%		(684,062)

	Net Assets 100.0%		$747,154,271

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Founding Funds Allocation Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.47		$12.14		$13.31	$13.37	$11.14	$9.88

Income from investment operations[a]:

Net investment income[b,c]	0.10		0.36		0.35	0.46	0.32	0.35

Net realized and unrealized gains (losses)	0.78		1.26		(1.16)	(0.06)	2.29	1.28

Total from investment operations	0.88		1.62		(0.81)	0.40	2.61	1.63

Less distributions from net investment income	(0.26)		(0.29)		(0.36)	(0.46)	(0.38)	(0.37)

Net asset value, end of period	$14.09		$13.47		$12.14	$13.31	$13.37	$11.14

Total return[d]	6.53%		13.52%		(6.18)%	2.92%	23.64%	16.76%

Ratios to average net assets[e]

Expenses[f]	0.42%	[g]	0.42%	[g]	0.41% [g]	0.41% [g]	0.39%	0.33%

Net investment income[c]	1.36%		2.87%		2.65%	3.35%	2.63%	3.24%

Supplemental data

Net assets, end of period (000’s)	$3,344,589		$3,310,397		$3,346,192	$3,958,706	$4,170,045	$3,766,640

Portfolio turnover rate	0.45%		0.06%		—%	3.79%	3.04%	3.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2017		Year Ended December 31,

	(unaudited)		2016		2015	2014	2013	2012

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.27		$11.96		$13.11	$13.18	$10.99	$9.75

Income from investment operations[a]:

Net investment income[b,c]	0.04		0.26		0.25	0.35	0.23	0.26

Net realized and unrealized gains (losses)	0.77		1.25		(1.14)	(0.07)	2.25	1.27

Total from investment operations	0.81		1.51		(0.89)	0.28	2.48	1.53

Less distributions from net investment income	(0.21)		(0.20)		(0.26)	(0.35)	(0.29)	(0.29)

Net asset value, end of period	$13.87		$13.27		$11.96	$13.11	$13.18	$10.99

Total return[d]	6.09%		12.71%		(6.85)%	2.12%	22.69%	15.87%

Ratios to average net assets[e]

Expenses[f]	1.17%	[g]	1.17%	[g]	1.16% [g]	1.16% [g]	1.14%	1.08%

Net investment income[c]	0.61%		2.12%		1.90%	2.60%	1.88%	2.49%

Supplemental data

Net assets, end of period (000’s)	$1,316,467		$1,402,623		$1,458,281	$1,745,766	$1,829,111	$1,657,087

Portfolio turnover rate	0.45%		0.06%		—%	3.79%	3.04%	3.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

f Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.49	$12.16	$13.33	$13.39	$11.16	$9.89

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.33	0.32	0.44	0.29	0.31

Net realized and unrealized gains (losses)	0.79	1.26	(1.16)	(0.08)	2.29	1.30

Total from investment operations	0.87	1.59	(0.84)	0.36	2.58	1.61

Less distributions from net investment income	(0.24)	(0.26)	(0.33)	(0.42)	(0.35)	(0.34)

Net asset value, end of period	$14.12	$13.49	$12.16	$13.33	$13.39	$11.16

Total return[d]	6.41%	13.22%	(6.40)%	2.68%	23.28%	16.52%

Ratios to average net assets[e]

Expenses[f]	0.67%[g]	0.67%[g]	0.66%[g]	0.66%[g]	0.64%	0.58%

Net investment income[c]	1.11%	2.62%	2.40%	3.10%	2.38%	2.99%

Supplemental data

Net assets, end of period (000’s)	$8,449	$10,776	$10,724	$11,619	$10,597	$10,058

Portfolio turnover rate	0.45%	0.06%	—%	3.79%	3.04%	3.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$13.54	$12.20	$13.38	$13.44	$11.20	$9.93

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.40	0.39	0.53	0.39	0.38

Net realized and unrealized gains (losses)	0.80	1.26	(1.18)	(0.10)	2.26	1.29

Total from investment operations	0.91	1.66	(0.79)	0.43	2.65	1.67

Less distributions from net investment income	(0.28)	(0.32)	(0.39)	(0.49)	(0.41)	(0.40)

Net asset value, end of period	$14.17	$13.54	$12.20	$13.38	$13.44	$11.20

Total return[d]	6.70%	13.82%	(5.98)%	3.17%	23.93%	17.08%

Ratios to average net assets[e]

Expenses[f]	0.17%[g]	0.17%[g]	0.16%[g]	0.16%[g]	0.14%	0.08%

Net investment income[c]	1.61%	3.12%	2.90%	3.60%	2.88%	3.49%

Supplemental data

Net assets, end of period (000’s)	$163,367	$131,368	$123,966	$141,932	$114,369	$71,487

Portfolio turnover rate	0.45%	0.06%	—%	3.79%	3.04%	3.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2017.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin Founding Funds Allocation Fund
		Shares	Value

	Investments in Underlying Funds 100.2%
	Domestic Equity 33.4%
a	Franklin Mutual Shares Fund, Class R6	54,132,151	$1,611,514,141

	Domestic Hybrid 33.3%
a	Franklin Income Fund, Class R6	693,900,955	1,609,850,214

	Foreign Equity 33.5%
a	Templeton Growth Fund Inc., Class R6	62,105,086	1,619,079,587

	Total Investments in Underlying Funds before Short Term Investments (Cost $4,454,281,892)		4,840,443,942

	Short Term Investments (Cost $52,147) 0.0%†
	Money Market Funds 0.0%†
a,b	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	52,147	52,147

	Total Investments in Underlying Funds (Cost $4,454,334,039) 100.2%		4,840,496,089
	Other Assets, less Liabilities (0.2)%		(7,622,939)

	Net Assets 100.0%		$4,832,873,150

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in Underlying Funds.

bThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3e)	$509,105,108	$4,454,334,039

Value - Non-controlled affiliates (Note 3e)	$747,838,333	$4,840,496,089
Receivables:
Capital shares sold	446,518	5,589,896
Other assets	16,029	23,177

Total assets	748,300,880	4,846,109,162

Liabilities:
Payables:
Capital shares redeemed	438,936	8,304,600
Administrative fees	18,502	119,773
Distribution fees	514,895	3,675,008
Transfer agent fees	120,626	857,215
Accrued expenses and other liabilities.	53,650	279,416

Total liabilities	1,146,609	13,236,012

Net assets, at value	$747,154,271	$4,832,873,150

Net assets consist of:
Paid-in capital	$511,731,584	$6,048,292,170
Distributions in excess of net investment income	(2,141,158)	(1,223,013)
Net unrealized appreciation (depreciation)	238,733,225	386,162,050
Accumulated net realized gain (loss)	(1,169,380)	(1,600,358,057)

Net assets, at value	$747,154,271	$4,832,873,150

Class A:
Net assets, at value	$550,177,785	$3,344,589,411

Shares outstanding	29,532,049	237,449,146

Net asset value per share[a]	$18.63	$14.09

Maximum offering price per share (net asset value per share ÷ 94.25%)	$19.77	$14.95

Class C:
Net assets, at value	$167,639,266	$1,316,467,464

Shares outstanding	9,144,744	94,902,400

Net asset value and maximum offering price per share[a]	$18.33	$13.87

Class R:
Net assets, at value	$ 1,573,895	$ 8,448,886

Shares outstanding	84,565	598,551

Net asset value and maximum offering price per share	$18.61	$14.12

Advisor Class:
Net assets, at value	$ 27,763,325	$ 163,367,389

Shares outstanding	1,485,971	11,531,703

Net asset value and maximum offering price per share	$18.68	$14.17

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2017 (unaudited)

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Investment income:
Dividends from non-controlled affiliates (Note 3e)	$ 1,193	$ 43,102,114

Expenses:
Administrative fees (Note 3a)	108,782	727,263
Distribution fees: (Note 3b)
Class A	664,458	4,142,348
Class C	831,854	6,877,122
Class R	3,734	25,131
Transfer agent fees: (Note 3d)
Class A	315,366	1,940,496
Class C	98,741	806,882
Class R	887	5,890
Advisor Class	15,289	85,693
Reports to shareholders	32,138	233,504
Registration and filing fees	37,869	70,990
Professional fees	18,288	31,364
Trustees’ fees and expenses	2,633	18,304
Other	11,177	26,012

Total expenses	2,141,216	14,990,999
Expenses waived/paid by affiliates (Note 3e)	(116)	(2,336)

Net expenses	2,141,100	14,988,663

Net investment income (loss)	(2,139,907)	28,113,451

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3e)	2,281,910	34,586,522
Net change in unrealized appreciation (depreciation) on investments	76,914,724	241,323,127

Net realized and unrealized gain (loss)	79,196,634	275,909,649

Net increase (decrease) in net assets resulting from operations	$77,056,727	$304,023,100

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (2,139,907)	$ 4,464,050	$ 28,113,451	$ 126,567,176
Net realized gain (loss)	2,281,910	23,319,424	34,586,522	95,973,585
Net change in unrealized appreciation (depreciation)	76,914,724	20,074,183	241,323,127	368,692,349

Net increase (decrease) in net assets resulting from operations	77,056,727	47,857,657	304,023,100	591,233,110

Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds:
Class A	(365,569)	(4,860,981)	(60,958,279)	(73,164,442)
Class C	(113,643)	(353,650)	(19,588,774)	(21,414,705)
Class R	(1,045)	(10,552)	(138,550)	(214,299)
Advisor Class	(18,328)	(273,325)	(3,122,135)	(3,114,421)
Net realized gains:
Class A	(10,117,532)	(23,135,786)	—	—
Class C	(3,134,339)	(7,634,487)	—	—
Class R	(28,926)	(68,108)	—	—
Advisor Class	(507,228)	(918,626)	—	—

Total distributions to shareholders	(14,286,610)	(37,255,515)	(83,807,738)	(97,907,867)

Capital share transactions: (Note 2)
Class A	(3,750,721)	(23,919,590)	(115,633,586)	(372,282,081)
Class C	(7,125,736)	(13,720,355)	(149,933,959)	(198,606,550)
Class R	(16,185)	10,564	(2,834,508)	(1,069,039)
Advisor Class	2,836,330	2,992,796	25,896,250	(5,366,638)

Total capital share transactions	(8,056,312)	(34,636,585)	(242,505,803)	(577,324,308)

Net increase (decrease) in net
assets	54,713,805	(24,034,443)	(22,290,441)	(83,999,065)
Net assets:
Beginning of period	692,440,466	716,474,909	4,855,163,591	4,939,162,656

End of period	$747,154,271	$692,440,466	$4,832,873,150	$4,855,163,591

Undistributed net investment income included in net assets:
End of period	$ —	$ 497,334	$ —	$ 54,471,274

Distributions in excess of net investment income included in net assets:
End of period	$ (2,141,158)	$ —	$ (1,223,013)	$ —

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. Effective August 1, 2017, the Funds began offering a new class of shares, Class R6.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.   Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day.

b.   Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

franklintempleton.com	Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization and Significant Accounting Policies (continued)

c.  Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At June 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended June 30, 2017
Shares sold	1,517,304	$27,742,808	9,829,603	$138,937,906
Shares issued in reinvestment of distributions	545,010	10,229,837	4,101,007	57,906,168
Shares redeemed	(2,288,220)	(41,723,366)	(22,295,014)	(312,477,660)

Net increase (decrease)	(225,906)	$(3,750,721)	(8,364,404)	$(115,633,586)

Year ended December 31, 2016
Shares sold	2,026,622	$33,409,181	11,424,321	$142,666,866
Shares issued in reinvestment of distributions	1,710,558	27,406,298	5,568,616	70,554,700
Shares redeemed	(5,142,894)	(84,735,069)	(46,872,408)	(585,503,647)

Net increase (decrease)	(1,405,714)	$(23,919,590)	(29,879,471)	$(372,282,081)

Class C Shares:
Six Months ended June 30, 2017
Shares sold	522,669	$9,416,282	2,932,039	$40,416,723
Shares issued in reinvestment of distributions	172,421	3,184,615	1,374,258	19,115,928
Shares redeemed	(1,089,120)	(19,726,633)	(15,126,222)	(209,466,610)

Net increase (decrease)	(394,030)	$(7,125,736)	(10,819,925)	$(149,933,959)

Year ended December 31, 2016
Shares sold	838,806	$13,585,869	5,306,931	$65,224,907
Shares issued in reinvestment of distributions	492,310	7,691,548	1,597,787	19,904,491
Shares redeemed	(2,153,618)	(34,997,772)	(23,112,939)	(283,735,948)

Net increase (decrease)	(822,502)	$(13,720,355)	(16,208,221)	$(198,606,550)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Six Months ended June 30, 2017
Shares sold	4,430	$81,091	49,621	$694,169
Shares issued in reinvestment of distributions	1,598	29,971	9,428	133,416
Shares redeemed	(7,124)	(127,247)	(259,386)	(3,662,093)

Net increase (decrease)	(1,096)	$(16,185)	(200,337)	$(2,834,508)

Year ended December 31, 2016
Shares sold	10,968	$181,668	167,403	$2,071,803
Shares issued in reinvestment of distributions	4,929	78,660	16,509	208,973
Shares redeemed	(14,885)	(249,764)	(267,033)	(3,349,815)

Net increase (decrease)	1,012	$10,564	(83,121)	$(1,069,039)

Advisor Class Shares:
Six Months ended June 30, 2017
Shares sold	302,401	$5,561,840	3,155,245	$44,574,741
Shares issued in reinvestment of distributions	22,482	423,101	195,741	2,779,521
Shares redeemed	(169,002)	(3,148,611)	(1,519,703)	(21,458,012)

Net increase (decrease)	155,881	$2,836,330	1,831,283	$25,896,250

Year ended December 31, 2016
Shares sold	321,791	$5,439,280	2,448,383	$30,854,553
Shares issued in reinvestment of distributions	58,899	951,211	223,369	2,852,608
Shares redeemed	(203,470)	(3,397,695)	(3,128,645)	(39,073,799)

Net increase (decrease)	177,220	$2,992,796	(456,893)	$(5,366,638)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers, and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b.  Distribution Fees

The Board has adopted distribution plans for each share class with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

b.  Distribution Fees (continued)

costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

c.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$75,613	$269,330

CDSC retained.	$ 3,496	$ 21,903

d.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended June 30, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Transfer agent fees	$279,056	$1,284,582

e.  Investments in Underlying Funds

The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to administrative fees.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investments in Underlying Funds for the period ended June 30, 2017, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	2,263,209	—	(111,221)	2,151,988	$187,717,932	$—	$1,600,693	1.4%
Franklin Growth Opportunities Fund, Class R6	5,120,061	—	(235,793)	4,884,268	186,285,988	—	366,533	4.9%
Franklin Mutual Shares Fund, Class R6	6,230,761	37,827	(58,889)	6,209,699	184,862,733	—	13,878	1.2%
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	329,163	18,178,470	(18,500,906)	6,727	6,727	1,193	—	—[a]
Templeton Growth Fund Inc., Class R6	7,490,909	—	(242,541)	7,248,368	188,964,953	—	300,806	1.3%

Total					$747,838,333	$1,193	$2,281,910

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	702,953,600	23,282,475	(32,335,120)	693,900,955	$1,609,850,214	$43,086,341	$(443,786)	2.0%
Franklin Mutual Shares Fund, Class R6	56,858,363	—	(2,726,212)	54,132,151	1,611,514,141	—	16,930,317	10.2%
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	45,364,019	154,111,288	(199,423,160)	52,147	52,147	15,773	—	—[a]
Templeton Growth Fund Inc., Class R6	68,244,005	452,561	(6,591,480)	62,105,086	1,619,079,587	—	18,099,991	11.5%

Total					$4,840,496,089	$43,102,114	$34,586,522

aRounds to less than 0.1%

4.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2016, the capital loss carryforwards were as follows:

Franklin Founding Funds Allocation Fund
Capital loss carryforwards subject to expiration:
2017	$1,091,470,427
2018	465,945,460
Capital loss carryforwards not subject to expiration:
Short Term	1,107,590
Long term	48,368,501

Total capital loss carryforwards	$1,606,891,978

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4.  Income Taxes (continued)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Cost of investments	$512,750,098	$4,482,386,641

Unrealized appreciation	$238,733,225	$ 446,248,873
Unrealized depreciation	(3,644,990)	(88,139,425)

Net unrealized appreciation (depreciation)	$235,088,235	$ 358,109,448

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains from Underlying Funds and wash sales.

5.  Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2017, were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Purchases	$ 1,100,000	$ 22,000,000
Sales	$25,715,930	$320,071,657

6.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2017, the Funds did not use the Global Credit Facility.

7.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2017, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

8.  Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

9.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin Fund Allocator Series

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	FAS2 S 08/17

Semiannual Report and Shareholder Letter June 30, 2017

Franklin Fund Allocator Series

Franklin LifeSmart™

Retirement Income Fund

2020 Retirement Target Fund

2025 Retirement Target Fund

2030 Retirement Target Fund

2035 Retirement Target Fund

2040 Retirement Target Fund

2045 Retirement Target Fund

2050 Retirement Target Fund

2055 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

The six months ended June 30, 2017, benefited from mostly upbeat economic data, improved U.S. corporate earnings and generally supportive monetary policies. The U.S. job market continued to improve as the unemployment rate declined.

In March, the U.S. Federal Reserve (Fed) raised its target range 0.25% for the second time in three months to 0.75%–1.00%. The Fed once again raised its target range a quarter point to 1.00%–1.25% at its June meeting. Despite low inflation, the Fed made its most recent decision amid signs of a strengthening labor market and moderately rising economic activity.

In this environment, U.S. stocks, as measured by the Standard & Poor’s® 500 Index, ended the period with a +9.34% total return.1 Stocks in global developed and emerging markets, as measured by the MSCI All Country World Index, ended the period with a +11.82% total return.1 Global fixed income bonds, as measured by the Bloomberg Barclays Multiverse Index, posted a +4.58% six-month total return.1 Short-term investments, as measured by the Citigroup 3-Month Treasury Bill Index, returned +0.30%.2

We are committed to our long-term perspective and disciplined investment approach as we conduct diligent, fundamental analysis of securities with a continual emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook will be well positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: FactSet.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

Semiannual Report

Economic and Market Overview

The global economy generally expanded during the period under review. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Global markets were aided by improved industrial commodity prices at certain points during the period, generally upbeat economic data across regions, investor optimism about pro-growth and pro-business policies in the U.S., hopes of tax reforms under the Trump administration, Emmanuel Macron’s election as France’s president and encouraging corporate earnings reports.

However, investors expressed concerns about the timing and economic effects of the U.K.’s exit from the European Union (also known as “Brexit”) and the U.S. executive order banning entry from some Muslim-majority countries. Other headwinds included the health of European banks, concerns about political uncertainty in the U.S. and European Union, geopolitical tensions in certain regions, worries about global oversupply in oil production despite a pact to extend cuts, and hawkish comments from key central bankers around the world toward period-end.

U.S. economic growth decelerated in 2017’s first quarter, largely due to slower growth in consumer spending and declines in private inventory investment and government spending. However, growth accelerated in the second quarter due to increases in consumer spending, business investment and federal government spending. The unemployment rate decreased from 4.7% in December 2016 to 4.4% at period-end.1 Annual inflation, as measured by the Consumer Price Index, decreased from 2.1% to 1.6% during the period. After increasing its benchmark interest rate in March, the U.S. Federal Reserve (Fed), at its June meeting, made the widely anticipated increase to its target range for the federal funds rate from 0.75%–1.00% to 1.00%–1.25%, amid signs of a growing U.S. economy, a strengthening labor market and an improvement in business spending.

In Europe, the U.K.’s economy grew at a slower rate in 2017’s first quarter over the previous quarter, largely due to slower growth in household spending. The eurozone’s growth increased in the first quarter over the previous quarter. The bloc’s annual inflation rate fluctuated during the reporting period and ended slightly higher from where it began. During the period, the European Central Bank kept its key policy rates unchanged.

In Asia, Japan’s quarterly gross domestic product (GDP) remained unchanged in 2017’s first quarter compared to 2016’s fourth quarter. In April 2017, the Bank of Japan (BOJ) slightly increased its GDP forecasts for the 2017–2018 fiscal year. However, the BOJ lowered its inflation forecast.

In emerging markets, Brazil’s quarterly GDP grew for the first time in two years, as its first-quarter 2017 GDP grew compared to the previous quarter. The country’s central bank cut its benchmark interest rate four times between January and June 2017 to spur economic growth. Russia’s GDP grew in 2017’s first quarter compared to the prior-year period. The Bank of Russia reduced its key interest rate in March, April and June 2017 to try to revive its economy. China’s economy grew faster in the first half of 2017 compared to the first half of 2016, driven by solid growth in industrial production, services, fixed-asset investment, retail sales, and imports and exports. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

The foregoing information reflects our analysis and opinions as of June 30, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund.

Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin LifeSmart Retirement Income Fund

This semiannual report for Franklin LifeSmart Retirement Income Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to make monthly distributions, while preserving the investors’ capital over the long term. The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +2.90% cumulative total return for the six months ended June 30, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +11.82% total return.1 The Fund’s fixed income benchmark, the

Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, delivered a +4.58% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.30%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

In order to generate additional income for the Fund, we employ an income generation strategy. Under this strategy, we regularly engage in: (1) a direct covered call strategy by writing covered call options on equity indexes, equity ETFs and equity index futures; and (2) an indirect covered call strategy through the use of equity index-linked notes, which are notes that synthetically combine the return of the ownership of an equity index and a covered call on that index and produce coupon payments to the Fund. In addition, we may engage in equity index futures and purchase exchange-traded and OTC put options on equity indexes, equity ETFs and equity index futures for hedging purposes to tactically adjust the Fund’s exposure to certain asset classes and for efficient portfolio management purposes. The derivatives in which we invest for the Fund’s income generation strategy are allocated to the

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 55.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Fund Holdings
6/30/17
% of Total Net Assets
Franklin Floating Rate Daily Access Fund – Class R6	23.7%
Franklin U.S. Government Securities Fund – Class R6	21.5%
Franklin Income Fund – Class R6	17.3%
iShares iBoxx High Yield Corporate Bond ETF	9.7%
Franklin Strategic Income Fund – Class R6	9.4%
iShares U.S. Preferred Stock ETF	8.9%
Morgan Stanley Indexed-Linked Note	5.1%
Templeton Global Total Return Fund – Class R6	4.3%

Fund’s equity asset class for purposes of the Fund’s asset allocations.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, our largest domestic fixed income fund holding, Franklin Floating Rate Daily Access Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our domestic equity fund holding, iShares U.S. Preferred Stock ETF, underperformed the Fund’s equity benchmark, the MSCI ACWI. Our domestic hybrid fund holding, Franklin Income Fund – Class R6, underperformed the MSCI ACWI and the Bloomberg Barclays Multiverse Index. The index-linked note increased the level of income the fund was able to generate.

CFA® is a trademark owned by CFA Institute.

Thank you for your continued participation in Franklin LifeSmart Retirement Income Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
James D. Macey, CFA
Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+2.90%	-3.03%
1-Year	+6.38%	+0.26%
5-Year	+29.10%	+4.01%
10-Year	+45.49%	+3.21%

Advisor
6-Month	+3.12%	+3.12%
1-Year	+6.72%	+6.72%
5-Year	+30.98%	+5.55%
10-Year	+49.84%	+4.13%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	6/30/17	12/31/16	Change
A (FTRAX)	$11.06	$10.96	+$0.10
C (FRTCX)	$10.93	$10.83	+$0.10
R (FBRLX)	$11.02	$10.92	+$0.10
R6 (FLMTX)	$11.12	$11.01	+$0.11
Advisor (FLRDX)	$11.11	$11.00	+$0.11

Distributions[4] (1/1/17–6/30/17)
Share Class	Net Investment Income
A	$0.2166
C	$0.1734
R	$0.2016
R6	$0.2340
Advisor	$0.2310

Total Annual Operating Expenses[5]

Share Class	With Waiver	Without Waiver
A	0.85%	1.45%
Advisor	0.60%	1.20%

franklintempleton.com	Semiannual Report	7

FRANKLIN LIFESMART RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment. The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. These and other risks are described more fully in the Fund’s prospectus.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. A portion or all of the distributions may be reclassified as return of capital or capital gain once final tax designations are known.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,029.00	$1.51	$1,023.31	$1.51	0.30%
C	$1,000	$1,025.30	$5.27	$1,019.59	$5.26	1.05%
R	$1,000	$1,028.70	$2.77	$1,022.07	$2.76	0.55%
R6	$1,000	$1,031.40	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,031.20	$0.25	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2020 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2020 Retirement Target Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +6.26% cumulative total return for the six months ended June 30, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +11.82% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +4.58% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.30%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 61.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Low Duration Total Return Fund – Class R6	19.7%
Templeton Global Total Return Fund – Class R6	11.0%
Franklin Growth Fund – Class R6	10.4%
Franklin Rising Dividends Fund – Class R6	4.3%
Franklin Growth Opportunities Fund – Class R6	4.1%
iShares Core U.S. Aggregate Bond ETF	4.0%
Franklin International Small Cap Growth Fund – Class R6	3.6%
Franklin U.S. Government Securities Fund – Class R6	3.5%
Franklin LibertyQ Emerging Markets ETF	3.3%
Franklin K2 Long Short Credit Fund – Class R6	2.9%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF – Class R6, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2020 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
James D. Macey, CFA
Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	11

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+6.26%	+0.17%
1-Year	+9.05%	+2.80%
3-Year	+7.49%	+0.44%
Since Inception (7/1/13)	+24.28%	+4.03%

Advisor
6-Month	+6.46%	+6.46%
1-Year	+9.30%	+9.30%
3-Year	+8.45%	+2.74%
Since Inception (7/1/13)	+25.68%	+5.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income
A	$0.0485
C	$0.0109
R	$0.0353
R6	$0.0636
Advisor	$0.0613

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.95%	1.63%
Advisor	0.70%	1.38%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Funds Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	13

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,062.60	$1.53	$1,023.31	$1.51	0.30%
C	$1,000	$1,058.50	$5.36	$1,019.59	$5.26	1.05%
R	$1,000	$1,061.50	$2.81	$1,022.07	$2.76	0.55%
R6	$1,000	$1,064.90	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,064.60	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Semiannual Report	franklintempleton.com

Franklin LifeSmart 2025 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2025 Retirement Target Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +7.93% cumulative total return for the six months ended June 30, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +11.82% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +4.58% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.30%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 67.

franklintempleton.com	Semiannual Report	15

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Growth Fund – Class R6	14.0%
Franklin Low Duration Total Return Fund – Class R6	12.8%
Templeton Global Total Return Fund – Class R6	7.0%
Franklin Rising Dividends Fund – Class R6	5.8%
Franklin Growth Opportunities Fund – Class R6	5.4%
Franklin LibertyQ Emerging Markets ETF	4.9%
Franklin International Small Cap Growth Fund – Class R6	4.9%
Financial Select Sector SPDR ETF	3.6%
Franklin LibertyQ U.S. Equity ETF	3.5%
Templeton Foreign Fund – Class R6	3.4%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6 underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
James D. Macey, CFA
Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+7.93%	+1.73%
1-Year	+11.19%	+4.77%
5-Year	+45.73%	+6.56%
10-Year	+52.25%	+3.68%

Advisor
6-Month	+8.09%	+8.09%
1-Year	+11.42%	+11.42%
5-Year	+47.72%	+8.12%
10-Year	+56.61%	+4.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	17

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income
A	$0.0497
C	$0.0497
R	$0.0497
R6	$0.0497
Advisor	$0.0497

Total Annual Operating Expenses[4]

Share Class	With Waiver	Without Waiver
A	0.97%	1.43%
Advisor	0.72%	1.18%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

18	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,079.30	$1.55	$1,023.31	$1.51	0.30%
C	$1,000	$1,074.30	$5.40	$1,019.59	$5.26	1.05%
R	$1,000	$1,077.90	$2.83	$1,022.07	$2.76	0.55%
R6	$1,000	$1,080.80	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,080.90	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	19

Franklin LifeSmart 2030 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2030 Retirement Target Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +8.68% cumulative total return for the six months ended June 30, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +11.82% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +4.58% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.30%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 22.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 74.

20	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Growth Fund – Class R6	15.2%
Franklin Low Duration Total Return Fund – Class R6	9.2%
Franklin Rising Dividends Fund – Class R6	6.5%
Franklin International Small Cap Growth Fund – Class R6	6.5%
Franklin Growth Opportunities Fund – Class R6	5.7%
Franklin LibertyQ Emerging Markets ETF	5.6%
Templeton Global Total Return Fund – Class R6	5.2%
Financial Select Sector SPDR ETF	4.1%
Franklin LibertyQ U.S. Equity ETF	3.7%
iShares S&P 500 Value ETF	3.4%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6 underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2030 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
James D. Macey, CFA
Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	21

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+8.68%	+2.39%
1-Year	+12.29%	+5.82%
3-Year	+11.33%	+1.62%
Since Inception (7/1/13)	+29.82%	+5.18%

Advisor
6-Month	+8.84%	+8.84%
1-Year	+12.70%	+12.70%
3-Year	+12.27%	+3.93%
Since Inception (7/1/13)	+31.17%	+7.02%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income
A	$0.0793
C	$0.0793
R	$0.0793
R6	$0.0793
Advisor	$0.0793

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver
A	0.99%	1.71%
Advisor	0.74%	1.46%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	23

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,086.80	$1.55	$1,023.31	$1.51	0.30%
C	$1,000	$1,083.10	$5.42	$1,019.59	$5.26	1.05%
R	$1,000	$1,085.10	$2.84	$1,022.07	$2.76	0.55%
R6	$1,000	$1,088.30	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,088.40	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

24	Semiannual Report	franklintempleton.com

Franklin LifeSmart 2035 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2035 Retirement Target Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +9.36% cumulative total return for the six months ended June 30, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +11.82% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +4.58% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.30%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 80.

franklintempleton.com	Semiannual Report	25

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Growth Fund – Class R6	16.2%
Franklin International Small Cap Growth Fund – Class R6	7.2%
Franklin Growth Opportunities Fund – Class R6	7.1%
Franklin Low Duration Total Return Fund – Class R6	7.0%
Franklin Rising Dividends Fund – Class R6	6.4%
Franklin LibertyQ Emerging Markets ETF	5.5%
Financial Select Sector SPDR ETF	4.2%
Templeton Foreign Fund – Class R6	4.1%
Franklin LibertyQ U.S. Equity ETF	4.1%
Franklin Mutual International Fund – Class R6	4.0%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

James D. Macey, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

26	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+9.36%	+3.10%
1-Year	+13.36%	+6.87%
5-Year	+51.41%	+7.36%
10-Year	+52.69%	+3.71%

Advisor
6-Month	+9.54%	+9.54%
1-Year	+13.69%	+13.69%
5-Year	+53.68%	+8.97%
10-Year	+57.34%	+4.64%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	27

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)
Share Class	Net Investment Income
A	$0.0870
C	$0.0870
R	$0.0870
R6	$0.0870
Advisor	$0.0870

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
A	0.99%	1.51%
Advisor	0.74%	1.26%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

28	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,093.60	$1.56	$1,023.31	$1.51	0.30%
C	$1,000	$1,090.40	$5.39	$1,019.64	$5.21	1.04%
R	$1,000	$1,092.90	$2.85	$1,022.07	$2.76	0.55%
R6	$1,000	$1,095.50	$0.00	$1,024.79	$0.00	0.00%
Advisor	$ 1,000	$1,095.40	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2040 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2040 Retirement Target Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +9.61% cumulative total return for the six months ended June 30, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +11.82% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +4.58% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.30%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 32.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 86.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Growth Fund – Class R6	16.8%
Franklin Growth Opportunities Fund – Class R6	7.7%
Franklin International Small Cap Growth Fund – Class R6	7.6%
Franklin Rising Dividends Fund – Class R6	6.6%
Franklin Low Duration Total Return Fund – Class R6	5.9%
Franklin LibertyQ Emerging Markets ETF	5.6%
Franklin LibertyQ U.S. Equity ETF	4.3%
Financial Select Sector SPDR ETF	4.3%
Franklin Mutual International Fund – Class R6	4.2%
Templeton Foreign Fund – Class R6	4.0%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2040 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

James D. Macey, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+9.61%	+3.34%
1-Year	+13.65%	+7.15%
3-Year	+12.47%	+1.97%
Since Inception (7/1/13)	+31.97%	+5.61%

Advisor
6-Month	+9.84%	+9.84%
1-Year	+13.94%	+13.94%
3-Year	+13.52%	+4.32%
Since Inception (7/1/13)	+33.52%	+7.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income
A	$0.0841
C	$0.0841
R	$0.0841
R6	$0.0841
Advisor	$0.0841

Total Annual Operating Expenses[4]

Share Class	With Waiver	Without Waiver
A	1.00%	1.89%
Advisor	0.75%	1.64%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,096.10	$1.56	$1,023.31	$1.51	0.30%
C	$1,000	$1,092.00	$5.45	$1,019.59	$5.26	1.05%
R	$1,000	$1,095.50	$2.86	$1,022.07	$2.76	0.55%
R6	$1,000	$1,098.30	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,098.40	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

34	Semiannual Report	franklintempleton.com

Franklin LifeSmart 2045 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2045 Retirement Target Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +9.69% cumulative total return for the six months ended June 30, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +11.82% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +4.58% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.30%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 92.

franklintempleton.com	Semiannual Report	35

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Growth Fund – Class R6	16.7%
Franklin Growth Opportunities Fund – Class R6	7.7%
Franklin International Small Cap Growth Fund – Class R6	7.5%
Franklin Rising Dividends Fund – Class R6	6.6%
Franklin LibertyQ Emerging Markets ETF	6.0%
Franklin Low Duration Total Return Fund – Class R6	5.2%
Templeton Foreign Fund – Class R6	5.0%
Franklin LibertyQ U.S. Equity ETF	4.4%
Financial Select Sector SPDR ETF	4.3%
Franklin Mutual International Fund – Class R6	4.2%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

James D. Macey, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

36	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+9.69%	+3.41%
1-Year	+13.81%	+7.29%
5-Year	+53.29%	+7.64%
10-Year	+54.54%	+3.83%

Advisor
6-Month	+9.87%	+9.87%
1-Year	+14.22%	+14.22%
5-Year	+55.50%	+9.23%
10-Year	+59.04%	+4.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 38 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income
A	$0.0860
C	$0.0860
R	$0.0860
R6	$0.0860
Advisor	$0.0860

Total Annual Operating Expenses[4]

Share Class	With Waiver	Without Waiver
A	1.01%	1.68%
Advisor	0.76%	1.43%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

38	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,096.90	$1.56	$1,023.31	$1.51	0.30%
C	$1,000	$1,094.10	$5.40	$1,019.64	$5.21	1.04%
R	$1,000	$1,095.60	$2.86	$1,022.07	$2.76	0.55%
R6	$1,000	$1,098.70	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,098.70	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	39

Franklin LifeSmart 2050 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2050 Retirement Target Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +9.91% cumulative total return for the six months ended June 30, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +11.82% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +4.58% total return.1 The Citiigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.30%.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 42.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 98.

40	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Growth Fund – Class R6	17.3%
Franklin Growth Opportunities Fund – Class R6	7.8%
Franklin International Small Cap Growth Fund – Class R6	7.6%
Franklin Rising Dividends Fund – Class R6	6.7%
Franklin LibertyQ Emerging Markets ETF	6.3%
Templeton Foreign Fund – Class R6	5.1%
Franklin Low Duration Total Return Fund – Class R6	4.7%
Franklin LibertyQ U.S. Equity ETF	4.6%
Financial Select Sector SPDR ETF	4.4%
Franklin Mutual International Fund – Class R6	4.3%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6 underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2050 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA

James D. Macey, CFA

Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+9.91%	+3.58%
1-Year	+14.05%	+7.48%
3-Year	+13.47%	+2.26%
Since Inception (7/1/13)	+33.53%	+5.92%

Advisor
6-Month	+9.94%	+9.94%
1-Year	+14.28%	+14.28%
3-Year	+14.30%	+4.56%
Since Inception (7/1/13)	+35.05%	+7.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 43 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income
A	$0.0855
C	$0.0855
R	$0.0855
R6	$0.0855
Advisor	$0.0855

Total Annual Operating Expenses[4]

Share Class	With Waiver	Without Waiver
A	1.00%	2.17%
Advisor	0.75%	1.92%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	43

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,099.10	$1.56	$1,023.31	$1.51	0.30%
C	$1,000	$1,094.10	$5.45	$1,019.59	$5.26	1.05%
R	$1,000	$1,097.30	$2.86	$1,022.07	$2.76	0.55%
R6	$1,000	$1,100.40	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,099.40	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

44	Semiannual Report	franklintempleton.com

Franklin LifeSmart 2055 Retirement Target Fund

This semiannual report for Franklin LifeSmart 2055 Retirement Target Fund covers the period ended June 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +9.82% cumulative total return for the six months ended June 30, 2017. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +11.82% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +4.58% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.30%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 47.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 104.

franklintempleton.com	Semiannual Report	45

FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Top 10 Fund Holdings
6/30/17
% of Total Net Assets
Franklin Growth Fund – Class R6	17.5%
Franklin International Small Cap Growth Fund – Class R6	7.8%
Franklin Growth Opportunities Fund – Class R6	7.7%
Franklin Rising Dividends Fund – Class R6	6.9%
Franklin LibertyQ Emerging Markets ETF	6.0%
Templeton Foreign Fund – Class R6	5.5%
Franklin LibertyQ U.S. Equity ETF	4.6%
Franklin Low Duration Total Return Fund – Class R6	4.5%
Franklin Mutual International Fund – Class R6	4.4%
Financial Select Sector SPDR ETF	4.3%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, also outperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2055 Retirement Target Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Thomas A. Nelson, CFA
James D. Macey, CFA Portfolio Managers

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

46	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+9.82%	+3.48%
1-Year	+14.34%	+7.76%
Since Inception (5/1/15)	+7.14%	+0.45%

Advisor
6-Month	+9.92%	+9.92%
1-Year	+14.54%	+14.54%
Since Inception (5/1/15)	+7.60%	+3.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 48 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/17–6/30/17)

Share Class	Net Investment Income
A	$0.0292
C	$0.0292
R	$0.0292
R6	$0.0292
Advisor	$0.0292

Total Annual Operating Expenses[4]

Share Class	With Waiver	Without Waiver
A	1.00%	4.71%
Advisor	0.75%	4.46%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

48	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17–6/30/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,098.20	$1.56	$1,023.31	$1.51	0.30%
C	$1,000	$1,093.70	$5.45	$1,019.59	$5.26	1.05%
R	$1,000	$1,097.50	$2.86	$1,022.07	$2.76	0.55%
R6	$1,000	$1,099.20	$0.00	$1,024.79	$0.00	0.00%
Advisor	$1,000	$1,099.20	$0.26	$1,024.55	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	49

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart Retirement Income Fund

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.96	$10.78	$11.67	$12.28	$11.67	$10.92

Income from investment operations[a]:

Net investment income[b,c]	0.20	0.27	0.26	0.39	0.25	0.24

Net realized and unrealized gains (losses)	0.12	0.28	(0.55)	(0.01)	1.16	0.76

Total from investment operations	0.32	0.55	(0.29)	0.38	1.41	1.00

Less distributions from:

Net investment income	(0.22)	(0.28)	(0.27)	(0.40)	(0.27)	(0.25)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)	—

Tax return of capital	—	(0.04)	—	—	—	—

Total distributions	(0.22)	(0.37)	(0.60)	(0.99)	(0.80)	(0.25)

Net asset value, end of period	$11.06	$10.96	$10.78	$11.67	$12.28	$11.67

Total return[d]	2.90%	5.25%	(2.59)%	3.07%	12.27%	9.20%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.87%	0.90%	0.92%	0.84%	0.83%	0.71%

Expenses net of waiver and payments by affiliates[f]	0.30% [g]	0.30%	0.33%	0.35%	0.38%	0.45%

Net investment income[c]	3.70%	2.50%	2.27%	3.20%	2.04%	2.13%

Supplemental data

Net assets, end of period (000’s)	$34,871	$39,713	$44,823	$48,121	$44,347	$37,507

Portfolio turnover rate	3.01%	149.53%	38.48%	68.98%	73.66%	25.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2017.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.83	$10.66	$11.55	$12.16	$11.57	$10.83

Income from investment operations[a]:

Net investment income[b,c]	0.16	0.19	0.18	0.30	0.16	0.16

Net realized and unrealized gains (losses)	0.11	0.28	(0.55)	(0.01)	1.15	0.75

Total from investment operations	0.27	0.47	(0.37)	0.29	1.31	0.91

Less distributions from:

Net investment income	(0.17)	(0.22)	(0.19)	(0.31)	(0.19)	(0.17)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)	—

Tax return of capital	—	(0.03)	—	—	—	—

Total distributions	(0.17)	(0.30)	(0.52)	(0.90)	(0.72)	(0.17)

Net asset value, end of period	$10.93	$10.83	$10.66	$11.55	$12.16	$11.57

Total return[d]	2.53%	4.50%	(3.32)%	2.39%	11.46%	8.44%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.62%	1.64%	1.64%	1.54%	1.53%	1.41%

Expenses net of waiver and payments by affiliates[f]	1.05% [g]	1.04%	1.05%	1.05%	1.08%	1.15%

Net investment income[c]	2.95%	1.76%	1.55%	2.50%	1.34%	1.43%

Supplemental data

Net assets, end of period (000’s)	$16,927	$17,570	$20,858	$21,189	$20,395	$16,912

Portfolio turnover rate	3.01%	149.53%	38.48%	68.98%	73.66%	25.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2017.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	51

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.92	$10.74	$11.64	$12.25	$11.64	$10.89

Income from investment operations[a]:

Net investment income[b,c]	0.19	0.25	0.25	0.36	0.22	0.22

Net realized and unrealized gains (losses)	0.11	0.28	(0.57)	(—)[d]	1.16	0.75

Total from investment operations	0.30	0.53	(0.32)	0.36	1.38	0.97

Less distributions from:

Net investment income	(0.20)	(0.26)	(0.25)	(0.38)	(0.24)	(0.22)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)	—

Tax return of capital	—	(0.04)	—	—	—	—

Total distributions	(0.20)	(0.35)	(0.58)	(0.97)	(0.77)	(0.22)

Net asset value, end of period	$11.02	$10.92	$10.74	$11.64	$12.25	$11.64

Total return[e]	2.87%	4.94%	(2.87)%	2.89%	12.04%	8.96%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.12%	1.15%	1.14%	1.04%	1.03%	0.91%

Expenses net of waiver and payments by affiliates[g]	0.55% [h]	0.55%	0.55%	0.55%	0.58%	0.65%

Net investment income[c]	3.45%	2.25%	2.05%	3.00%	1.84%	1.93%

Supplemental data

Net assets, end of period (000’s)	$4,529	$4,920	$4,130	$2,828	$2,279	$1,862

Portfolio turnover rate	3.01%	149.53%	38.48%	68.98%	73.66%	25.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2017.

hBenefit of expense reduction rounds to less than 0.01%.

52	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.01	$10.82	$11.72	$12.32	$12.17

Income from investment operations[b]:

Net investment income[c,d]	0.22	0.30	0.31	0.57	0.49

Net realized and unrealized gains (losses)	0.12	0.29	(0.57)	(0.14)	0.44

Total from investment operations.	0.34	0.59	(0.26)	0.43	0.93

Less distributions from:

Net investment income	(0.23)	(0.31)	(0.31)	(0.44)	(0.25)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)

Tax return of capital	—	(0.04)	—	—	—

Total distributions	(0.23)	(0.40)	(0.64)	(1.03)	(0.78)

Net asset value, end of period	$11.12	$11.01	$10.82	$11.72	$12.32

Total return[e]	3.14%	5.60%	(2.34)%	3.49%	7.78%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.50%	0.55%	0.53%	0.44%	0.60%

Expenses net of waiver and payments by affiliates[g]	—% [h]	—%	—%	—%	—%

Net investment income[d]	4.00%	2.80%	2.60%	3.55%	2.42%

Supplemental data

Net assets, end of period (000’s)	$4,107	$3,930	$6,828	$6,709	$763

Portfolio turnover rate	3.01%	149.53%	38.48%	68.98%	73.66%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2017.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.00	$10.81	$11.71	$12.31	$11.70	$10.94

Income from investment operations[a]:

Net investment income[b,c]	0.22	0.29	0.25	0.43	0.29	0.28

Net realized and unrealized gains (losses)	0.12	0.29	(0.52)	(—)[d]	1.16	0.76

Total from investment operations	0.34	0.58	(0.27)	0.43	1.45	1.04

Less distributions from:

Net investment income	(0.23)	(0.30)	(0.30)	(0.44)	(0.31)	(0.28)

Net realized gains	—	(0.05)	(0.33)	(0.59)	(0.53)	—

Tax return of capital	—	(0.04)	—	—	—	—

Total distributions	(0.23)	(0.39)	(0.63)	(1.03)	(0.84)	(0.28)

Net asset value, end of period	$11.11	$11.00	$10.81	$11.71	$12.31	$11.70

Total return[e]	3.12%	5.55%	(2.40)%	3.45%	12.55%	9.59%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.62%	0.65%	0.64%	0.54%	0.53%	0.41%

Expenses net of waiver and payments by affiliates[g]	0.05% [h]	0.05%	0.05%	0.05%	0.08%	0.15%

Net investment income[c]	3.95%	2.75%	2.55%	3.50%	2.34%	2.43%

Supplemental data

Net assets, end of period (000’s)	$1,887	$1,696	$880	$2,194	$2,494	$1,840

Portfolio turnover rate	3.01%	149.53%	38.48%	68.98%	73.66%	25.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended June 30, 2017.

hBenefit of expense reduction rounds to less than 0.01%.

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin LifeSmart Retirement Income Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 94.8%
	Domestic Equity 8.9%
	iShares U.S. Preferred Stock ETF	142,300	$5,573,891

	Domestic Fixed Income 64.3%
a	Franklin Floating Rate Daily Access Fund, Class R6	1,667,712	14,775,933
a	Franklin Strategic Income Fund, Class R6	595,961	5,870,212
a	Franklin U.S. Government Securities Fund, Class R6	2,175,412	13,378,782
	iShares iBoxx High Yield Corporate Bond ETF	68,600	6,063,554

			40,088,481

	Domestic Hybrid 17.3%
a	Franklin Income Fund, Class R6	4,641,136	10,767,435

	Foreign Fixed Income 4.3%
a	Templeton Global Total Return Fund, Class R6	217,513	2,677,591

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $57,432,928)		59,107,398

		Units
b	Index-Linked Notes (Cost $2,997,797) 5.1%
c,d	Morgan Stanley, senior note, 144A, 4.89%, 3/29/18	26,778	3,169,680

	Total Investments before Short Term Investments (Cost $60,430,725)		62,277,078

		Shares
	Short Term Investments (Cost $252,103) 0.4%
	Money Market Funds 0.4%
a,e	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	252,103	252,103

	Total Investments (Cost $60,682,828) 100.3%		62,529,181
	Other Assets, less Liabilities (0.3)%		(208,144)

	Net Assets 100.0%		$62,321,037

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bSee Note 1(b) regarding index-linked notes.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.

dSecurity will pay a coupon each month based on a fixed rate and a variable distribution of the Morgan Stanley Custom Enhanced SPX B DT Index. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index.

eThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	55

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2020 Retirement Target Fund

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.68	$10.61	$11.14	$10.94	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.06	0.13	0.24	0.33	0.16

Net realized and unrealized gains (losses)	0.61	0.19	(0.48)	0.20	0.91

Total from investment operations.	0.67	0.32	(0.24)	0.53	1.07

Less distributions from:

Net investment income	(0.05)	(0.17)	(0.19)	(0.27)	(0.13)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.05)	(0.25)	(0.29)	(0.33)	(0.13)

Net asset value, end of period	$11.30	$10.68	$10.61	$11.14	$10.94

Total return[f]	6.26%	3.03%	(2.18)%	4.83%	10.69%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.93%	0.98%	1.05%	2.25%	11.14%

Expenses net of waiver and payments by affiliates[h]	0.30%	0.30%	0.32%	0.35%	0.24%

Net investment income[d]	1.15%	1.25%	2.06%	3.20%	3.12%

Supplemental data

Net assets, end of period (000’s)	$20,662	$19,292	$19,895	$7,302	$2,189

Portfolio turnover rate	30.99%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the period ended June 30, 2017.

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.62	$10.56	$11.08	$10.90	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.02	0.05	0.14	0.24	0.18

Net realized and unrealized gains (losses)	0.60	0.18	(0.44)	0.21	0.83

Total from investment operations.	0.62	0.23	(0.30)	0.45	1.01

Less distributions from:

Net investment income	(0.01)	(0.09)	(0.12)	(0.21)	(0.11)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.01)	(0.17)	(0.22)	(0.27)	(0.11)

Net asset value, end of period	$11.23	$10.62	$10.56	$11.08	$10.90

Total return[f]	5.85%	2.29%	(2.84)%	4.09%	10.16%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.68%	1.73%	1.78%	2.95%	11.95%

Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.40%	0.50%	1.33%	2.50%	2.31%

Supplemental data

Net assets, end of period (000’s)	$5,496	$5,138	$5,221	$2,617	$250

Portfolio turnover rate	30.99%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the period ended June 30, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	57

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.66	$10.59	$11.12	$10.93	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.10	0.35	0.42	0.11

Net realized and unrealized gains (losses)	0.61	0.18	(0.61)	0.08	0.93

Total from investment operations.	0.66	0.28	(0.26)	0.50	1.04

Less distributions from:

Net investment income	(0.04)	(0.13)	(0.17)	(0.25)	(0.11)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.04)	(0.21)	(0.27)	(0.31)	(0.11)

Net asset value, end of period.	$11.28	$10.66	$10.59	$11.12	$10.93

Total return[f]	6.15%	2.74%	(2.35)%	4.61%	10.48%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.18%	1.23%	1.28%	2.45%	11.45%

Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[d]	0.90%	1.00%	1.83%	3.00%	2.81%

Supplemental data

Net assets, end of period (000’s)	$2,910	$3,145	$3,189	$80	$11

Portfolio turnover rate	30.99%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the period ended June 30, 2017.

58	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.70	$10.64	$11.15	$10.95	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.17	0.23	0.45	0.14

Net realized and unrealized gains (losses)	0.61	0.17	(0.42)	0.11	0.94

Total from investment operations.	0.69	0.34	(0.19)	0.56	1.08

Less distributions from:

Net investment income	(0.06)	(0.20)	(0.22)	(0.30)	(0.13)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.06)	(0.28)	(0.32)	(0.36)	(0.13)

Net asset value, end of period	$11.33	$10.70	$10.64	$11.15	$10.95

Total return[f]	6.49%	3.33%	(1.80)%	5.14%	10.84%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.54%	0.57%	0.66%	1.81%	11.51%

Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%	—%

Net investment income[d]	1.45%	1.55%	2.38%	3.55%	3.36%

Supplemental data

Net assets, end of period (000’s)	$8,442	$6,670	$6,751	$7,361	$11

Portfolio turnover rate	30.99%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the period ended June 30, 2017.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	59

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.70	$10.63	$11.15	$10.95	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.16	0.25	0.39	0.17

Net realized and unrealized gains (losses)	0.61	0.18	(0.45)	0.17	0.91

Total from investment operations	0.69	0.34	(0.20)	0.56	1.08

Less distributions from:

Net investment income	(0.06)	(0.19)	(0.22)	(0.30)	(0.13)

Net realized gains	—	(0.08)	(0.10)	(0.06)	(—)[e]

Total distributions	(0.06)	(0.27)	(0.32)	(0.36)	(0.13)

Net asset value, end of period	$11.33	$10.70	$10.63	$11.15	$10.95

Total return[f]	6.46%	3.28%	(1.85)%	5.08%	10.83%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.68%	0.73%	0.78%	1.95%	10.95%

Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.40%	1.50%	2.33%	3.50%	3.31%

Supplemental data

Net assets, end of period (000’s)	$451	$317	$290	$98	$44

Portfolio turnover rate	30.99%	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.6%
	Alternative Strategies 7.5%
a	Franklin K2 Alternative Strategies Fund, Class R6	95,709	$1,072,898
a	Franklin K2 Long Short Credit Fund, Class R6	103,421	1,089,024
a,b	Franklin Pelagos Commodities Strategy Fund, Class R6	111,271	690,995

			2,852,917

	Domestic Equity 29.4%
	Financial Select Sector SPDR ETF	40,700	1,004,069
a	Franklin Growth Fund, Class R6	45,477	3,966,984
a,b	Franklin Growth Opportunities Fund, Class R6	40,924	1,560,821
a	Franklin LibertyQ U.S. Equity ETF	39,900	1,028,622
a	Franklin Rising Dividends Fund, Class R6	28,792	1,624,179
a,b	Franklin Small Cap Growth Fund, Class R6	23,693	507,502
a	Franklin Utilities Fund, Class R6	36,310	687,709
	iShares S&P 500 Value ETF	7,478	784,891

			11,164,777

	Domestic Fixed Income 34.2%
a	Franklin Floating Rate Daily Access Fund, Class R6	110,593	979,854
a	Franklin Low Duration Total Return Fund, Class R6	754,198	7,466,556
a	Franklin Strategic Income Fund, Class R6	98,931	974,473
a	Franklin U.S. Government Securities Fund, Class R6	218,606	1,344,428
	iShares Core U.S. Aggregate Bond ETF	14,000	1,533,140
	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,500	662,805

			12,961,256

	Foreign Equity 16.5%
a,b	Franklin India Growth Fund, Class R6	47,546	722,701
a	Franklin International Small Cap Growth Fund, Class R6	69,012	1,378,163
a	Franklin LibertyQ Emerging Markets ETF	42,200	1,266,844
a	Franklin Mutual International Fund, Class R6	52,793	823,568
	iShares Core MSCI Europe ETF	10,500	492,135
	iShares Global Infrastructure ETF	12,602	554,110
a	Templeton Foreign Fund, Class R6	136,157	1,041,604

			6,279,125

	Foreign Fixed Income 11.0%
a	Templeton Global Total Return Fund, Class R6	339,614	4,180,643

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $34,901,499)		37,438,718

	Short Term Investments (Cost $574,069) 1.5%
	Money Market Funds 1.5%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	574,069	574,069

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $35,475,568) 100.1%		38,012,787
	Other Assets, less Liabilities (0.1)%		(50,914)

	Net Assets 100.0%		$37,961,873

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	61

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2025 Retirement Target Fund

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.49	$11.44	$12.36	$12.76	$11.11	$10.22

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.14	0.19	0.26	0.16	0.17

Net realized and unrealized gains (losses)	0.86	0.19	(0.43)	0.30	2.06	0.88

Total from investment operations	0.91	0.33	(0.24)	0.56	2.22	1.05

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.13)	(0.19)	(0.28)	(0.19)	(0.16)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)	—

Total distributions	(0.05)	(0.28)	(0.68)	(0.96)	(0.57)	(0.16)

Net asset value, end of period	$12.35	$11.49	$11.44	$12.36	$12.76	$11.11

Total return[d]	7.93%	2.96%	(2.08)%	4.39%	20.18%	10.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.75%	0.76%	0.77%	0.83%	0.84%	0.71%

Expenses net of waiver and payments by affiliates[f]	0.30%	0.30%	0.33%	0.35%	0.38%	0.45%

Net investment income[c]	0.89%	1.18%	1.52%	2.03%	1.31%	1.55%

Supplemental data

Net assets, end of period (000’s)	$74,550	$74,746	$72,625	$67,854	$58,811	$45,299

Portfolio turnover rate	19.53%	83.67%	36.22%	62.00%	47.39%	25.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.32	$11.27	$12.18	$12.60	$10.97	$10.11

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.05	0.10	0.16	0.07	0.09

Net realized and unrealized gains (losses)	0.83	0.20	(0.42)	0.29	2.05	0.86

Total from investment operations	0.84	0.25	(0.32)	0.45	2.12	0.95

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.05)	(0.10)	(0.19)	(0.11)	(0.09)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)	—

Total distributions	(0.05)	(0.20)	(0.59)	(0.87)	(0.49)	(0.09)

Net asset value, end of period	$12.11	$11.32	$11.27	$12.18	$12.60	$10.97

Total return[d]	7.43%	2.21%	(2.74)%	3.58%	19.52%	9.42%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.50%	1.51%	1.49%	1.53%	1.54%	1.41%

Expenses net of waiver and payments by affiliates[f]	1.05%	1.05%	1.05%	1.05%	1.08%	1.15%

Net investment income[c]	0.14%	0.43%	0.80%	1.33%	0.61%	0.85%

Supplemental data

Net assets, end of period (000’s)	$26,576	$26,401	$29,425	$28,712	$25,248	$18,312

Portfolio turnover rate	19.53%	83.67%	36.22%	62.00%	47.39%	25.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.44	$11.40	$12.31	$12.72	$11.07	$10.19

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.11	0.17	0.23	0.13	0.15

Net realized and unrealized gains (losses)	0.85	0.19	(0.42)	0.30	2.07	0.87

Total from investment operations	0.89	0.30	(0.25)	0.53	2.20	1.02

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.11)	(0.17)	(0.26)	(0.17)	(0.14)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)	—

Total distributions	(0.05)	(0.26)	(0.66)	(0.94)	(0.55)	(0.14)

Net asset value, end of period	$12.28	$11.44	$11.40	$12.31	$12.72	$11.07

Total return[d]	7.79%	2.65%	(2.20)%	4.12%	20.05%	10.05%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.00%	1.01%	0.99%	1.03%	1.04%	0.91%

Expenses net of waiver and payments by affiliates[f]	0.55%	0.55%	0.55%	0.55%	0.58%	0.65%

Net investment income[c]	0.64%	0.93%	1.30%	1.83%	1.11%	1.35%

Supplemental data

Net assets, end of period (000’s)	$7,708	$7,411	$6,062	$5,361	$4,835	$3,442

Portfolio turnover rate	19.53%	83.67%	36.22%	62.00%	47.39%	25.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

64	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.52	$11.47	$12.39	$12.79	$11.74

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.17	0.24	0.41	0.55

Net realized and unrealized gains (losses)	0.86	0.20	(0.44)	0.20	1.06

Total from investment operations.	0.93	0.37	(0.20)	0.61	1.61

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.17)	(0.23)	(0.33)	(0.18)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)

Total distributions	(0.05)	(0.32)	(0.72)	(1.01)	(0.56)

Net asset value, end of period.	$12.40	$11.52	$11.47	$12.39	$12.79

Total return[e]	8.08%	3.24%	(1.74)%	4.74%	13.90%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.36%	0.37%	0.36%	0.39%	0.45%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%

Net investment income[d]	1.19%	1.48%	1.85%	2.38%	1.69%

Supplemental data

Net assets, end of period (000’s)	$15,520	$13,936	$17,129	$14,010	$2,339

Portfolio turnover rate	19.53%	83.67%	36.22%	62.00%	47.39%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.51	$11.46	$12.38	$12.79	$11.12	$10.23

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.17	0.16	0.29	0.19	0.20

Net realized and unrealized gains (losses)	0.86	0.19	(0.37)	0.30	2.08	0.88

Total from investment operations	0.93	0.36	(0.21)	0.59	2.27	1.08

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.16)	(0.22)	(0.32)	(0.22)	(0.19)

Net realized gains	—	(0.15)	(0.49)	(0.68)	(0.38)	—

Total distributions	(0.05)	(0.31)	(0.71)	(1.00)	(0.60)	(0.19)

Net asset value, end of period	$12.39	$11.51	$11.46	$12.38	$12.79	$11.12

Total return[d]	8.09%	3.20%	(1.80)%	4.61%	20.66%	10.59%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.50%	0.51%	0.49%	0.53%	0.54%	0.41%

Expenses net of waiver and payments by affiliates[f]	0.05%	0.05%	0.05%	0.05%	0.08%	0.15%

Net investment income[c]	1.14%	1.43%	1.80%	2.33%	1.61%	1.85%

Supplemental data

Net assets, end of period (000’s)	$1,558	$1,381	$1,194	$2,814	$2,487	$1,873

Portfolio turnover rate	19.53%	83.67%	36.22%	62.00%	47.39%	25.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the period ended June 30, 2017.

66	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.5%
	Alternative Strategies 7.6%
a	Franklin K2 Alternative Strategies Fund, Class R6	318,718	$3,572,834
a	Franklin K2 Long Short Credit Fund, Class R6	342,964	3,611,413
a,b	Franklin Pelagos Commodities Strategy Fund, Class R6	379,719	2,358,052

			9,542,299

	Domestic Equity 39.7%
	Financial Select Sector SPDR ETF	185,700	4,581,219
a	Franklin Growth Fund, Class R6	201,724	17,596,359
a,b	Franklin Growth Opportunities Fund, Class R6	178,140	6,794,277
a	Franklin LibertyQ U.S. Equity ETF	168,800	4,351,664
a	Franklin Rising Dividends Fund, Class R6	130,438	7,358,003
a,b	Franklin Small Cap Growth Fund, Class R6	126,143	2,701,987
a	Franklin Utilities Fund, Class R6	161,053	3,050,346
	iShares S&P 500 Value ETF	33,581	3,524,662

			49,958,517

	Domestic Fixed Income 22.3%
a	Franklin Floating Rate Daily Access Fund, Class R6	222,676	1,972,907
a	Franklin Low Duration Total Return Fund, Class R6	1,627,066	16,107,958
a	Franklin Strategic Income Fund, Class R6	199,864	1,968,665
a	Franklin U.S. Government Securities Fund, Class R6	490,449	3,016,259
	iShares Core U.S. Aggregate Bond ETF	31,900	3,493,369
	iShares iBoxx $ Investment Grade Corporate Bond ETF	13,000	1,566,630

			28,125,788

	Foreign Equity 22.9%
a,b	Franklin India Growth Fund, Class R6	214,628	3,262,348
a	Franklin International Small Cap Growth Fund, Class R6	309,885	6,188,401
a	Franklin LibertyQ Emerging Markets ETF	207,500	6,229,150
a	Franklin Mutual International Fund, Class R6	233,818	3,647,566
	iShares Core MSCI Europe ETF	49,200	2,306,004
	iShares Global Infrastructure ETF	65,799	2,893,182
a	Templeton Foreign Fund, Class R6	559,229	4,278,099

			28,804,750

	Foreign Fixed Income 7.0%
a	Templeton Global Total Return Fund, Class R6	717,209	8,828,837

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $108,449,924)		125,260,191

	Short Term Investments (Cost $647,342) 0.5%
	Money Market Funds 0.5%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	647,342	647,342

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $109,097,266) 100.0%		125,907,533
	Other Assets, less Liabilities 0.0%†		4,163

	Net Assets 100.0%		$125,911,696

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart 2025 Retirement Target Fund (continued)

See Abbreviations on page 141.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

68	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2030 Retirement Target Fund

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.08	$10.95	$11.45	$11.11	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.04	0.13	0.20	0.25	0.15

Net realized and unrealized gains (losses)	0.92	0.19	(0.39)	0.33	1.07

Total from investment operations	0.96	0.32	(0.19)	0.58	1.22

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.09)	(0.16)	(0.18)	(0.11)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.19)	(0.31)	(0.24)	(0.11)

Net asset value, end of period	$11.96	$11.08	$10.95	$11.45	$11.11

Total return[f]	8.68%	2.93%	(1.75)%	5.28%	12.19%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.96%	1.02%	1.17%	2.28%	20.77%

Expenses net of waiver and payments by affiliates[h]	0.30%	0.30%	0.32%	0.35%	0.23%

Net investment income[d]	0.76%	1.17%	1.55%	2.58%	2.72%

Supplemental data

Net assets, end of period (000’s)	$18,574	$16,788	$13,631	$5,098	$1,260

Portfolio turnover rate	17.14%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.97	$10.86	$11.38	$11.09	$10.00

Income from investment operations[b]:

Net investment income[c,d]	—[e]	0.05	0.11	0.24	0.13

Net realized and unrealized gains (losses)	0.91	0.17	(0.38)	0.26	1.05

Total from investment operations	0.91	0.22	(0.27)	0.50	1.18

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.01)	(0.10)	(0.15)	(0.09)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.11)	(0.25)	(0.21)	(0.09)

Net asset value, end of period	$11.80	$10.97	$10.86	$11.38	$11.09

Total return[f]	8.31%	2.08%	(2.43)%	4.67%	11.73%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.71%	1.77%	1.90%	2.98%	21.59%

Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income[d]	0.01%	0.42%	0.82%	1.88%	1.90%

Supplemental data

Net assets, end of period (000’s)	$6,326	$5,127	$4,124	$1,950	$132

Portfolio turnover rate	17.14%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.06	$10.94	$11.44	$11.10	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.03	0.10	0.18	0.18	0.13

Net realized and unrealized gains (losses)	0.91	0.18	(0.39)	0.38	1.07

Total from investment operations	0.94	0.28	(0.21)	0.56	1.20

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.06)	(0.14)	(0.16)	(0.10)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.16)	(0.29)	(0.22)	(0.10)

Net asset value, end of period	$11.92	$11.06	$10.94	$11.44	$11.10

Total return[f]	8.51%	2.60%	(1.89)%	5.07%	11.98%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.21%	1.27%	1.40%	2.48%	21.09%

Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[d]	0.51%	0.92%	1.32%	2.38%	2.40%

Supplemental data

Net assets, end of period (000’s)	$1,312	$1,398	$870	$48	$47

Portfolio turnover rate	17.14%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.12	$10.99	$11.47	$11.12	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.06	0.16	0.20	0.36	0.11

Net realized and unrealized gains (losses)	0.92	0.19	(0.35)	0.26	1.12

Total from investment operations	0.98	0.35	(0.15)	0.62	1.23

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.12)	(0.18)	(0.21)	(0.11)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.22)	(0.33)	(0.27)	(0.11)

Net asset value, end of period	$12.02	$11.12	$10.99	$11.47	$11.12

Total return[f]	8.83%	3.20%	(1.34)%	5.60%	12.34%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.52%	0.57%	0.68%	1.74%	21.00%

Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%	—%

Net investment income[d]	1.06%	1.47%	1.87%	2.93%	2.95%

Supplemental data

Net assets, end of period (000’s)	$16,403	$14,455	$13,041	$12,041	$11

Portfolio turnover rate	17.14%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.11	$10.98	$11.47	$11.12	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.06	0.15	0.27	0.23	0.13

Net realized and unrealized gains (losses)	0.92	0.19	(0.43)	0.38	1.10

Total from investment operations	0.98	0.34	(0.16)	0.61	1.23

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.11)	(0.18)	(0.20)	(0.11)

Net realized gains	—	(0.10)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.21)	(0.33)	(0.26)	(0.11)

Net asset value, end of period	$12.01	$11.11	$10.98	$11.47	$11.12

Total return[f]	8.84%	3.15%	(1.46)%	5.56%	12.32%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.71%	0.77%	0.90%	1.98%	20.59%

Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	1.01%	1.42%	1.82%	2.88%	2.90%

Supplemental data

Net assets, end of period (000’s)	$573	$332	$303	$101	$82

Portfolio turnover rate	17.14%	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund
		Shares	Value

	Investments in Underlying Funds and Exchange Traded Funds 99.2%
	Alternative Strategies 7.5%
a	Franklin K2 Alternative Strategies Fund, Class R6	110,116	$1,234,400
a	Franklin K2 Long Short Credit Fund, Class R6	120,540	1,269,281
a,b	Franklin Pelagos Commodities Strategy Fund, Class R6	120,861	750,548

			3,254,229

	Domestic Equity 44.2%
	Financial Select Sector SPDR ETF	71,100	1,754,037
a	Franklin Growth Fund, Class R6	75,406	6,577,707
a,b	Franklin Growth Opportunities Fund, Class R6	64,388	2,455,746
a	Franklin LibertyQ U.S. Equity ETF	62,400	1,608,672
a	Franklin Rising Dividends Fund, Class R6	49,760	2,806,969
a,b	Franklin Small Cap Growth Fund, Class R6	56,477	1,209,730
a	Franklin Utilities Fund, Class R6	64,549	1,222,568
	iShares S&P 500 Value ETF	13,826	1,451,177

			19,086,606

	Domestic Fixed Income 16.3%
a	Franklin Floating Rate Daily Access Fund, Class R6	58,027	514,118
a	Franklin Low Duration Total Return Fund, Class R6	399,958	3,959,581
a	Franklin Strategic Income Fund, Class R6	51,925	511,463
a	Franklin U.S. Government Securities Fund, Class R6	126,051	775,214
	iShares Core U.S. Aggregate Bond ETF	8,600	941,786
	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,000	361,530

			7,063,692

	Foreign Equity 26.0%
a,b	Franklin India Growth Fund, Class R6	88,774	1,349,367
a	Franklin International Small Cap Growth Fund, Class R6	139,725	2,790,301
a	Franklin LibertyQ Emerging Markets ETF	80,900	2,428,618
a	Franklin Mutual International Fund, Class R6	91,708	1,430,649
	iShares Core MSCI Europe ETF	19,100	895,217
	iShares Global Infrastructure ETF	20,194	887,930
a	Templeton Foreign Fund, Class R6	188,024	1,438,387

			11,220,469

	Foreign Fixed Income 5.2%
a	Templeton Global Total Return Fund, Class R6	180,926	2,227,200

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $39,205,658)		42,852,196

	Short Term Investments (Cost $201,274) 0.5%
	Money Market Funds 0.5%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	201,274	201,274

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $39,406,932) 99.7%		43,053,470
	Other Assets, less Liabilities 0.3%		134,217

	Net Assets 100.0%		$43,187,687

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2035 Retirement Target Fund

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.86	$11.78	$12.67	$12.85	$11.01	$10.13

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.13	0.17	0.22	0.14	0.15

Net realized and unrealized gains (losses)	1.08	0.23	(0.41)	0.42	2.26	0.89

Total from investment operations	1.12	0.36	(0.24)	0.64	2.40	1.04

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.10)	(0.18)	(0.24)	(0.15)	(0.16)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]

Total distributions	(0.09)	(0.28)	(0.65)	(0.82)	(0.56)	(0.16)

Net asset value, end of period	$12.89	$11.86	$11.78	$12.67	$12.85	$11.01

Total return[e]	9.36%	3.11%	(2.00)%	4.96%	22.06%	10.33%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.80%	0.82%	0.84%	0.91%	0.94%	0.83%

Expenses net of waiver and payments by affiliates[g]	0.30%	0.30%	0.33%	0.35%	0.38%	0.45%

Net investment income[c]	0.65%	1.15%	1.30%	1.76%	1.17%	1.45%

Supplemental data

Net assets, end of period (000’s)	$57,141	$56,650	$53,701	$50,264	$42,510	$32,095

Portfolio turnover rate	15.22%	77.39%	33.86%	61.73%	49.84%	27.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.61	$11.54	$12.43	$12.63	$10.85	$9.98

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.01)	0.04	0.07	0.12	0.06	0.08

Net realized and unrealized gains (losses)	1.06	0.22	(0.40)	0.41	2.21	0.89

Total from investment operations	1.05	0.26	(0.33)	0.53	2.27	0.97

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.01)	(0.09)	(0.15)	(0.08)	(0.10)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]

Total distributions	(0.09)	(0.19)	(0.56)	(0.73)	(0.49)	(0.10)

Net asset value, end of period	$12.57	$11.61	$11.54	$12.43	$12.63	$10.85

Total return[e]	9.04%	2.34%	(2.76)%	4.23%	21.17%	9.72%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.54%	1.57%	1.56%	1.61%	1.64%	1.53%

Expenses net of waiver and payments by affiliates[g]	1.04%	1.05%	1.05%	1.05%	1.08%	1.15%

Net investment income (loss)[c]	(0.09)%	0.40%	0.58%	1.06%	0.47%	0.75%

Supplemental data

Net assets, end of period (000’s)	$19,738	$18,781	$19,953	$19,965	$16,873	$11,124

Portfolio turnover rate	15.22%	77.39%	33.86%	61.73%	49.84%	27.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.84	$11.77	$12.66	$12.84	$11.01	$10.12

Income from investment operations[a]:

Net investment income[b,c]	0.02	0.12	0.13	0.19	0.11	0.14

Net realized and unrealized gains (losses)	1.08	0.21	(0.40)	0.42	2.26	0.89

Total from investment operations	1.10	0.33	(0.27)	0.61	2.37	1.03

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.08)	(0.15)	(0.21)	(0.13)	(0.14)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]

Total distributions	(0.09)	(0.26)	(0.62)	(0.79)	(0.54)	(0.14)

Net asset value, end of period	$12.85	$11.84	$11.77	$12.66	$12.84	$11.01

Total return[e]	9.29%	2.87%	(2.25)%	4.75%	21.77%	10.24%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.05%	1.07%	1.06%	1.11%	1.14%	1.03%

Expenses net of waiver and payments by affiliates[g]	0.55%	0.55%	0.55%	0.55%	0.58%	0.65%

Net investment income[c]	0.40%	0.90%	1.08%	1.56%	0.97%	1.25%

Supplemental data

Net assets, end of period (000’s)	$6,232	$6,080	$4,688	$4,577	$4,093	$3,035

Portfolio turnover rate	15.22%	77.39%	33.86%	61.73%	49.84%	27.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.94	$11.85	$12.75	$12.92	$11.77

Income from investment operations[b]:

Net investment income[c,d]	0.06	0.17	0.22	0.36	0.58

Net realized and unrealized gains (losses)	1.08	0.23	(0.43)	0.33	1.17

Total from investment operations	1.14	0.40	(0.21)	0.69	1.75

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.13)	(0.22)	(0.28)	(0.19)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)

Total distributions	(0.09)	(0.31)	(0.69)	(0.86)	(0.60)

Net asset value, end of period	$12.99	$11.94	$11.85	$12.75	$12.92

Total return[e]	9.55%	3.48%	(1.75)%	5.35%	15.09%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.38%	0.39%	0.38%	0.42%	0.49%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%

Net investment income[d]	0.95%	1.45%	1.63%	2.11%	1.55%

Supplemental data

Net assets, end of period (000’s)	$24,188	$22,068	$20,244	$16,262	$2,532

Portfolio turnover rate	15.22%	77.39%	33.86%	61.73%	49.84%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.95	$11.86	$12.75	$12.93	$11.07	$10.17

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.16	0.16	0.26	0.18	0.18

Net realized and unrealized gains (losses)	1.08	0.23	(0.37)	0.41	2.28	0.91

Total from investment operations	1.14	0.39	(0.21)	0.67	2.46	1.09

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.12)	(0.21)	(0.27)	(0.19)	(0.19)

Net realized gains	—	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]

Total distributions	(0.09)	(0.30)	(0.68)	(0.85)	(0.60)	(0.19)

Net asset value, end of period	$13.00	$11.95	$11.86	$12.75	$12.93	$11.07

Total return[e]	9.54%	3.42%	(1.76)%	5.22%	22.43%	10.79%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.55%	0.57%	0.56%	0.61%	0.64%	0.53%

Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%	0.05%	0.05%	0.08%	0.15%

Net investment income[c]	0.90%	1.40%	1.58%	2.06%	1.47%	1.75%

Supplemental data

Net assets, end of period (000’s)	$1,654	$1,451	$1,722	$2,182	$1,815	$1,077

Portfolio turnover rate	15.22%	77.39%	33.86%	61.73%	49.84%	27.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.3%
	Alternative Strategies 7.6%
a	Franklin K2 Alternative Strategies Fund, Class R6	278,273	$3,119,439
a	Franklin K2 Long Short Credit Fund, Class R6	301,161	3,171,231
a,b	Franklin Pelagos Commodities Strategy Fund, Class R6	316,860	1,967,699

			8,258,369

	Domestic Equity 46.5%
	Financial Select Sector SPDR ETF	185,700	4,581,219
a	Franklin Growth Fund, Class R6	202,282	17,645,056
a,b	Franklin Growth Opportunities Fund, Class R6	204,204	7,788,331
a	Franklin LibertyQ U.S. Equity ETF	172,700	4,452,206
a	Franklin Rising Dividends Fund, Class R6	124,301	7,011,810
a,b	Franklin Small Cap Growth Fund, Class R6	122,097	2,615,317
a	Franklin Utilities Fund, Class R6	158,549	3,002,920
	iShares S&P 500 Value ETF	33,902	3,558,355

			50,655,214

	Domestic Fixed Income 12.5%
a	Franklin Floating Rate Daily Access Fund, Class R6	103,862	920,224
a	Franklin Low Duration Total Return Fund, Class R6	764,927	7,572,776
a	Franklin Strategic Income Fund, Class R6	90,231	888,776
a	Franklin U.S. Government Securities Fund, Class R6	260,850	1,604,226
	iShares Core U.S. Aggregate Bond ETF	16,300	1,785,013
	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,700	807,417

			13,578,432

	Foreign Equity 28.8%
a,b	Franklin India Growth Fund, Class R6	216,897	3,296,828
a	Franklin International Small Cap Growth Fund, Class R6	394,814	7,884,442
a	Franklin LibertyQ Emerging Markets ETF	200,500	6,019,010
a	Franklin Mutual International Fund, Class R6	282,551	4,407,799
	iShares Core MSCI Europe ETF	51,900	2,432,553
	iShares Global Infrastructure ETF	65,936	2,899,206
a	Templeton Foreign Fund, Class R6	584,084	4,468,241

			31,408,079

	Foreign Fixed Income 3.9%
a	Templeton Global Total Return Fund, Class R6	349,909	4,307,379

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $92,643,858)		108,207,473

	Short Term Investments (Cost $838,858) 0.8%
	Money Market Funds 0.8%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	838,858	838,858

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $93,482,716) 100.1%		109,046,331
	Other Assets, less Liabilities (0.1)%		(92,854)

	Net Assets 100.0%		$108,953,477

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2040 Retirement Target Fund

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.20	$11.06	$11.58	$11.19	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.03	0.14	0.18	0.24	0.11

Net realized and unrealized gains (losses)	1.04	0.17	(0.40)	0.39	1.18

Total from investment operations	1.07	0.31	(0.22)	0.63	1.29

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.08)	(0.15)	(0.18)	(0.10)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.17)	(0.30)	(0.24)	(0.10)

Net asset value, end of period	$12.19	$11.20	$11.06	$11.58	$11.19

Total return[f]	9.61%	2.91%	(1.94)%	5.67%	12.91%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.05%	1.19%	1.40%	3.25%	33.48%

Expenses net of waiver and payments by affiliates[h]	0.30%	0.30%	0.32%	0.35%	0.25%

Net investment income[d]	0.59%	1.22%	1.41%	2.37%	1.98%

Supplemental data

Net assets, end of period (000’s)	$13,803	$13,213	$8,177	$2,891	$672

Portfolio turnover rate	19.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.05	$10.97	$11.52	$11.15	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	(0.01)	0.05	0.11	0.17	0.08

Net realized and unrealized gains (losses)	1.02	0.18	(0.41)	0.39	1.16

Total from investment operations	1.01	0.23	(0.30)	0.56	1.24

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.06)	(0.10)	(0.13)	(0.09)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.15)	(0.25)	(0.19)	(0.09)

Net asset value, end of period	$11.98	$11.05	$10.97	$11.52	$11.15

Total return[f]	9.20%	2.17%	(2.66)%	5.03%	12.46%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.80%	1.94%	2.13%	3.95%	34.28%

Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income (loss)[d]	(0.16)%	0.47%	0.68%	1.67%	1.18%

Supplemental data

Net assets, end of period (000’s)	$3,224	$2,686	$1,988	$747	$60

Portfolio turnover rate	19.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.17	$11.05	$11.58	$11.19	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.02	0.13	0.17	0.20	0.07

Net realized and unrealized gains (losses)	1.04	0.16	(0.41)	0.41	1.21

Total from investment operations	1.06	0.29	(0.24)	0.61	1.28

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.08)	(0.14)	(0.16)	(0.09)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.17)	(0.29)	(0.22)	(0.09)

Net asset value, end of period	$12.15	$11.17	$11.05	$11.58	$11.19

Total return[f]	9.55%	2.66%	(2.14)%	5.48%	12.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.30%	1.43%	1.63%	3.45%	33.78%

Expenses net of waiver and payments by affiliates[h]	0.55%	0.54%	0.55%	0.55%	0.55%

Net investment income[d]	0.34%	0.98%	1.18%	2.17%	1.68%

Supplemental data

Net assets, end of period (000’s)	$1,894	$2,188	$1,009	$37	$11

Portfolio turnover rate	19.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.26	$11.10	$11.61	$11.20	$10.00

Income from investment operations[b]

Net investment income[c,d]	0.05	0.16	0.19	0.33	0.10

Net realized and unrealized gains (losses)	1.05	0.18	(0.37)	0.35	1.20

Total from investment operations	1.10	0.34	(0.18)	0.68	1.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.09)	(0.18)	(0.21)	(0.10)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.18)	(0.33)	(0.27)	(0.10)

Net asset value, end of period	$12.28	$11.26	$11.10	$11.61	$11.20

Total return[f]	9.83%	3.16%	(1.62)%	6.13%	13.07%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.57%	0.65%	0.82%	2.55%	33.68%

Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%	—%

Net investment income[d]	0.89%	1.52%	1.73%	2.72%	2.23%

Supplemental data

Net assets, end of period (000’s)	$15,709	$13,867	$12,037	$10,154	$11

Portfolio turnover rate	19.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.25	$11.09	$11.61	$11.20	$10.00

Income from investment operations[b]

Net investment income[c,d]	0.05	0.15	0.40	0.20	0.10

Net realized and unrealized gains (losses)	1.05	0.19	(0.59)	0.48	1.20

Total from investment operations	1.10	0.34	(0.19)	0.68	1.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.09)	(0.18)	(0.21)	(0.10)

Net realized gains	—	(0.09)	(0.15)	(0.06)	(—)[e]

Total distributions	(0.08)	(0.18)	(0.33)	(0.27)	(0.10)

Net asset value, end of period	$12.27	$11.25	$11.09	$11.61	$11.20

Total return[f]	9.84%	3.15%	(1.72)%	6.08%	13.04%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	0.80%	0.94%	1.13%	2.95%	33.28%

Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	0.84%	1.47%	1.68%	2.67%	2.18%

Supplemental data

Net assets, end of period (000’s)	$152	$141	$121	$23	$23

Portfolio turnover rate	19.11%	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.3%
	Alternative Strategies 7.6%
a	Franklin K2 Alternative Strategies Fund, Class R6	89,159	$999,475
a	Franklin K2 Long Short Credit Fund, Class R6	97,423	1,025,867
a,b	Franklin Pelagos Commodities Strategy Fund, Class R6	96,772	600,954

			2,626,296

	Domestic Equity 48.6%
	Financial Select Sector SPDR ETF	60,200	1,485,134
a	Franklin Growth Fund, Class R6	66,958	5,840,737
a,b	Franklin Growth Opportunities Fund, Class R6	70,001	2,669,827
a	Franklin LibertyQ U.S. Equity ETF	58,300	1,502,974
a	Franklin Rising Dividends Fund, Class R6	40,970	2,311,124
a,b	Franklin Small Cap Growth Fund, Class R6	41,390	886,580
a	Franklin Utilities Fund, Class R6	52,568	995,636
	iShares S&P 500 Value ETF	11,617	1,219,320

			16,911,332

	Domestic Fixed Income 10.5%
a	Franklin Floating Rate Daily Access Fund, Class R6	28,614	253,521
a	Franklin Low Duration Total Return Fund, Class R6	206,344	2,042,802
a	Franklin Strategic Income Fund, Class R6	24,683	243,130
a	Franklin U.S. Government Securities Fund, Class R6	81,374	500,448
	iShares Core U.S. Aggregate Bond ETF	4,100	448,991
	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,400	168,714

			3,657,606

	Foreign Equity 29.6%
a,b	Franklin India Growth Fund, Class R6	76,095	1,156,637
a	Franklin International Small Cap Growth Fund, Class R6	132,472	2,645,465
a	Franklin LibertyQ Emerging Markets ETF	65,400	1,963,308
a	Franklin Mutual International Fund, Class R6	94,555	1,475,061
	iShares Core MSCI Europe ETF	17,300	810,851
	iShares Global Infrastructure ETF	18,842	828,483
a	Templeton Foreign Fund, Class R6	182,388	1,395,271

			10,275,076

	Foreign Fixed Income 3.0%
a	Templeton Global Total Return Fund, Class R6	85,595	1,053,679

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $31,337,954)		34,523,989

	Short Term Investments (Cost $147,549) 0.4%
	Money Market Funds 0.4%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	147,549	147,549

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $31,485,503) 99.7%		34,671,538
	Other Assets, less Liabilities 0.3%		110,925

	Net Assets 100.0%		$34,782,463

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2045 Retirement Target Fund

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.86	$11.75	$12.70	$12.88	$10.92	$10.01

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.14	0.16	0.20	0.13	0.15

Net realized and unrealized gains (losses)	1.11	0.24	(0.42)	0.43	2.36	0.91

Total from investment operations	1.15	0.38	(0.26)	0.63	2.49	1.06

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.10)	(0.17)	(0.22)	(0.15)	(0.15)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)	—

Total distributions	(0.09)	(0.27)	(0.69)	(0.81)	(0.53)	(0.15)

Net asset value, end of period	$12.92	$11.86	$11.75	$12.70	$12.88	$10.92

Total return[d]	9.69%	3.29%	(2.17)%	4.94%	23.07%	10.61%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.93%	0.97%	1.01%	1.11%	1.16%	1.05%

Expenses net of waiver and payments by affiliates[f]	0.30%	0.30%	0.33%	0.35%	0.38%	0.45%

Net investment income[c]	0.57%	1.15%	1.26%	1.57%	1.08%	1.41%

Supplemental data

Net assets, end of period (000’s)	$43,731	$44,521	$38,444	$34,259	$27,991	$20,765

Portfolio turnover rate	14.95%	75.72%	34.07%	65.20%	44.44%	32.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.57	$11.48	$12.42	$12.63	$10.73	$9.84

Income from investment operations[a]

Net investment income (loss)[b,c]	(0.01)	0.04	0.07	0.11	0.04	0.07

Net realized and unrealized gains (losses)	1.10	0.23	(0.40)	0.41	2.31	0.90

Total from investment operations	1.09	0.27	(0.33)	0.52	2.35	0.97

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.01)	(0.09)	(0.14)	(0.07)	(0.08)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)	—

Total distributions	(0.09)	(0.18)	(0.61)	(0.73)	(0.45)	(0.08)

Net asset value, end of period	$12.57	$11.57	$11.48	$12.42	$12.63	$10.73

Total return[d]	9.41%	2.43%	(2.82)%	4.15%	22.20%	9.85%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.67%	1.72%	1.73%	1.81%	1.86%	1.74%

Expenses net of waiver and payments by affiliates[f]	1.04%	1.05%	1.05%	1.05%	1.08%	1.14%

Net investment income (loss)[c]	(0.17)%	0.40%	0.54%	0.87%	0.38%	0.72%

Supplemental data

Net assets, end of period (000’s)	$12,515	$12,527	$12,850	$11,785	$9,484	$6,680

Portfolio turnover rate	14.95%	75.72%	34.07%	65.20%	44.44%	32.47%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.81	$11.71	$12.66	$12.82	$10.88	$9.99

Income from investment operations[a]

Net investment income[b,c]	0.02	0.11	0.14	0.14	0.10	0.16

Net realized and unrealized gains (losses)	1.11	0.23	(0.42)	0.47	2.35	0.87

Total from investment operations	1.13	0.34	(0.28)	0.61	2.45	1.03

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.07)	(0.15)	(0.18)	(0.13)	(0.14)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)	—

Total distributions	(0.09)	(0.24)	(0.67)	(0.77)	(0.51)	(0.14)

Net asset value, end of period	$12.85	$11.81	$11.71	$12.66	$12.82	$10.88

Total return[d]	9.56%	2.99%	(2.35)%	4.75%	22.76%	10.35%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.18%	1.22%	1.23%	1.31%	1.36%	1.25%

Expenses net of waiver and payments by affiliates[f]	0.55%	0.55%	0.55%	0.55%	0.58%	0.65%

Net investment income[c]	0.32%	0.90%	1.04%	1.37%	0.88%	1.21%

Supplemental data

Net assets, end of period (000’s)	$5,432	$4,682	$4,327	$3,474	$4,564	$3,336

Portfolio turnover rate	14.95%	75.72%	34.07%	65.20%	44.44%	32.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.94	$11.83	$12.77	$12.95	$11.67

Income from investment operationsb:

Net investment income[c,d]	0.06	0.17	0.21	0.33	0.60

Net realized and unrealized gains (losses)	1.12	0.24	(0.42)	0.35	1.24

Total from investment operations	1.18	0.41	(0.21)	0.68	1.84

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.13)	(0.21)	(0.27)	(0.18)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)

Total distributions	(0.09)	(0.30)	(0.73)	(0.86)	(0.56)

Net asset value, end of period	$13.03	$11.94	$11.83	$12.77	$12.95

Total return[e]	9.87%	3.55%	(1.77)%	5.24%	16.08%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.43%	0.44%	0.45%	0.51%	0.60%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%

Net investment income[d]	0.87%	1.45%	1.59%	1.92%	1.46%

Supplemental data

Net assets, end of period (000’s)	$12,415	$10,912	$10,975	$8,987	$1,718

Portfolio turnover rate	14.95%	75.72%	34.07%	65.20%	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.94	$11.83	$12.76	$12.94	$10.96	$10.05

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.15	0.13	0.24	0.17	0.16

Net realized and unrealized gains (losses)	1.12	0.25	(0.34)	0.43	2.37	0.93

Total from investment operations	1.18	0.40	(0.21)	0.67	2.54	1.09

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.12)	(0.20)	(0.26)	(0.18)	(0.18)

Net realized gains	—	(0.17)	(0.52)	(0.59)	(0.38)	—

Total distributions	(0.09)	(0.29)	(0.72)	(0.85)	(0.56)	(0.18)

Net asset value, end of period	$13.03	$11.94	$11.83	$12.76	$12.94	$10.96

Total return[d]	9.87%	3.49%	(1.82)%	5.20%	23.48%	10.86%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.68%	0.72%	0.73%	0.81%	0.86%	0.75%

Expenses net of waiver and payments by affiliates[f]	0.05%	0.05%	0.05%	0.05%	0.08%	0.15%

Net investment income[c]	0.82%	1.40%	1.54%	1.87%	1.38%	1.71%

Supplemental data

Net assets, end of period (000’s)	$670	$479	$532	$1,576	$1,188	$709

Portfolio turnover rate	14.95%	75.72%	34.07%	65.20%	44.44%	32.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund
		Shares	Value

	Investments in Underlying Funds and Exchange Traded Funds 99.4%
	Alternative Strategies 7.5%
a	Franklin K2 Alternative Strategies Fund, Class R6	189,290	$2,121,940
a	Franklin K2 Long Short Credit Fund, Class R6	203,841	2,146,439
a,b	Franklin Pelagos Commodities Strategy Fund, Class R6	222,297	1,380,466

			5,648,845

	Domestic Equity 48.5%
	Financial Select Sector SPDR ETF	131,700	3,249,039
a	Franklin Growth Fund, Class R6	143,366	12,505,807
a,b	Franklin Growth Opportunities Fund, Class R6	150,127	5,725,843
a	Franklin LibertyQ U.S. Equity ETF	126,300	3,256,014
a	Franklin Rising Dividends Fund, Class R6	87,696	4,946,917
a,b	Franklin Small Cap Growth Fund, Class R6	90,911	1,947,311
a	Franklin Utilities Fund, Class R6	112,085	2,122,898
	iShares S&P 500 Value ETF	23,955	2,514,316

			36,268,145

	Domestic Fixed Income 9.7%
a	Franklin Floating Rate Daily Access Fund, Class R6	53,581	474,727
a	Franklin Low Duration Total Return Fund, Class R6	390,122	3,862,205
a	Franklin Strategic Income Fund, Class R6	47,250	465,413
a	Franklin U.S. Government Securities Fund, Class R6	137,078	843,031
	iShares Core U.S. Aggregate Bond ETF	11,100	1,215,561
	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,000	361,530

			7,222,467

	Foreign Equity 30.7%
a,b	Franklin India Growth Fund, Class R6	142,357	2,163,827
a	Franklin International Small Cap Growth Fund, Class R6	282,468	5,640,885
a	Franklin LibertyQ Emerging Markets ETF	148,500	4,457,970
a	Franklin Mutual International Fund, Class R6	202,181	3,154,018
	iShares Core MSCI Europe ETF	37,200	1,743,564
	iShares Global Infrastructure ETF	47,675	2,096,270
a	Templeton Foreign Fund, Class R6	487,148	3,726,687

			22,983,221

	Foreign Fixed Income 3.0%
a	Templeton Global Total Return Fund, Class R6	179,889	2,214,431

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $63,461,896)		74,337,109

	Short Term Investments (Cost $385,271) 0.5%
	Money Market Funds 0.5%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	385,271	385,271

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $63,847,167) 99.9%		74,722,380
	Other Assets, less Liabilities 0.1%		41,387

	Net Assets 100.0%		$74,763,767

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2050 Retirement Target Fund

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.29	$11.11	$11.62	$11.21	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.03	0.14	0.22	0.22	0.10

Net realized and unrealized gains (losses)	1.09	0.23	(0.41)	0.43	1.21

Total from investment operations	1.12	0.37	(0.19)	0.65	1.31

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.09)	(0.16)	(0.18)	(0.10)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.09)	(0.19)	(0.32)	(0.24)	(0.10)

Net asset value, end of period	$12.32	$11.29	$11.11	$11.62	$11.21

Total return[e]	9.91%	3.32%	(1.76)%	5.80%	13.14%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.31%	1.47%	1.82%	4.12%	34.22%

Expenses net of waiver and payments by affiliates[g]	0.30%	0.30%	0.32%	0.35%	0.23%

Net investment income[d]	0.56%	1.17%	1.47%	2.21%	1.88%

Supplemental data

Net assets, end of period (000’s)	$11,764	$10,597	$6,762	$2,318	$512

Portfolio turnover rate	17.89%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.24	$11.07	$11.56	$11.18	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	(0.01)	0.05	0.07	0.15	0.09

Net realized and unrealized gains (losses)	1.07	0.23	(0.33)	0.42	1.18

Total from investment operations	1.06	0.28	(0.26)	0.57	1.27

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.01)	(0.07)	(0.13)	(0.09)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.09)	(0.11)	(0.23)	(0.19)	(0.09)

Net asset value, end of period	$12.21	$11.24	$11.07	$11.56	$11.18

Total return[e]	9.41%	2.56%	(2.40)%	5.03%	12.82%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.06%	2.22%	2.55%	4.82%	35.04%

Expenses net of waiver and payments by affiliates[g]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income (loss)[d]	(0.19)%	0.42%	0.74%	1.51%	1.06%

Supplemental data

Net assets, end of period (000’s)	$3,258	$2,675	$1,921	$943	$82

Portfolio turnover rate	17.89%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.29	$11.12	$11.63	$11.21	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.02	0.11	0.16	0.18	0.06

Net realized and unrealized gains (losses)	1.08	0.22	(0.37)	0.45	1.24

Total from investment operations	1.10	0.33	(0.21)	0.63	1.30

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.06)	(0.14)	(0.15)	(0.09)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.09)	(0.16)	(0.30)	(0.21)	(0.09)

Net asset value, end of period	$12.30	$11.29	$11.12	$11.63	$11.21

Total return[e]	9.73%	3.01%	(1.98)%	5.67%	13.02%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.56%	1.71%	2.05%	4.32%	34.54%

Expenses net of waiver and payments by affiliates[g]	0.55%	0.54%	0.55%	0.55%	0.55%

Net investment income[d]	0.31%	0.93%	1.24%	2.01%	1.56%

Supplemental data

Net assets, end of period (000’s)	$1,605	$1,219	$747	$33	$11

Portfolio turnover rate	17.89%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.34	$11.16	$11.65	$11.23	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.15	0.19	0.32	0.09

Net realized and unrealized gains (losses)	1.09	0.24	(0.34)	0.37	1.25

Total from investment operations	1.14	0.39	(0.15)	0.69	1.34

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.11)	(0.18)	(0.21)	(0.11)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.09)	(0.21)	(0.34)	(0.27)	(0.11)

Net asset value, end of period	$12.39	$11.34	$11.16	$11.65	$11.23

Total return[e]	10.04%	3.55%	(1.39)%	6.16%	13.39%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.67%	0.75%	1.01%	3.22%	34.36%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%	—%

Net investment income[d]	0.86%	1.47%	1.79%	2.56%	2.11%

Supplemental data

Net assets, end of period (000’s)	$10,626	$9,174	$8,012	$6,348	$11

Portfolio turnover rate	17.89%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015	2014	2013[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.35	$11.16	$11.65	$11.22	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.15	0.18	0.23	0.10

Net realized and unrealized gains (losses)	1.08	0.25	(0.33)	0.47	1.23

Total from investment operations	1.13	0.40	(0.15)	0.70	1.33

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.11)	(0.18)	(0.21)	(0.11)

Net realized gains	—	(0.10)	(0.16)	(0.06)	—

Total distributions	(0.09)	(0.21)	(0.34)	(0.27)	(0.11)

Net asset value, end of period	$12.39	$11.35	$11.16	$11.65	$11.22

Total return[e]	9.94%	3.59%	(1.43)%	6.22%	13.26%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.06%	1.22%	1.55%	3.82%	34.04%

Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income[d]	0.81%	1.42%	1.74%	2.51%	2.06%

Supplemental data

Net assets, end of period (000’s)	$454	$395	$394	$327	$75

Portfolio turnover rate	17.89%	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2017 (unaudited)

Franklin LifeSmart 2050 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.1%
	Alternative Strategies 7.5%
a	Franklin K2 Alternative Strategies Fund, Class R6	70,869	$794,438
a	Franklin K2 Long Short Credit Fund, Class R6	75,937	799,619
a,b	Franklin Pelagos Commodities Strategy Fund, Class R6	79,899	496,171

			2,090,228

	Domestic Equity 49.0%
	Financial Select Sector SPDR ETF	49,000	1,208,830
a	Franklin Growth Fund, Class R6	54,842	4,783,914
a,b	Franklin Growth Opportunities Fund, Class R6	56,728	2,163,594
a	Franklin LibertyQ U.S. Equity ETF	49,500	1,276,110
a	Franklin Rising Dividends Fund, Class R6	32,749	1,847,378
a,b	Franklin Small Cap Growth Fund, Class R6	28,365	607,578
a	Franklin Utilities Fund, Class R6	41,940	794,342
	iShares S&P 500 Value ETF	8,592	901,816

			13,583,562

	Domestic Fixed Income 8.8%
a	Franklin Floating Rate Daily Access Fund, Class R6	19,433	172,180
a	Franklin Low Duration Total Return Fund, Class R6	132,762	1,314,343
a	Franklin Strategic Income Fund, Class R6	16,593	163,440
a	Franklin U.S. Government Securities Fund, Class R6	49,706	305,693
	iShares Core U.S. Aggregate Bond ETF	3,000	328,530
	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,300	156,663

			2,440,849

	Foreign Equity 31.2%
a,b	Franklin India Growth Fund, Class R6	55,783	847,903
a	Franklin International Small Cap Growth Fund, Class R6	105,713	2,111,090
a	Franklin LibertyQ Emerging Markets ETF	58,400	1,753,168
a	Franklin Mutual International Fund, Class R6	75,907	1,184,148
	iShares Core MSCI Europe ETF	14,100	660,867
	iShares Global Infrastructure ETF	14,743	648,249
a	Templeton Foreign Fund, Class R6	186,151	1,424,057

			8,629,482

	Foreign Fixed Income 2.6%
a	Templeton Global Total Return Fund, Class R6	58,717	722,804

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $24,732,710)		27,466,925

	Short Term Investments (Cost $155,870) 0.6%
	Money Market Funds 0.6%
a,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	155,870	155,870

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $24,888,580) 99.7%		27,622,795
	Other Assets, less Liabilities 0.3%		82,453

	Net Assets 100.0%		$27,705,248

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart 2055 Retirement Target Fund

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015[a]
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.47	$9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.03	0.12	0.16

Net realized and unrealized gains (losses)	0.90	0.17	(0.70)

Total from investment operations	0.93	0.29	(0.54)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.10)	(0.12)

Net realized gains	—	(0.06)	—

Total distributions	(0.03)	(0.16)	(0.12)

Net asset value, end of period	$10.37	$9.47	$9.34

Total return[e]	9.82%	3.13%	(5.40)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.68%	5.09%	9.66%

Expenses net of waiver and payments by affiliates[g]	0.30%	0.32%	0.19%

Net investment income[d]	0.53%	1.43%	2.62%

Supplemental data

Net assets, end of period (000’s)	$3,724	$2,732	$1,817

Portfolio turnover rate	15.89%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015[a]
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.39	$9.30	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	(0.01)	0.08	0.24

Net realized and unrealized gains (losses)	0.89	0.14	(0.84)

Total from investment operations	0.88	0.22	(0.60)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.07)	(0.10)

Net realized gains	—	(0.06)	—

Total distributions	(0.03)	(0.13)	(0.10)

Net asset value, end of period	$10.24	$9.39	$9.30

Total return[e]	9.37%	2.36%	(5.99)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.43%	5.82%	10.52%

Expenses net of waiver and payments by affiliates[g]	1.05%	1.05%	1.05%

Net investment income (loss)[d]	(0.22)%	0.70%	1.76%

Supplemental data

Net assets, end of period (000’s)	$975	$572	$172

Portfolio turnover rate	15.89%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations)] to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015[a]
Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.44	$9.33	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.01	0.12	0.18

Net realized and unrealized gains (losses)	0.91	0.14	(0.74)

Total from investment operations	0.92	0.26	(0.56)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.09)	(0.11)

Net realized gains	—	(0.06)	—

Total distributions	(0.03)	(0.15)	(0.11)

Net asset value, end of period	$10.33	$9.44	$9.33

Total return[e]	9.75%	2.84%	(5.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.93%	5.32%	9.98%

Expenses net of waiver and payments by affiliates[g]	0.55%	0.55%	0.51%

Net investment income[d]	0.28%	1.20%	2.30%

Supplemental data

Net assets, end of period (000’s)	$375	$357	$41

Portfolio turnover rate	15.89%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.48	$9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.04	0.21	0.32

Net realized and unrealized gains (losses)	0.90	0.11	(0.85)

Total from investment operations	0.94	0.32	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.12)	(0.13)

Net realized gains	—	(0.06)	—

Total distributions	(0.03)	(0.18)	(0.13)

Net asset value, end of period	$10.39	$9.48	$9.34

Total return[e]	9.92%	3.49%	(5.33)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.82%	4.21%	10.04%

Expenses net of waiver and payments by affiliates[g]	—%	—%	—%

Net investment income[d]	0.83%	1.75%	2.81%

Supplemental data

Net assets, end of period (000’s)	$2,356	$1,618	$92

Portfolio turnover rate	15.89%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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F I N A N C I A L   H I G H L I G H T S

Franklin LifeSmart 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2017	Year Ended December 31,
	(unaudited)	2016	2015[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.48	$9.35	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.04	0.13	0.10

Net realized and unrealized gains (losses)	0.90	0.18	(0.63)

Total from investment operations	0.94	0.31	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.12)	(0.12)

Net realized gains	—	(0.06)	—

Total distributions	(0.03)	(0.18)	(0.12)

Net asset value, end of period	$10.39	$9.48	$ 9.35

Total return[e]	9.92%	3.45%	(5.37)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.43%	4.82%	9.52%

Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%	0.05%

Net investment income[d]	0.78%	1.70%	2.76%

Supplemental data

Net assets, end of period (000’s)	$31	$13	$11

Portfolio turnover rate	15.89%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the period ended June 30, 2017.

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Statement of Investments, June 30, 2017 (unaudited)

Franklin LifeSmart 2055 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.6%
Alternative Strategies 7.5%
[a]Franklin K2 Alternative Strategies Fund, Class R6	18,653	$209,098
[a]Franklin K2 Long Short Credit Fund, Class R6	19,993	210,524
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	21,844	135,652

		555,274

Domestic Equity 48.8%
Financial Select Sector SPDR ETF	13,100	323,177
[a]Franklin Growth Fund, Class R6	15,006	1,308,981
[a,b]Franklin Growth Opportunities Fund, Class R6	15,085	575,328
[a]Franklin LibertyQ U.S. Equity ETF	13,400	345,452
[a]Franklin Rising Dividends Fund, Class R6	9,068	511,538
[a,b]Franklin Small Cap Growth Fund, Class R6	7,924	169,727
[a]Franklin Utilities Fund, Class R6	11,682	221,256
iShares S&P 500 Value ETF	1,795	188,403

		3,643,862

Domestic Fixed Income 8.1%
[a]Franklin Floating Rate Daily Access Fund, Class R6	4,870	43,152
[a]Franklin Low Duration Total Return Fund, Class R6	34,093	337,522
[a]Franklin Strategic Income Fund, Class R6	4,126	40,643
[a]Franklin U.S. Government Securities Fund, Class R6	11,553	71,049
iShares Core U.S. Aggregate Bond ETF	800	87,608
iShares iBoxx $ Investment Grade Corporate Bond ETF	200	24,102

		604,076

Foreign Equity 30.8%
[a,b]Franklin India Growth Fund, Class R6	15,028	228,418
[a]Franklin International Small Cap Growth Fund, Class R6	29,138	581,892
[a]Franklin LibertyQ Emerging Markets ETF	14,900	447,298
[a]Franklin Mutual International Fund, Class R6	20,838	325,078
iShares Core MSCI Europe ETF	3,000	140,610
iShares Global Infrastructure ETF	3,797	166,954
[a]Templeton Foreign Fund, Class R6	53,208	407,044

		2,297,294

Foreign Fixed Income 2.4%
[a]Templeton Global Total Return Fund, Class R6	14,412	177,415

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $6,697,156)		7,277,921

Short Term Investments (Cost $68,204) 0.9%
Money Market Funds 0.9%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	68,204	68,204

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $6,765,360) 98.5%		7,346,125
Other Assets, less Liabilities 1.5%		114,943

Net Assets 100.0%		$7,461,068

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

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F R A N K L I N   F U N D   A L L O C A T O R   S E R I E S

Financial Statements

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 2,997,797	$ —	$ —
Cost - Non-controlled affiliates (Note 3f)	46,407,717	30,631,971	91,625,707
Cost - Unaffiliated Exchange traded funds	11,277,314	4,843,597	17,471,559

Total cost of investments	$60,682,828	$35,475,568	$109,097,266

Value - Unaffiliated issuers	$ 3,169,680	$ —	$ —
Value - Non-controlled affiliates (Note 3f)	47,722,056	32,981,637	107,542,467
Value - Unaffiliated Exchange traded funds	11,637,445	5,031,150	18,365,066

Total value of investments	62,529,181	38,012,787	125,907,533
Cash	1,448	—	—
Receivables:
Capital shares sold	43,267	62,750	115,869
Interest	4,996	—	—
Affiliates	90,381	57,093	81,436
Other assets	22,531	34,198	24,646

Total assets	62,691,804	38,166,828	126,129,484

Liabilities:
Payables:
Investment securities purchased	—	—	33,961
Capital shares redeemed	229,918	156,694	62,016
Distribution fees	46,590	19,521	82,260
Transfer agent fees	9,237	7,433	4,783
Reports to shareholders	9,922	4,747	17,463
Professional fees	67,171	12,075	12,459
Accrued expenses and other liabilities	7,929	4,485	4,846

Total liabilities	370,767	204,955	217,788

Net assets, at value	$62,321,037	$37,961,873	$125,911,696

Net assets consist of:
Paid-in capital	$62,712,285	$37,592,635	$112,894,053

Undistributed net investment income	—	46,891	466,472
Distributions in excess of net investment income	(74,064)	—	—
Net unrealized appreciation (depreciation)	1,846,353	2,537,219	16,810,267
Accumulated net realized gain (loss)	(2,163,537)	(2,214,872)	(4,259,096)

Net assets, at value	$62,321,037	$37,961,873	$125,911,696

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F I N A N C I A L   S T A T E M E N T S

Statements of Assets and Liabilities (continued)

June 30, 2017 (unaudited)

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund

Class A:
Net assets, at value	$34,870,805	$20,662,239	$74,550,395

Shares outstanding	3,151,867	1,828,519	6,038,315

Net asset value per share[a]	$11.06	$11.30	$12.35

Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.73	$11.99	$13.10

Class C:
Net assets, at value	$16,927,428	$ 5,495,961	$26,576,193

Shares outstanding	1,548,373	489,241	2,194,137

Net asset value and maximum offering price per share[a]	$10.93	$11.23	$12.11

Class R:
Net assets, at value	$4,529,149	$ 2,910,140	$ 7,707,812

Shares outstanding	411,028	258,024	627,893

Net asset value and maximum offering price per share	$11.02	$11.28	$12.28

Class R6:
Net assets, at value	$ 4,107,092	$ 8,442,287	$15,519,538

Shares outstanding	369,450	745,323	1,251,692

Net asset value and maximum offering price per share	$11.12	$11.33	$12.40

Advisor Class:
Net assets, at value	$ 1,886,563	$ 451,246	$ 1,557,758

Shares outstanding	169,867	39,834	125,758

Net asset value and maximum offering price per share	$11.11	$11.33	$12.39

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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F I N A N C I A L   S T A T E M E N T S

Statements of Assets and Liabilities (continued)

June 30, 2017 (unaudited)

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund

Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f)	$33,428,283	$78,323,752	$26,801,897
Cost - Unaffiliated Exchange traded funds	5,978,649	15,158,964	4,683,606

Total cost of investments	$39,406,932	$93,482,716	$31,485,503

Value - Non-controlled affiliates (Note 3f)	$36,761,793	$92,982,568	$29,710,045
Value - Unaffiliated Exchange traded funds	6,291,677	16,063,763	4,961,493

Total value of investments	43,053,470	109,046,331	34,671,538
Receivables:
Capital shares sold	151,862	103,578	52,897
Affiliates	63,246	81,545	60,197
Other assets	33,413	23,800	32,333

Total assets	43,301,991	109,255,254	34,816,965

Liabilities:
Payables:
Investment securities purchased	28,203	—	—
Capital shares redeemed	39,210	206,215	1,670
Distribution fees	19,076	62,153	12,674
Transfer agent fees	5,248	1,461	2,739
Reports to shareholders	4,389	14,871	3,520
Professional fees	12,111	12,349	11,835
Accrued expenses and other liabilities	6,067	4,728	2,064

Total liabilities	114,304	301,777	34,502

Net assets, at value	$43,187,687	$108,953,477	$34,782,463

Net assets consist of:
Paid-in capital	$41,188,336	$95,782,507	$32,576,436
Undistributed net investment income.	154,761	302,872	107,901
Net unrealized appreciation (depreciation)	3,646,538	15,563,615	3,186,035
Accumulated net realized gain (loss)	(1,801,948)	(2,695,517)	(1,087,909)

Net assets, at value	$43,187,687	$108,953,477	$34,782,463

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F I N A N C I A L   S T A T E M E N T S

Statements of Assets and Liabilities (continued)

June 30, 2017 (unaudited)

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund

Class A:
Net assets, at value	$18,573,519	$57,141,158	$13,802,640

Shares outstanding	1,552,600	4,434,677	1,131,911

Net asset value per share[a]	$11.96	$12.89	$12.19

Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.69	$13.68	$12.93

Class C:
Net assets, at value	$6,326,137	$19,737,977	$3,224,393

Shares outstanding	535,949	1,570,424	269,113

Net asset value and maximum offering price per share[a]	$11.80	$12.57	$11.98

Class R:
Net assets, at value	$1,312,479	$6,232,167	$1,894,260

Shares outstanding	110,070	485,041	155,941

Net asset value and maximum offering price per share	$11.92	$12.85	$12.15

Class R6:
Net assets, at value	$16,402,561	$24,188,287	$15,709,437

Shares outstanding	1,364,401	1,862,181	1,279,338

Net asset value and maximum offering price per share	$12.02	$12.99	$12.28

Advisor Class:
Net assets, at value	$572,991	$1,653,888	$151,733

Shares outstanding	47,709	127,218	12,367

Net asset value and maximum offering price per share	$12.01	$13.00	$12.27

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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F I N A N C I A L   S T A T E M E N T S

Statements of Assets and Liabilities (continued)

June 30, 2017 (unaudited)

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund

Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f)	$53,318,090	$21,202,803	$5,877,109
Cost - Unaffiliated Exchange traded funds	10,529,077	3,685,777	888,251

Total cost of investments	$63,847,167	$24,888,580	$6,765,360

Value - Non-controlled affiliates (Note 3f)	$63,542,100	$23,717,840	$6,415,271
Value - Unaffiliated Exchange traded funds	11,180,280	3,904,955	930,854

Total value of investments	74,722,380	27,622,795	7,346,125
Receivables:
Capital shares sold	175,990	69,149	45,427
Affiliates	71,060	65,704	61,214
Other assets	24,914	32,684	41,165

Total assets	74,994,344	27,790,332	7,493,931

Liabilities:
Payables:
Investment securities purchased	10,954	18,029	15,452
Capital shares redeemed	144,886	31,719	—
Distribution fees	43,324	11,398	2,729
Transfer agent fees	—	4,827	1,181
Reports to shareholders	12,584	4,989	1,484
Professional fees	12,592	12,082	11,690
Accrued expenses and other liabilities	6,237	2,040	327

Total liabilities	230,577	85,084	32,863

Net assets, at value	$74,763,767	$27,705,248	$7,461,068

Net assets consist of:
Paid-in capital	$65,249,121	$25,771,664	$6,959,105
Undistributed net investment income	177,520	75,080	16,288
Net unrealized appreciation (depreciation)	10,875,213	2,734,215	580,765
Accumulated net realized gain (loss)	(1,538,087)	(875,711)	(95,090)

Net assets, at value	$74,763,767	$27,705,248	$7,461,068

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Statements of Assets and Liabilities (continued)

June 30, 2017 (unaudited)

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund

Class A:
Net assets, at value	$43,731,325	$11,763,518	$3,724,133

Shares outstanding	3,383,590	955,167	359,114

Net asset value per share[a]	$12.92	$12.32	$10.37

Maximum offering price per share (net asset value per share ÷ 94.25%)	$13.71	$13.07	$11.00

Class C:
Net assets, at value	$12,515,112	$3,257,870	$974,794

Shares outstanding	995,863	266,843	95,172

Net asset value and maximum offering price per share[a]	$12.57	$12.21	$10.24

Class R:
Net assets, at value	$5,431,773	$1,604,728	$375,169

Shares outstanding	422,559	130,451	36,331

Net asset value and maximum offering price per share	$12.85	$12.30	$10.33

Class R6:
Net assets, at value	$12,415,269	$10,625,548	$2,355,992

Shares outstanding	952,811	857,518	226,750

Net asset value and maximum offering price per share	$13.03	$12.39	$10.39

Advisor Class:
Net assets, at value	$670,288	$453,584	$30,980

Shares outstanding	51,443	36,607	2,982

Net asset value and maximum offering price per share	$13.03	$12.39	$10.39

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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Statements of Operations

for the six months ended June 30, 2017 (unaudited)

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$918,627	$201,068	$513,372
Unaffililated Exchange traded funds	273,384	60,388	225,417
Interest	84,341	—	—

Total investment income	1,276,352	261,456	738,789

Expenses:
Management and asset allocation fees (Note 3a)	79,903	45,065	155,605
Distribution fees: (Note 3c)
Class A	45,498	24,126	92,388
Class C	85,003	25,842	133,003
Class R	11,688	7,555	19,420
Transfer agent fees: (Note 3e)
Class A	24,277	13,613	49,992
Class C	11,340	3,646	18,006
Class R	3,117	2,133	5,254
Class R6	205	71	82
Advisor Class	1,221	299	999
Custodian fees (Note 4)	85	26	74
Reports to shareholders	8,714	5,004	16,338
Registration and filing fees	37,507	33,253	35,986
Professional fees	27,909	12,448	12,902
Trustees’ fees and expenses	276	—	488
Other	2,756	2,036	2,511

Total expenses	339,499	175,117	543,048
Expense reductions (Note 4)	(11)	—	—
Expenses waived/paid by affiliates (Note 3f and 3g)	(182,317)	(110,614)	(270,795)

Net expenses	157,171	64,503	272,253

Net investment income	1,119,181	196,953	466,536

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3f)	48,823	110,678	518,429
Unaffiliated Exchange traded funds	26,617	48,978	154,018

Net realized gain (loss)	75,440	159,656	672,447

Net change in unrealized appreciation (depreciation) on investments	620,783	1,826,185	8,282,986

Net realized and unrealized gain (loss)	696,223	1,985,841	8,955,433

Net increase (decrease) in net assets resulting from operations	$1,815,404	$2,182,794	$9,421,969

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Statements of Operations (continued)

for the six months ended June 30, 2017 (unaudited)

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$141,432	$310,253	$89,596
Unaffililated Exchange traded funds	73,022	195,285	59,976

Total investment income	214,454	505,538	149,572

Expenses:
Asset allocation fees (Note 3a)	50,405	133,655	42,042
Distribution fees: (Note 3c)
Class A	21,799	71,298	16,948
Class C	28,156	95,047	14,787
Class R	3,262	15,328	5,171
Transfer agent fees: (Note 3e)
Class A	16,643	49,324	15,847
Class C	5,374	16,573	3,458
Class R	1,246	5,301	2,421
Class R6	72	107	82
Advisor Class	474	1,190	170
Custodian fees (Note 4)	30	66	15
Reports to shareholders	4,877	14,177	4,571
Registration and filing fees	33,320	36,909	34,058
Professional fees	12,432	12,842	12,007
Trustees’ fees and expenses	—	391	—
Other	3,652	2,402	2,372

Total expenses	181,742	454,610	153,949
Expenses waived/paid by affiliates (Note 3f and 3g)	(122,306)	(252,007)	(112,360)

Net expenses	59,436	202,603	41,589

Net investment income	155,018	302,935	107,983

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3f)	154,015	546,066	169,365
Unaffiliated Exchange traded funds	43,046	98,315	24,021

Net realized gain (loss)	197,061	644,381	193,386

Net change in unrealized appreciation (depreciation) on investments	2,999,627	8,635,789	2,807,036

Net realized and unrealized gain (loss)	3,196,688	9,280,170	3,000,422

Net increase (decrease) in net assets resulting from operations	$3,351,706	$9,583,105	$3,108,405

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Statements of Operations (continued)

for the six months ended June 30, 2017 (unaudited)

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$186,725	$ 65,007	$15,545
Unaffililated Exchange traded funds	136,274	45,939	10,608

Total investment income	322,999	110,946	26,153

Expenses:
Asset allocation fees (Note 3a)	92,426	32,059	7,905
Distribution fees: (Note 3c)
Class A	55,019	13,782	4,028
Class C	61,547	14,610	3,884
Class R	12,779	3,516	849
Transfer agent fees: (Note 3e)
Class A	55,060	21,654	9,952
Class C	15,537	5,740	2,398
Class R	6,395	2,776	1,049
Class R6	104	72	71
Advisor Class	787	837	71
Custodian fees (Note 4)	51	14	—
Reports to shareholders	12,878	5,626	1,893
Registration and filing fees	35,066	33,310	35,013
Professional fees	12,743	12,177	11,962
Trustees’ fees and expenses	267	—	—
Other	3,848	2,344	523

Total expenses	364,507	148,517	79,598
Expenses waived/paid by affiliates (Note 3f and 3g)	(219,620)	(112,661)	(69,747)

Net expenses	144,887	35,856	9,851

Net investment income	178,112	75,090	16,302

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3f)	476,678	185,619	34,393
Unaffiliated Exchange traded funds	55,210	21,201	3,278

Net realized gain (loss)	531,888	206,820	37,671

Net change in unrealized appreciation (depreciation) on investments	6,186,661	2,111,614	519,373

Net realized and unrealized gain (loss)	6,718,549	2,318,434	557,044

Net increase (decrease) in net assets resulting from operations	$6,896,661	$2,393,524	$573,346

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Statements of Changes in Net Assets

	Franklin LifeSmart Retirement Income Fund		Franklin LifeSmart 2020 Retirement Target Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

Increase (decrease) in net assets:
Operations:
Net investment income	$1,119,181	$1,654,982	$196,953	$408,608
Net realized gain (loss)	75,440	(1,309,613)	159,656	(1,718,865)
Net change in unrealized appreciation (depreciation)	620,783	3,026,905	1,826,185	2,259,234

Net increase (decrease) in net assets resulting from operations .	1,815,404	3,372,274	2,182,794	948,977

Distributions to shareholders from:
Net investment income:
Class A	(713,807)	(1,067,178)	(85,625)	(295,979)
Class C	(271,462)	(373,226)	(5,090)	(42,176)
Class R	(85,835)	(115,568)	(9,453)	(41,080)
Class R6	(83,718)	(143,332)	(47,232)	(128,117)
Advisor Class	(38,423)	(28,206)	(2,662)	(5,734)
Net realized gains:
Class A	—	(207,339)	—	(147,075)
Class C	—	(93,502)	—	(38,213)
Class R	—	(23,580)	—	(23,056)
Class R6	—	(22,885)	—	(50,620)
Advisor Class	—	(2,809)	—	(2,386)
Tax return of capital:
Class A	—	(154,983)	—	—
Class C	—	(55,963)	—	—
Class R	—	(17,001)	—	—
Class R6	—	(20,450)	—	—
Advisor Class	—	(4,180)	—	—

Total distributions to shareholders	(1,193,245)	(2,330,202)	(150,062)	(774,436)

Capital share transactions: (Note 2)
Class A	(5,206,809)	(5,766,509)	274,487	(678,470)
Class C	(802,340)	(3,530,632)	67,451	(126,761)
Class R	(436,206)	701,188	(408,630)	(59,597)
Class R6	140,786	(2,957,601)	1,320,965	(117,450)
Advisor Class	174,847	821,012	112,426	24,559

Total capital share transactions	(6,129,722)	(10,732,542)	1,366,699	(957,719)

Net increase (decrease) in net assets	(5,507,563)	(9,690,470)	3,399,431	(783,178)
Net assets:
Beginning of period	67,828,600	77,519,070	34,562,442	35,345,620

End of period	$62,321,037	$67,828,600	$37,961,873	$34,562,442

Undistributed net investment income included in net assets:
End of period	$—	$—	$46,891	$—

Distributions in excess of net investment income included in net assets:
End of period	$(74,064)	$—	$—	$—

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Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2025 Retirement Target Fund		Franklin LifeSmart 2030 Retirement Target Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

Increase (decrease) in net assets:
Operations:
Net investment income	$ 466,536	$ 1,310,993	$ 155,018	$ 411,328
Net realized gain (loss)	672,447	(3,773,763)	197,061	(1,654,056)
Net change in unrealized appreciation (depreciation)	8,282,986	6,097,411	2,999,627	2,378,481

Net increase (decrease) in net assets resulting from operations	9,421,969	3,634,641	3,351,706	1,135,753

Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(302,921)	(878,508)	(116,276)	(126,582)
Class C	(111,299)	(110,040)	(37,422)	(4,373)
Class R	(31,750)	(65,898)	(8,749)	(7,457)
Class R6	(60,127)	(221,187)	(105,020)	(147,921)
Advisor Class	(6,138)	(18,598)	(3,722)	(3,285)
Net realized gains:
Class A	—	(950,733)	—	(142,848)
Class C	—	(371,035)	—	(44,370)
Class R	—	(89,222)	—	(13,218)
Class R6	—	(198,247)	—	(116,284)
Advisor Class	—	(15,098)	—	(2,570)

Total distributions to shareholders	(512,235)	(2,918,566)	(271,189)	(608,908)

Capital share transactions: (Note 2)
Class A	(5,552,223)	1,701,071	445,453	2,929,403
Class C	(1,651,314)	(3,132,785)	796,478	912,677
Class R	(257,979)	1,274,985	(187,938)	492,452
Class R6	520,330	(3,302,638)	747,987	1,247,649
Advisor Class	68,882	183,035	205,660	20,840

Total capital share transactions	(6,872,304)	(3,276,332)	2,007,640	5,603,021

Net increase (decrease) in net assets	2,037,430	(2,560,257)	5,088,157	6,129,866
Net assets:
Beginning of period	123,874,266	126,434,523	38,099,530	31,969,664

End of period	$125,911,696	$123,874,266	$43,187,687	$38,099,530

Undistributed net investment income included in net assets:
End of period	$ 466,472	$ 512,171	$ 154,761	$ 270,932

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Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2035 Retirement Target Fund		Franklin LifeSmart 2040 Retirement Target Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

Increase (decrease) in net assets:
Operations:
Net investment income	$302,935	$1,073,370	$107,983	$343,851
Net realized gain (loss)	644,381	(2,678,698)	193,386	(1,016,680)
Net change in unrealized appreciation (depreciation)	8,635,789	4,700,786	2,807,036	1,592,824

Net increase (decrease) in net assets resulting from operations	9,583,105	3,095,458	3,108,405	919,995

Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(400,579)	(456,196)	(96,010)	(96,332)
Class C	(135,701)	(16,809)	(21,286)	(14,559)
Class R	(42,444)	(38,744)	(16,517)	(14,619)
Class R6	(161,640)	(239,563)	(105,542)	(113,150)
Advisor Class	(8,691)	(15,115)	(1,081)	(933)
Net realized gains:
Class A	—	(866,788)	—	(81,000)
Class C	—	(294,076)	—	(19,378)
Class R	—	(76,428)	—	(9,693)
Class R6	—	(286,348)	—	(105,785)
Advisor Class	—	(25,258)	—	(865)

Total distributions to shareholders	(749,055)	(2,315,325)	(240,436)	(456,314)

Capital share transactions: (Note 2)
Class A	(4,262,602)	2,414,240	(574,067)	4,880,830
Class C	(558,348)	(1,236,171)	303,064	664,099
Class R	(351,263)	1,387,939	(469,473)	1,132,018
Class R6	176,253	1,659,173	560,917	1,603,590
Advisor Class	85,407	(282,775)	(1,497)	18,185

Total capital share transactions	(4,910,553)	3,942,406	(181,056)	8,298,722

Net increase (decrease) in net assets	3,923,497	4,722,539	2,686,913	8,762,403
Net assets:
Beginning of period	105,029,980	100,307,441	32,095,550	23,333,147

End of period	$108,953,477	$105,029,980	$34,782,463	$32,095,550

Undistributed net investment income included in net assets:
End of period	$302,872	$748,992	$107,901	$240,354

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Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2045 Retirement Target Fund		Franklin LifeSmart 2050 Retirement Target Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

Increase (decrease) in net assets:
Operations:
Net investment income	$178,112	$ 726,730	$ 75,090	$263,282
Net realized gain (loss)	531,888	(1,614,004)	206,820	(712,315)
Net change in unrealized appreciation (depreciation)	6,186,661	3,133,971	2,111,614	1,368,939

Net increase (decrease) in net assets resulting from operations	6,896,661	2,246,697	2,393,524	919,906

Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(309,556)	(360,611)	(76,797)	(79,243)
Class C	(85,972)	(11,455)	(20,896)	(2,729)
Class R	(35,468)	(27,720)	(10,717)	(6,596)
Class R6	(80,358)	(117,669)	(69,845)	(90,757)
Advisor Class	(4,638)	(4,985)	(3,067)	(3,716)
Net realized gains:
Class A	—	(593,026)	—	(72,692)
Class C	—	(180,569)	—	(20,602)
Class R	—	(60,988)	—	(8,463)
Class R6	—	(145,665)	—	(94,425)
Advisor Class	—	(8,268)	—	(3,495)

Total distributions to shareholders	(515,992)	(1,510,956)	(181,322)	(382,718)

Capital share transactions: (Note 2)
Class A	(4,625,225)	5,592,714	209,291	3,681,070
Class C	(1,050,982)	(406,063)	344,689	700,198
Class R	319,620	355,637	269,873	447,082
Class R6	479,930	(218,042)	588,414	863,376
Advisor Class	139,204	(67,298)	20,941	(6,134)

Total capital share transactions	(4,737,453)	5,256,948	1,433,208	5,685,592

Net increase (decrease) in net assets	1,643,216	5,992,689	3,645,410	6,222,780
Net assets:
Beginning of period	73,120,551	67,127,862	24,059,838	17,837,058

End of period	$74,763,767	$73,120,551	$27,705,248	$24,059,838

Undistributed net investment income included in net assets:
End of period	$177,520	$ 515,400	$ 75,080	$181,312

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Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2055 Retirement Target Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

Increase (decrease) in net assets:
Operations:
Net investment income	$16,302	$47,134
Net realized gain (loss)	37,671	(54,517)
Net change in unrealized appreciation (depreciation)	519,373	129,837

Net increase (decrease) in net assets resulting from operations	573,346	122,454

Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(9,241)	(27,206)
Class C	(2,227)	(3,443)
Class R	(920)	(3,039)
Class R6	(5,614)	(18,759)
Advisor Class	(84)	(158)
Net realized gains:
Class A	—	(13,471)
Class C	—	(1,934)
Class R	—	(1,284)
Class R6	—	(878)
Advisor Class	—	(74)

Total distributions to shareholders	(18,086)	(70,246)

Capital share transactions: (Note 2)
Class A	709,623	878,999
Class C	339,870	396,100
Class R	(12,260)	308,455
Class R6	561,704	1,520,706
Advisor Class	16,239	1,808

Total capital share transactions	1,615,176	3,106,068

Net increase (decrease) in net assets	2,170,436	3,158,276
Net assets:
Beginning of period	5,290,632	2,132,356

End of period	$7,461,068	$5,290,632

Undistributed net investment income included in net assets:
End of period	$16,288	$18,072

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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1. Organization and Significant Accounting Policies (continued)

b. Index-Linked Notes

Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Franklin LifeSmart

Retirement Income Fund employs a managed distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of the performance of the fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions may include income and capital gains generated by the Underlying Funds, as well as a possible return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted higher or lower from year to year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart Retirement Income Fund		Franklin LifeSmart 2020 Retirement Target Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2017
Shares sold	322,011	$3,568,444	465,483	$5,189,705
Shares issued in reinvestment of distributions	63,308	700,778	7,593	85,445
Shares redeemed	(856,674)	(9,476,031)	(451,122)	(5,000,663)
Net increase (decrease)	(471,355)	$(5,206,809)	21,954	$274,487
Year ended December 31, 2016
Shares sold	695,856	$7,455,570	617,122	$6,540,723
Shares issued in reinvestment of distributions	131,058	1,418,310	42,020	441,853
Shares redeemed	(1,363,440)	(14,640,389)	(727,268)	(7,661,046)
Net increase (decrease)	(536,526)	$(5,766,509)	(68,126)	$(678,470)
Class C Shares:
Six Months ended June 30, 2017
Shares sold	268,096	$2,934,875	109,627	$1,210,817
Shares issued in reinvestment of distributions	23,607	258,253	453	5,090
Shares redeemed	(365,442)	(3,995,468)	(104,621)	(1,148,456)
Net increase (decrease)	(73,739)	$(802,340)	5,459	$67,451
Year ended December 31, 2016
Shares sold	302,723	$3,199,411	221,499	$2,302,903
Shares issued in reinvestment of distributions	45,783	489,755	7,681	80,216
Shares redeemed	(683,166)	(7,219,798)	(240,026)	(2,509,880)
Net increase (decrease)	(334,660)	$(3,530,632)	(10,846)	$(126,761)
Class R Shares:
Six Months ended June 30, 2017
Shares sold	28,994	$319,559	23,332	$256,678
Shares issued in reinvestment of distributions	6,130	67,568	842	9,453
Shares redeemed	(74,749)	(823,333)	(61,214)	(674,761)
Net increase (decrease)	(39,625)	$(436,206)	(37,040)	$(408,630)
Year ended December 31, 2016
Shares sold	200,171	$2,125,002	193,372	$2,029,744
Shares issued in reinvestment of distributions	11,598	125,084	6,110	64,137
Shares redeemed	(145,721)	(1,548,898)	(205,538)	(2,153,478)
Net increase (decrease)	66,048	$701,188	(6,056)	$(59,597)

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart Retirement Income Fund		Franklin LifeSmart 2020 Retirement Target Fund
	Shares	Amount	Shares	Amount

Class R6 Shares:
Six Months ended June 30, 2017
Shares sold	45,341	$504,215	183,270	$1,997,196
Shares issued in reinvestment of distributions	3,818	42,465	53	597
Shares redeemed	(36,540)	(405,894)	(61,171)	(676,828)
Net increase (decrease)	12,619	$140,786	122,152	$1,320,965
Year ended December 31, 2016
Shares sold	134,808	$1,473,919	196,499	$2,090,521
Shares issued in reinvestment of distributions	8,589	93,485	433	4,655
Shares redeemed	(417,505)	(4,525,005)	(208,572)	(2,212,626)
Net increase (decrease)	(274,108)	$(2,957,601)	(11,640)	$(117,450)
Advisor Class Shares:
Six Months ended June 30, 2017
Shares sold	26,408	$293,486	98,737	$1,103,679
Shares issued in reinvestment of distributions	2,438	27,099	236	2,662
Shares redeemed	(13,069)	(145,738)	(88,789)	(993,915)
Net increase (decrease)	15,777	$174,847	10,184	$112,426
Year ended December 31, 2016
Shares sold	164,439	$1,779,545	7,866	$82,109
Shares issued in reinvestment of distributions	2,865	31,253	770	8,120
Shares redeemed	(94,632)	(989,786)	(6,224)	(65,670)
Net increase (decrease)	72,672	$821,012	2,412	$24,559

	Franklin LifeSmart 2025 Retirement Target Fund		Franklin LifeSmart 2030 Retirement Target Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2017
Shares sold	681,232	$8,210,887	282,207	$3,287,806
Shares issued in reinvestment of distributions	24,536	295,421	9,997	116,271
Shares redeemed	(1,171,168)	(14,058,531)	(254,880)	(2,958,624)
Net increase (decrease)	(465,400)	$(5,552,223)	37,324	$445,453
Year ended December 31, 2016
Shares sold	1,527,835	$17,243,185	775,851	$8,429,666
Shares issued in reinvestment of distributions	159,079	1,789,340	24,988	269,391
Shares redeemed	(1,528,993)	(17,331,454)	(530,055)	(5,769,654)
Net increase (decrease)	157,921	$1,701,071	270,784	$2,929,403

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	Franklin LifeSmart 2025 Retirement Target Fund		Franklin LifeSmart 2030 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended June 30, 2017
Shares sold	238,677	$2,815,875	120,806	$1,390,477
Shares issued in reinvestment of distributions	8,785	103,924	3,257	37,422
Shares redeemed	(385,995)	(4,571,113)	(55,298)	(631,421)

Net increase (decrease)	(138,533)	$(1,651,314)	68,765	$796,478

Year ended December 31, 2016
Shares sold	478,332	$5,300,604	182,868	$1,944,397
Shares issued in reinvestment of distributions	40,222	438,767	4,667	48,734
Shares redeemed	(796,509)	(8,872,156)	(100,159)	(1,080,454)

Net increase (decrease)	(277,955)	$(3,132,785)	87,376	$912,677

Class R Shares:
Six Months ended June 30, 2017
Shares sold	111,841	$1,315,127	26,640	$302,380
Shares issued in reinvestment of distributions	2,258	27,026	754	8,749
Shares redeemed	(133,935)	(1,600,132)	(43,779)	(499,067)

Net increase (decrease)	(19,836)	$(257,979)	(16,385)	$(187,938)

Year ended December 31, 2016
Shares sold	279,412	$3,125,853	111,812	$1,210,333
Shares issued in reinvestment of distributions	10,939	122,196	1,933	20,674
Shares redeemed	(174,531)	(1,973,064)	(66,882)	(738,555)

Net increase (decrease)	115,820	$1,274,985	46,863	$492,452

Class R6 Shares:
Six Months ended June 30, 2017
Shares sold	177,007	$2,117,876	98,675	$1,143,334
Shares issued in reinvestment of distributions	1,232	14,883	96	1,116
Shares redeemed	(135,832)	(1,612,429)	(34,600)	(396,463)

Net increase (decrease)	42,407	$520,330	64,171	$747,987

Year ended December 31, 2016
Shares sold	325,212	$3,663,572	302,640	$3,302,312
Shares issued in reinvestment of distributions	11,223	126,825	108	1,199
Shares redeemed	(620,112)	(7,093,035)	(189,407)	(2,055,862)

Net increase (decrease)	(283,677)	$(3,302,638)	113,341	$1,247,649

Advisor Class Shares:
Six Months ended June 30, 2017
Shares sold	47,884	$581,048	19,218	$221,744
Shares issued in reinvestment of distributions	373	4,500	319	3,722
Shares redeemed	(42,430)	(516,666)	(1,706)	(19,806)

Net increase (decrease)	5,827	$68,882	17,831	$205,660

Year ended December 31, 2016
Shares sold	42,218	$483,916	10,128	$106,086
Shares issued in reinvestment of distributions	2,413	27,297	539	5,855
Shares redeemed	(28,829)	(328,178)	(8,430)	(91,101)

Net increase (decrease)	15,802	$183,035	2,237	$20,840

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2035 Retirement Target Fund		Franklin LifeSmart 2040 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2017
Shares sold	486,451	$6,073,010	241,431	$2,859,263
Shares issued in reinvestment of distributions	31,401	392,194	8,130	96,010
Shares redeemed	(859,055)	(10,727,806)	(297,332)	(3,529,340)

Net increase (decrease)	(341,203)	$(4,262,602)	(47,771)	$(574,067)

Year ended December 31, 2016
Shares sold	1,227,250	$14,276,281	685,758	$7,556,809
Shares issued in reinvestment of distributions	112,551	1,289,236	16,243	177,333
Shares redeemed	(1,122,898)	(13,151,277)	(261,414)	(2,853,312)

Net increase (decrease)	216,903	$2,414,240	440,587	$4,880,830

Class C Shares:
Six Months ended June 30, 2017
Shares sold	173,734	$2,119,611	53,957	$627,745
Shares issued in reinvestment of distributions	10,455	127,654	1,830	21,286
Shares redeemed	(230,737)	(2,805,613)	(29,821)	(345,967)

Net increase (decrease)	(46,548)	$(558,348)	25,966	$303,064

Year ended December 31, 2016
Shares sold	351,442	$3,984,942	107,552	$1,157,854
Shares issued in reinvestment of distributions	25,834	284,112	3,167	33,937
Shares redeemed	(489,008)	(5,505,225)	(48,818)	(527,692)

Net increase (decrease)	(111,732)	$(1,236,171)	61,901	$664,099

Class R Shares:
Six Months ended June 30, 2017
Shares sold	55,619	$692,079	20,022	$233,388
Shares issued in reinvestment of distributions	2,966	36,963	1,403	16,517
Shares redeemed	(86,928)	(1,080,305)	(61,394)	(719,378)

Net increase (decrease)	(28,343)	$(351,263)	(39,969)	$(469,473)

Year ended December 31, 2016
Shares sold	256,085	$2,976,063	171,432	$1,876,713
Shares issued in reinvestment of distributions	8,810	100,647	2,225	24,311
Shares redeemed	(149,803)	(1,688,771)	(69,062)	(769,006)

Net increase (decrease)	115,092	$1,387,939	104,595	$1,132,018

Class R6 Shares:
Six Months ended June 30, 2017
Shares sold	158,982	$1,997,730	125,975	$1,489,900
Shares issued in reinvestment of distributions	1,738	21,863	199	2,367
Shares redeemed	(146,890)	(1,843,340)	(78,248)	(931,350)

Net increase (decrease)	13,830	$176,253	47,926	$560,917

Year ended December 31, 2016
Shares sold	578,628	$6,817,030	298,115	$3,268,049
Shares issued in reinvestment of distributions	5,645	65,547	280	3,113
Shares redeemed	(443,829)	(5,223,404)	(151,648)	(1,667,572)

Net increase (decrease)	140,444	$1,659,173	146,747	$1,603,590

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	Franklin LifeSmart 2035 Retirement Target Fund		Franklin LifeSmart 2040 Retirement Target Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2017
Shares sold	45,643	$589,685	1,087	$12,917
Shares issued in reinvestment of distributions	685	8,621	91	1,081
Shares redeemed	(40,500)	(512,899)	(1,320)	(15,495)

Net increase (decrease)	5,828	$85,407	(142)	$(1,497)

Year ended December 31, 2016
Shares sold	33,208	$388,986	4,243	$47,068
Shares issued in reinvestment of distributions	3,477	40,189	164	1,798
Shares redeemed	(60,441)	(711,950)	(2,830)	(30,681)

Net increase (decrease)	(23,756)	$(282,775)	1,577	$18,185

	Franklin LifeSmart 2045 Retirement Target Fund		Franklin LifeSmart 2050 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2017
Shares sold	397,224	$4,957,247	235,972	$2,806,553
Shares issued in reinvestment of distributions	23,906	299,066	6,442	76,788
Shares redeemed	(792,565)	(9,881,538)	(225,673)	(2,674,050)

Net increase (decrease)	(371,435)	$(4,625,225)	16,741	$209,291

Year ended December 31, 2016
Shares sold	1,047,274	$12,170,415	551,064	$6,086,355
Shares issued in reinvestment of distributions	80,144	917,854	13,818	151,925
Shares redeemed	(643,017)	(7,495,555)	(234,873)	(2,557,210)

Net increase (decrease)	484,401	$5,592,714	330,009	$3,681,070

Class C Shares:
Six Months ended June 30, 2017
Shares sold	132,931	$1,616,114	66,575	$789,421
Shares issued in reinvestment of distributions	6,438	78,485	1,765	20,897
Shares redeemed	(225,882)	(2,745,581)	(39,558)	(465,629)

Net increase (decrease)	(86,513)	$(1,050,982)	28,782	$344,689

Year ended December 31, 2016
Shares sold	318,196	$3,589,892	116,007	$1,268,037
Shares issued in reinvestment of distributions	15,898	173,952	2,187	23,313
Shares redeemed	(370,873)	(4,169,907)	(53,715)	(591,152)

Net increase (decrease)	(36,779)	$(406,063)	64,479	$700,198

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2045 Retirement Target Fund		Franklin LifeSmart 2050 Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2017
Shares sold	56,756	$703,376	29,444	$351,794
Shares issued in reinvestment of distributions	2,543	31,666	899	10,713
Shares redeemed	(33,279)	(415,422)	(7,823)	(92,634)

Net increase (decrease)	26,020	$319,620	22,520	$269,873

Year ended December 31, 2016
Shares sold	152,373	$1,746,860	55,187	$609,289
Shares issued in reinvestment of distributions	6,979	79,240	1,378	15,064
Shares redeemed	(132,301)	(1,470,463)	(15,822)	(177,271)

Net increase (decrease)	27,051	$355,637	40,743	$447,082

Class R6 Shares:
Six Months ended June 30, 2017
Shares sold	113,047	$1,415,112	105,369	$1,257,330
Shares issued in reinvestment of distributions	920	11,596	89	1,072
Shares redeemed	(75,430)	(946,778)	(56,618)	(669,988)

Net increase (decrease)	38,537	$479,930	48,840	$588,414

Year ended December 31, 2016
Shares sold	264,518	$3,069,422	502,692	$5,535,624
Shares issued in reinvestment of distributions	3,207	37,169	200	2,226
Shares redeemed	(281,389)	(3,324,633)	(412,376)	(4,674,474)

Net increase (decrease)	(13,664)	$(218,042)	90,516	$863,376

Advisor Class Shares:
Six Months ended June 30, 2017
Shares sold	15,431	$192,157	2,282	$27,474
Shares issued in reinvestment of distributions	367	4,623	256	3,067
Shares redeemed	(4,475)	(57,576)	(789)	(9,600)

Net increase (decrease)	11,323	$139,204	1,749	$20,941

Year ended December 31, 2016
Shares sold	21,630	$248,772	4,060	$45,309
Shares issued in reinvestment of distributions	1,148	13,243	653	7,211
Shares redeemed	(27,642)	(329,313)	(5,181)	(58,654)

Net increase (decrease)	(4,864)	$(67,298)	(468)	$(6,134)

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N O T E S   T O   F I N A N C I A L   S T A T E M E N T S   ( U N A U D I T E D )

	Franklin LifeSmart 2055 Retirement Target Fund
	Shares	Amount

Class A Shares:
Six Months ended June 30, 2017
Shares sold	95,118	$954,414
Shares issued in reinvestment of distributions	712	7,143
Shares redeemed	(25,140)	(251,934)

Net increase (decrease)	70,690	$709,623

Year ended December 31, 2016
Shares sold	167,691	$1,569,365
Shares issued in reinvestment of distributions	2,970	27,647
Shares redeemed	(76,729)	(718,013)

Net increase (decrease)	93,932	$878,999

Class C Shares:
Six Months ended June 30, 2017
Shares sold	42,376	$420,369
Shares issued in reinvestment of distributions	224	2,227
Shares redeemed	(8,316)	(82,726)

Net increase (decrease)	34,284	$339,870

Year ended December 31, 2016
Shares sold	56,005	$514,754
Shares issued in reinvestment of distributions	585	5,377
Shares redeemed	(14,194)	(124,031)

Net increase (decrease)	42,396	$396,100

Class R Shares:
Six Months ended June 30, 2017
Shares sold.	8,099	$81,369
Shares issued in reinvestment of distributions	92	920
Shares redeemed	(9,646)	(94,549)

Net increase (decrease)	(1,455)	$(12,260)

Year ended December 31, 2016
Shares sold	35,820	$330,982
Shares issued in reinvestment of distributions	457	4,253
Shares redeemed	(2,833)	(26,780)

Net increase (decrease)	33,444	$308,455

Class R6 Shares:
Six Months ended June 30, 2017
Shares sold	63,615	$637,461
Shares issued in reinvestment of distributions	67	670
Shares redeemed	(7,636)	(76,427)

Net increase (decrease)	56,046	$561,704

Year ended December 31, 2016
Shares sold	185,229	$1,752,259
Shares issued in reinvestment of distributions	340	3,178
Shares redeemed	(24,754)	(234,731)

Net increase (decrease)	160,815	$1,520,706

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2055 Retirement Target Fund
	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2017
Shares sold	1,701	$16,975
Shares issued in reinvestment of distributions	5	55
Shares redeemed	(80)	(791)

Net increase (decrease)	1,626	$16,239

Year ended December 31, 2016
Shares sold	236	$2,172
Shares issued in reinvestment of distributions	6	55
Shares redeemed	(45)	(419)

Net increase (decrease)	197	$1,808

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management and Asset Allocation Fees

The Funds, except Franklin LifeSmart Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Franklin LifeSmart Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay

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N O T E S   T O   F I N A N C I A L   S T A T E M E N T S   ( U N A U D I T E D )

Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$9,077	$6,117	$24,563
CDSC retained	$1,118	$ 421	$ 2,483

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$12,292	$21,413	$9,572
CDSC retained	$ 742	$ 1,510	$ 721

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$19,790	$8,888	$4,970
CDSC retained	$ 3,183	$1,101	$ 267

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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N O T E S  T O  F I N A N C I A L  S T A T E M E N T S  ( U N A U D I T E D )

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees (continued)

For the period ended June 30, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund

Transfer agent fees	$19,328	$10,147	$41,944

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund

Transfer agent fees	$14,410	$43,166	$14,264

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund

Transfer agent fees	$49,503	$21,627	$10,444

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in FT Underlying Funds for the period ended June 30, 2017, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period

Franklin LifeSmart Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	1,884,664	80,508	(297,460)	1,667,712	$14,775,933	$271,896	$12,800	0.4%
Franklin Income Fund, Class R6	5,166,874	178,657	(704,395)	4,641,136	10,767,435	302,095	50,534	–[a]
Franklin Strategic Income Fund, Class R6	622,444	78,959	(105,442)	595,961	5,870,212	60,637	29,133	0.1%
Franklin U.S. Government Securities Fund, Class R6	2,398,566	102,732	(325,886)	2,175,412	13,378,782	234,823	(62,515)	0.2%
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	15	6,890,942	(6,638,854)	252,103	252,103	390	—	—[a]
Templeton Global Total Return Fund, Class R6	239,735	10,398	(32,620)	217,513	2,677,591	48,786	18,871	—[a]

Total					$47,722,056	$918,627	$48,823

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FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period

Franklin LifeSmart 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	118,174	(7,581)	110,593	$979,854	$10,037	$(136)	—[a]
Franklin Focused Core Equity Fund, Class R6	71,450	5,090	(76,540)	—	—[b]	—	94,388	—
Franklin Growth Fund, Class R6	48,806	4,914	(8,243)	45,477	3,966,984	—	12,937	—[a]
Franklin Growth Opportunities Fund, Class R6	43,927	4,430	(7,433)	40,924	1,560,821	—	3,179	—[a]
Franklin India Growth Fund, Class R6	50,406	5,707	(8,567)	47,546	722,701	—	(515)	0.4%
Franklin International Small Cap Growth Fund, Class R6	73,900	7,433	(12,321)	69,012	1,378,163	—	(9,263)	0.1%
Franklin K2 Alternative Strategies Fund, Class R6	90,400	10,611	(5,302)	95,709	1,072,898	—	406	0.1%
Franklin K2 Long Short Credit Fund, Class R6	97,573	11,499	(5,651)	103,421	1,089,024	—	304	1.4%
Franklin LibertyQ Emerging Markets ETF	46,200	4,600	(8,600)	42,200	1,266,844	12,120	5,425	0.4%
Franklin LibertyQ U.S. Equity ETF	—	40,100	(200)	39,900	1,028,622	269	37	0.9%
Franklin Low Duration Total Return Fund, Class R6	482,134	329,790	(57,726)	754,198	7,466,556	60,466	(9,538)	0.3%
Franklin Mutual International Fund, Class R6	56,683	5,707	(9,597)	52,793	823,568	—	655	0.4%
Franklin Pelagos Commodities Strategy Fund, Class R6	104,776	12,357	(5,862)	111,271	690,995	—	(931)	0.5%
Franklin Rising Dividends Fund, Class R6	41,021	3,615	(15,844)	28,792	1,624,179	5,809	44,152	—[a]
Franklin Small Cap Growth Fund, Class R6	25,385	2,549	(4,241)	23,693	507,502	—	1,198	—[a]
Franklin Strategic Income Fund, Class R6	173,601	35,312	(109,982)	98,931	974,473	13,083	3,613	—[a]
Franklin U.S. Government Securities Fund, Class R6	381,149	78,797	(241,340)	218,606	1,344,428	25,815	(43,853)	—[a]
Franklin Utilities Fund, Class R6	38,257	4,375	(6,322)	36,310	687,709	9,307	2,945	—[a]
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	190,417	7,155,351	(6,771,699)	574,069	574,069	424	—	—[a]
Templeton Foreign Fund, Class R6	146,086	14,720	(24,649)	136,157	1,041,604	—	4,086	—[a]
Templeton Global Total Return Fund, Class R6	195,805	173,492	(29,683)	339,614	4,180,643	63,738	1,589	0.1%

Total					$32,981,637	$201,068	$110,678

Franklin LifeSmart 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	231,108	(8,432)	222,676	$1,972,907	$20,843	$(115)	0.1%
Franklin Focused Core Equity Fund, Class R6	310,586	4,350	(314,936)	—	—[b]	—	364,563	—
Franklin Growth Fund, Class R6	222,262	3,182	(23,720)	201,724	17,596,359	—	84,928	0.1%
Franklin Growth Opportunities Fund, Class R6	196,335	2,810	(21,005)	178,140	6,794,277	—	28,185	0.2%
Franklin India Growth Fund, Class R6	236,461	3,316	(25,149)	214,628	3,262,348	—	4,463	2.0%
Franklin International Small Cap Growth Fund, Class R6	341,435	4,883	(36,433)	309,885	6,188,401	—	(4,397)	0.4%
Franklin K2 Alternative Strategies Fund, Class R6	322,782	9,080	(13,144)	318,718	3,572,834	—	2,629	0.3%
Franklin K2 Long Short Credit Fund, Class R6	347,486	9,772	(14,294)	342,964	3,611,413	—	1,022	4.5%
Franklin LibertyQ Emerging Markets ETF	230,100	3,200	(25,800)	207,500	6,229,150	60,020	27,627	1.9%
Franklin LibertyQ U.S. Equity ETF	—	171,600	(2,800)	168,800	4,351,664	1,143	233	3.8%
Franklin Low Duration Total Return Fund, Class R6	1,135,007	607,996	(115,937)	1,627,066	16,107,958	133,806	(31,043)	0.6%
Franklin Mutual International Fund, Class R6	257,590	3,601	(27,373)	233,818	3,647,566	—	(32,978)	1.9%
Franklin Pelagos Commodities Strategy Fund, Class R6	384,794	10,854	(15,929)	379,719	2,358,052	—	(1,131)	1.9%

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3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period

Franklin LifeSmart 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Rising Dividends Fund, Class R6	191,281	2,951	(63,794)	130,438	$7,358,003	$27,066	$215,156	—[a]
Franklin Small Cap Growth Fund, Class R6	139,063	1,994	(14,914)	126,143	2,701,987	—	26,188	0.1%
Franklin Strategic Income Fund, Class R6	390,110	43,823	(234,069)	199,864	1,968,665	27,356	(119,259)	—[a]
Franklin U.S. Government Securities Fund, Class R6	931,341	107,955	(548,847)	490,449	3,016,259	59,737	(100,940)	0.1%
Franklin Utilities Fund, Class R6	175,188	4,703	(18,838)	161,053	3,050,346	42,458	14,823	—[a]
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	722,986	16,092,437	(16,168,082)	647,342	647,342	1,028	—	—[a]
Templeton Foreign Fund, Class R6	616,488	8,626	(65,885)	559,229	4,278,099	—	38,033	0.1%
Templeton Global Total Return Fund, Class R6	462,110	312,541	(57,442)	717,209	8,828,837	139,915	442	0.2%

Total					$107,542,467	$513,372	$518,429

Franklin LifeSmart 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	58,908	(881)	58,027	$514,118	$5,217	$(9)	—[a]
Franklin Focused Core Equity Fund, Class R6	100,655	5,311	(105,966)	—	—[b]	—	135,149	—
Franklin Growth Fund, Class R6	72,816	4,596	(2,006)	75,406	6,577,707	—	2,775	—[a]
Franklin Growth Opportunities Fund, Class R6	66,763	3,938	(6,313)	64,388	2,455,746	—	6,901	0.1%
Franklin India Growth Fund, Class R6	85,606	5,401	(2,233)	88,774	1,349,367	—	883	0.8%
Franklin International Small Cap Growth Fund, Class R6	134,599	8,464	(3,338)	139,725	2,790,301	—	(3,690)	0.2%
Franklin K2 Alternative Strategies Fund,
Class R6	99,662	13,114	(2,660)	110,116	1,234,400	—	(18)	0.1%
Franklin K2 Long Short Credit Fund, Class R6	109,077	14,374	(2,911)	120,540	1,269,281	—	(252)	1.6%
Franklin LibertyQ Emerging Markets ETF	78,100	5,100	(2,300)	80,900	2,428,618	23,169	1,289	0.7%
Franklin LibertyQ U.S. Equity ETF	—	62,400	—	62,400	1,608,672	418	—	1.4%
Franklin Low Duration Total Return Fund, Class R6	270,854	141,112	(12,008)	399,958	3,959,581	31,652	(2,991)	0.2%
Franklin Mutual International Fund, Class R6	88,600	5,546	(2,438)	91,708	1,430,649	—	(2,142)	0.7%
Franklin Pelagos Commodities Strategy Fund, Class R6	109,178	14,421	(2,738)	120,861	750,548	—	(481)	0.6%
Franklin Rising Dividends Fund, Class R6	63,789	3,361	(17,390)	49,760	2,806,969	9,805	45,633	—[a]
Franklin Small Cap Growth Fund, Class R6	54,396	3,431	(1,350)	56,477	1,209,730	—	117	—[a]
Franklin Strategic Income Fund, Class R6	95,407	8,472	(51,954)	51,925	511,463	6,716	(8,448)	—[a]
Franklin U.S. Government Securities Fund, Class R6	224,100	19,909	(117,958)	126,051	775,214	14,438	(21,466)	—[a]
Franklin Utilities Fund, Class R6	61,409	4,734	(1,594)	64,549	1,222,568	16,179	71	—[a]
Institutional Fiduciary Trust Money Market
Portfolio, 0.58%	61,193	6,490,501	(6,350,420)	201,274	201,274	461	—	—[a]
Templeton Foreign Fund, Class R6	181,114	11,425	(4,515)	188,024	1,438,387	—	611	—[a]
Templeton Global Total Return Fund, Class R6	109,721	76,797	(5,592)	180,926	2,227,200	33,377	83	—[a]

Total					$36,761,793	$141,432	$154,015

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N O T E S  T O  F I N A N C I A L  S T A T E M E N T S  ( U N A U D I T E D)

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period

Franklin LifeSmart 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	108,284	(4,422)	103,862	$920,224	$9,616	$(75)	—[a]
Franklin Focused Core Equity Fund, Class R6	307,928	1,090	(309,018)	—	—[b]	—	314,947	—
Franklin Growth Fund, Class R6	216,137	1,111	(14,966)	202,282	17,645,056	—	61,956	0.1%
Franklin Growth Opportunities Fund, Class R6	218,186	1,122	(15,104)	204,204	7,788,331	—	51,290	0.2%
Franklin India Growth Fund, Class R6	231,375	1,193	(15,671)	216,897	3,296,828	—	12,771	2.0%
Franklin International Small Cap Growth Fund, Class R6	421,648	2,133	(28,967)	394,814	7,884,442	—	(2,005)	0.6%
Franklin K2 Alternative Strategies Fund, Class R6	276,640	14,459	(12,826)	278,273	3,119,439	—	846	0.3%
Franklin K2 Long Short Credit Fund, Class R6	299,300	15,646	(13,785)	301,161	3,171,231	—	703	3.9%
Franklin LibertyQ Emerging Markets ETF	215,500	1,100	(16,100)	200,500	6,019,010	57,909	28,930	1.9%
Franklin LibertyQ U.S. Equity ETF	—	175,100	(2,400)	172,700	4,452,206	1,167	175	3.9%
Franklin Low Duration Total Return Fund, Class R6	548,374	277,288	(60,735)	764,927	7,572,776	62,153	(14,876)	0.3%
Franklin Mutual International Fund, Class R6	301,451	1,539	(20,439)	282,551	4,407,799	—	(19,086)	2.3%
Franklin Pelagos Commodities Strategy Fund, Class R6	314,820	16,537	(14,497)	316,860	1,967,699	—	(1,440)	1.5%
Franklin Rising Dividends Fund, Class R6	176,199	1,160	(53,058)	124,301	7,011,810	26,148	158,738	—[a]
Franklin Small Cap Growth Fund, Class R6	130,369	671	(8,943)	122,097	2,615,317	—	10,173	0.1%
Franklin Strategic Income Fund, Class R6	184,001	14,423	(108,193)	90,231	888,776	12,237	(40,529)	—[a]
Franklin U.S. Government Securities Fund, Class R6	493,378	36,816	(269,344)	260,850	1,604,226	31,057	(49,607)	—[a]
Franklin Utilities Fund, Class R6	166,994	3,055	(11,500)	158,549	3,002,920	41,607	11,388	—[a]
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	376,115	13,863,871	(13,401,128)	838,858	838,858	913	—	—[a]
Templeton Foreign Fund, Class R6	622,852	3,169	(41,937)	584,084	4,468,241	—	20,666	0.1%
Templeton Global Total Return Fund, Class R6	233,322	146,750	(30,163)	349,909	4,307,379	67,446	1,101	0.1%

Total					$92,982,568	$310,253	$546,066

Franklin LifeSmart 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	30,171	(1,557)	28,614	$253,521	$2,632	$(29)	—[a]
Franklin Focused Core Equity Fund, Class R6	99,364	4,593	(103,957)	—	—[b]	—	126,302	—
Franklin Growth Fund, Class R6	67,717	3,698	(4,457)	66,958	5,840,737	—	11,779	—[a]
Franklin Growth Opportunities Fund, Class R6	70,803	3,865	(4,667)	70,001	2,669,827	—	7,578	0.1%
Franklin India Growth Fund, Class R6	76,925	4,181	(5,011)	76,095	1,156,637	—	2,435	0.7%
Franklin International Small Cap Growth Fund, Class R6	134,099	7,355	(8,982)	132,472	2,645,465	—	(10,202)	0.2%
Franklin K2 Alternative Strategies Fund, Class R6	84,269	9,654	(4,764)	89,159	999,475	—	230	0.1%
Franklin K2 Long Short Credit Fund, Class R6	92,199	10,592	(5,368)	97,423	1,025,867	—	(609)	1.3%
Franklin LibertyQ Emerging Markets ETF	67,200	3,800	(5,600)	65,400	1,963,308	18,888	5,582	0.6%
Franklin LibertyQ U.S. Equity ETF	—	58,900	(600)	58,300	1,502,974	395	43	1.3%
Franklin Low Duration Total Return Fund, Class R6	146,850	76,915	(17,421)	206,344	2,042,802	16,425	(1,004)	0.1%
Franklin Mutual International Fund, Class R6	95,684	5,166	(6,295)	94,555	1,475,061	—	(5,869)	0.8%
Franklin Pelagos Commodities Strategy Fund, Class R6	91,571	10,498	(5,297)	96,772	600,954	—	(1,151)	0.5%

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3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period

Franklin LifeSmart 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Rising Dividends Fund, Class R6	54,989	2,723	(16,742)	40,970	$2,311,124	$8,497	$33,284	—[a]
Franklin Small Cap Growth Fund, Class R6	41,829	2,301	(2,740)	41,390	886,580	—	757	—[a]
Franklin Strategic Income Fund, Class R6	50,488	3,435	(29,240)	24,683	243,130	3,304	7,126	—[a]
Franklin U.S. Government Securities Fund, Class R6	137,788	9,389	(65,803)	81,374	500,448	9,266	(12,181)	—[a]
Franklin Utilities Fund, Class R6	52,313	3,615	(3,360)	52,568	995,636	13,613	1,317	—[a]
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	183,134	5,551,528	(5,587,113)	147,549	147,549	343	—	—[a]
Templeton Foreign Fund, Class R6	184,504	10,017	(12,133)	182,388	1,395,271	—	2,400	—[a]
Templeton Global Total Return Fund, Class R6	56,988	36,573	(7,966)	85,595	1,053,679	16,233	1,577	—[a]

Total					$29,710,045	$89,596	$169,365

Franklin LifeSmart 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	57,063	(3,482)	53,581	$474,727	$4,911	$(75)	—[a]
Franklin Focused Core Equity Fund, Class R6	226,425	4,116	(230,541)	—	—[b]	—	229,379	—
Franklin Growth Fund, Class R6	153,668	3,035	(13,337)	143,366	12,505,807	—	50,062	0.1%
Franklin Growth Opportunities Fund, Class R6	160,883	3,173	(13,929)	150,127	5,725,843	—	42,745	0.2%
Franklin India Growth Fund, Class R6	152,337	3,039	(13,019)	142,357	2,163,827	—	12,841	1.3%
Franklin International Small Cap Growth Fund, Class R6	302,418	5,967	(25,917)	282,468	5,640,885	—	(7,828)	0.4%
Franklin K2 Alternative Strategies Fund, Class R6	191,089	11,312	(13,111)	189,290	2,121,940	—	1,796	0.2%
Franklin K2 Long Short Credit Fund, Class R6	205,705	12,187	(14,051)	203,841	2,146,439	—	1,059	2.7%
Franklin LibertyQ Emerging Markets ETF	161,000	3,100	(15,600)	148,500	4,457,970	42,925	29,459	1.4%
Franklin LibertyQ U.S. Equity ETF	—	127,000	(700)	126,300	3,256,014	854	46	2.8%
Franklin Low Duration Total Return Fund, Class R6	302,710	130,894	(43,482)	390,122	3,862,205	31,782	(6,463)	0.1%
Franklin Mutual International Fund, Class R6	216,679	4,281	(18,779)	202,181	3,154,018	—	(19,725)	1.6%
Franklin Pelagos Commodities Strategy Fund, Class R6	224,286	13,297	(15,286)	222,297	1,380,466	—	(932)	1.1%
Franklin Rising Dividends Fund, Class R6	124,876	2,600	(39,780)	87,696	4,946,917	18,666	108,439	—[a]
Franklin Small Cap Growth Fund, Class R6	97,302	1,939	(8,330)	90,911	1,947,311	—	6,270	0.1%
Franklin Strategic Income Fund, Class R6	104,214	3,497	(60,461)	47,250	465,413	6,453	17,198	—[a]
Franklin U.S. Government Securities Fund, Class R6	275,361	10,804	(149,087)	137,078	843,031	16,346	(27,556)	—[a]
Franklin Utilities Fund, Class R6	118,411	4,029	(10,355)	112,085	2,122,898	29,707	11,131	—[a]
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	468,586	9,987,837	(10,071,151)	385,271	385,271	663	—	—[a]
Templeton Foreign Fund, Class R6	521,744	10,308	(44,904)	487,148	3,726,687	—	19,576	0.1%
Templeton Global Total Return Fund, Class R6	129,291	73,632	(23,034)	179,889	2,214,431	34,418	9,256	—[a]

Total					$63,542,100	$186,725	$476,678

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FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period

Franklin LifeSmart 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	20,425	(992)	19,433	$172,180	$1,751	$(20)	—[a]
Franklin Focused Core Equity Fund, Class R6	78,484	6,065	(84,549)	—	—[b]	—	143,710	—
Franklin Growth Fund, Class R6	51,909	5,007	(2,074)	54,842	4,783,914	—	3,583	—[a]
Franklin Growth Opportunities Fund, Class R6	53,630	5,204	(2,106)	56,728	2,163,594	—	2,183	0.1%
Franklin India Growth Fund, Class R6	52,795	5,092	(2,104)	55,783	847,903	—	139	0.5%
Franklin International Small Cap Growth Fund, Class R6	100,058	9,682	(4,027)	105,713	2,111,090	—	(3,283)	0.2%
Franklin K2 Alternative Strategies Fund, Class R6	62,928	9,421	(1,480)	70,869	794,438	—	21	0.1%
Franklin K2 Long Short Credit Fund, Class R6	67,452	10,069	(1,584)	75,937	799,619	—	(212)	1.0%
Franklin LibertyQ Emerging Markets ETF	55,900	5,600	(3,100)	58,400	1,753,168	16,749	2,328	0.5%
Franklin LibertyQ U.S. Equity ETF	—	49,700	(200)	49,500	1,276,110	332	37	1.1%
Franklin Low Duration Total Return Fund, Class R6	97,303	51,736	(16,277)	132,762	1,314,343	10,442	(185)	—[a]
Franklin Mutual International Fund, Class R6	71,811	6,996	(2,900)	75,907	1,184,148	—	330	0.6%
Franklin Pelagos Commodities Strategy Fund, Class R6	70,838	10,623	(1,562)	79,899	496,171	—	(411)	0.4%
Franklin Rising Dividends Fund, Class R6	41,207	3,275	(11,733)	32,749	1,847,378	6,393	34,680	—[a]
Franklin Small Cap Growth Fund, Class R6	26,850	2,614	(1,099)	28,365	607,578	—	242	—[a]
Franklin Strategic Income Fund, Class R6	33,073	3,549	(20,029)	16,593	163,440	2,178	8,180	—[a]
Franklin U.S. Government Securities Fund, Class R6	86,663	10,288	(47,245)	49,706	305,693	5,589	(8,586)	—[a]
Franklin Utilities Fund, Class R6	39,182	4,394	(1,636)	41,940	794,342	10,412	251	—[a]
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	181,567	5,170,832	(5,196,529)	155,870	155,870	331	—	—[a]
Templeton Foreign Fund, Class R6	176,382	16,962	(7,193)	186,151	1,424,057	—	1,026	—[a]
Templeton Global Total Return Fund, Class R6	38,236	27,530	(7,049)	58,717	722,804	10,830	1,606	—[a]

Total					$23,717,840	$65,007	$185,619

Franklin LifeSmart 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	—	5,040	(170)	4,870	$43,152	$410	$(3)	—[a]
Franklin Focused Core Equity Fund, Class R6	17,233	4,526	(21,759)	—	—[b]	—	31,325	—
Franklin Growth Fund, Class R6	11,630	3,670	(294)	15,006	1,308,981	—	50	—[a]
Franklin Growth Opportunities Fund, Class R6	11,687	3,692	(294)	15,085	575,328	—	65	—[a]
Franklin India Growth Fund, Class R6	11,601	3,721	(294)	15,028	228,418	—	(42)	0.1%
Franklin International Small Cap Growth Fund, Class R6	22,604	7,112	(578)	29,138	581,892	—	(350)	—[a]
Franklin K2 Alternative Strategies Fund, Class R6	13,497	5,365	(209)	18,653	209,098	—	1	—[a]
Franklin K2 Long Short Credit Fund, Class R6	14,523	5,710	(240)	19,993	210,524	—	(65)	0.3%
Franklin LibertyQ Emerging Markets ETF	11,100	4,400	(600)	14,900	447,298	4,165	71	0.1%
Franklin LibertyQ U.S. Equity ETF	—	13,400	—	13,400	345,452	89	—	0.3%
Franklin Low Duration Total Return Fund, Class R6	19,590	18,757	(4,254)	34,093	337,522	2,387	(38)	—[a]
Franklin Mutual International Fund, Class R6	16,099	5,132	(393)	20,838	325,078	—	(11)	0.2%
Franklin Pelagos Commodities Strategy Fund, Class R6	15,880	6,208	(244)	21,844	135,652	—	(33)	0.1%

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3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Rising Dividends Fund, Class R6	9,309	2,513	(2,754)	9,068	$511,538	$1,618	$4,307	—[a]
Franklin Small Cap Growth Fund, Class R6	6,123	1,963	(162)	7,924	169,727	—	(35)	—[a]
Franklin Strategic Income Fund, Class R6	6,730	2,171	(4,775)	4,126	40,643	489	867	—[a]
Franklin U.S. Government Securities Fund, Class R6	16,523	5,721	(10,691)	11,553	71,049	1,163	(1,664)	—[a]
Franklin Utilities Fund, Class R6	8,945	2,964	(227)	11,682	221,256	2,712	(27)	—[a]
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	83,312	1,849,270	(1,864,378)	68,204	68,204	113	—	—[a]
Templeton Foreign Fund, Class R6	41,260	12,992	(1,044)	53,208	407,044	—	(8)	—[a]
Templeton Global Total Return Fund, Class R6	7,573	8,655	(1,816)	14,412	177,415	2,399	(17)	—[a]

Total					$6,415,271	$15,545	$34,393

aRounds to less than 0.1%

bAs of June 30, 2017, no longer held by the fund.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.05%, and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

h. Other Affiliated Transactions

At June 30, 2017, Franklin Advisers, Inc. owned 10.0% of Franklin LifeSmart 2055 Retirement Target Fund’s outstanding shares.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2017, the custodian fees were reduced as noted in the Statements of Operations.

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5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2016, the capital loss carryforwards were as follows:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund
Capital loss carryforwards not subject to expiration:
Short term	$ 282,659	$ 894,442	$2,302,218
Long term	1,167,078	549,093	35,479
Total capital loss carryforwards	$1,449,737	$1,443,535	$2,337,697

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund
Capital loss carryforwards not subject to expiration:
Short term	$ 717,247	$1,974,221	$564,383
Long term	647,900	112,031	256,422
Total capital loss carryforwards	$1,365,147	$2,086,252	$820,805

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund
Capital loss carryforwards not subject to expiration:
Short term	$1,321,191	$371,048	$28,425
Long term	—	289,997	—
Total capital loss carryforwards	$1,321,191	$661,045	$28,425

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund
Cost of investments	$61,472,079	$36,406,558	$111,691,126
Unrealized appreciation	$ 2,321,227	$ 2,614,001	$ 17,068,669
Unrealized depreciation	(1,264,125)	(1,007,772)	(2,852,262)
Net unrealized appreciation (depreciation)	$ 1,057,102	$ 1,606,229	$ 14,216,407

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund
Cost of investments	$40,040,792	$94,736,353	$31,945,998
Unrealized appreciation	$ 3,702,231	$15,673,912	$ 3,217,859
Unrealized depreciation	(689,553)	(1,363,934)	(492,319)
Net unrealized appreciation (depreciation)	$ 3,012,678	$14,309,978	$ 2,725,540

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5. Income Taxes (continued)

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund
Cost of investments	$64,595,952	$25,310,067	$6,869,696
Unrealized appreciation	$10,943,384	$ 2,752,691	$ 584,625
Unrealized depreciation	(816,956)	(439,963)	(108,196)
Net unrealized appreciation (depreciation)	$10,126,428	$ 2,312,728	$ 476,429

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2017, were as follows:

	Franklin LifeSmart Retirement Income Fund	Franklin LifeSmart 2020 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund
Purchases	$1,943,756	$11,992,727	$24,314,252
Sales	$9,275,901	$11,154,846	$31,736,168

	Franklin LifeSmart 2030 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2040 Retirement Target Fund
Purchases	$8,690,766	$16,254,923	$6,400,673
Sales	$6,886,465	$22,063,559	$6,757,279

	Franklin LifeSmart 2045 Retirement Target Fund	Franklin LifeSmart 2050 Retirement Target Fund	Franklin LifeSmart 2055 Retirement Target Fund
Purchases	$11,049,691	$5,871,135	$2,531,236
Sales	$16,360,383	$4,574,707	$ 989,334

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2017, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$59,107,398	$—	$—	$59,107,398
Index-Linked Notes	—	3,169,680	—	3,169,680
Short Term Investments	252,103	—	—	252,103

Total Investments in Securities	$59,359,501	$3,169,680	$—	$62,529,181

Franklin LifeSmart 2020 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$37,438,718	$—	$—	$37,438,718
Short Term Investments	574,069	—	—	574,069

Total Investments in Securities	$38,012,787	$—	$—	$38,012,787

Franklin LifeSmart 2025 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$125,260,191	$—	$—	$125,260,191
Short Term Investments	647,342	—	—	647,342

Total Investments in Securities	$125,907,533	$—	$—	$125,907,533

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8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin LifeSmart 2030 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$42,852,196	$—	$—	$42,852,196
Short Term Investments	201,274	—	—	201,274

Total Investments in Securities	$43,053,470	$—	$—	$43,053,470

Franklin LifeSmart 2035 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$108,207,473	$—	$—	$108,207,473
Short Term Investments	838,858	—	—	838,858

Total Investments in Securities	$109,046,331	$—	$—	$109,046,331

Franklin LifeSmart 2040 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$34,523,989	$—	$—	$34,523,989
Short Term Investments	147,549	—	—	147,549

Total Investments in Securities	$34,671,538	$—	$—	$34,671,538

Franklin LifeSmart 2045 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$74,337,109	$—	$—	$74,337,109
Short Term Investments	385,271	—	—	385,271

Total Investments in Securities	$74,722,380	$—	$—	$74,722,380

Franklin LifeSmart 2050 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$27,466,925	$—	$—	$27,466,925
Short Term Investments	155,870	—	—	155,870

Total Investments in Securities	$27,622,795	$—	$—	$27,622,795

Franklin LifeSmart 2055 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds	$7,277,921	$—	$—	$7,277,921
Short Term Investments	68,204	—	—	68,204

Total Investments in Securities	$7,346,125	$—	$—	$7,346,125

9. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

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10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipt
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin LifeSmart Retirement Income Fund

Franklin LifeSmart 2020 Retirement Target Fund

Franklin LifeSmart 2025 Retirement Target Fund

Franklin LifeSmart 2030 Retirement Target Fund

Franklin LifeSmart 2035 Retirement Target Fund

Franklin LifeSmart 2040 Retirement Target Fund

Franklin LifeSmart 2045 Retirement Target Fund

Franklin LifeSmart 2050 Retirement Target Fund

Franklin LifeSmart 2055 Retirement Target Fund

(each a Fund)

At an in-person meeting held on February 28, 2017 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent, and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii)

the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the existing management fees are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity, derivatives and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments (FTI) organization.

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Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2016. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Overall, the Board observed that the performance of a number of the Funds was impacted by their respective allocations to global markets, energy and currencies, as well as U.S. fixed income. These allocations, while consistent with the Funds’ longer term perspectives, were detrimental to short term returns and comparisons to peers. The Board also noted that the Funds’ performance reflects the conservative nature of the LifeSmart Retirement Funds generally and the performance of the funds in which they invest.

Franklin LifeSmart Retirement Income Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, and Franklin LifeSmart 2045 Retirement Target Fund - The Performance Universe for each of the Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund included the Fund and all retail and institutional mixed-asset target 2025, 2035, or 2045 funds, respectively. The Performance Universe for the Franklin Retirement Income Fund included the Fund and all retail and institutional retirement income funds. The Board noted that the Funds’ annualized total returns for the one-, three- and five-year periods were below the medians of their respective Performance Universes, but for the 10-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable. In doing so, the Board noted management’s explanation that the Funds’ underperformance has had less to do with broad asset allocation positioning and more to do with underlying fund performance within particular asset classes. Management explained that broad asset allocation has had a largely neutral impact on performance, while underlying fund performance has been a persistent negative contributor. The Board then noted that the Funds had positive annualized total returns for each of the one-, three-, five- and 10-year periods and that the Funds’ annualized total returns for the five-year period, while below the median, exceeded 5%.

Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, and Franklin LifeSmart 2050 Retirement Target Fund - The Performance Universe for each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund included the Fund and all retail and institutional mixed-asset target 2020, 2030, 2040, or 2050 funds, respectively. The Funds commenced operations on July 1, 2013, and thus have been in operation for less than four years. The Board noted that the Funds’ annualized total returns for the one- and three-year periods were below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable given their short period of operation. In doing so, the Board noted management’s explanation that the Funds’ underperformance has had less to do with broad asset allocation positioning and more to do with underlying fund performance within particular asset classes. Management explained that broad asset allocation has had a largely neutral impact on performance, while underlying fund performance has been a persistent negative contributor. The Board then noted that the Funds’ annualized total returns for the one- and three-year periods, while below the median, exceeded 2.9% and 1.8%, respectively.

Franklin LifeSmart 2055 Retirement Target Fund - The Performance Universe for this Fund included the Fund and all retail and institutional mixed-asset target 2055+ funds. The Fund commenced operations on May 1, 2015, and thus has been in operation for less than two years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable given its short period of operation. In doing so, the Board noted that the Fund’s annualized total return for the one-year period, while below the median, exceeded 3%.

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Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted that at its February meeting each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin LifeSmart Retirement Income Fund - The Expense Group for this Fund included the Fund and four other retirement income funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board further noted that the Fund recently entered into a revised investment management agreement that permits the Fund to pay fees for services other than asset allocation services in order for the Fund to pursue an options strategy to generate income for its managed distribution policy. The Board further noted that the Fund invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the Investment Company Act of 1940 by relying on exemptive relief provided by the U.S. Securities and Exchange Commission to each underlying fund. Pursuant to the conditions of the exemptive relief, the Board determined that the Management Rate paid by the Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds in which the Fund invests. The Board concluded that the Management Rate charged to the Fund is fair and reasonable. In doing so, the Board noted the small size of the Expense Group and that the Management Rate and total expense ratio for the Fund were only 3.5 and 5.0 basis points above the medians of its Expense Group, respectively. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management.

Franklin LifeSmart 2025 Retirement Target Fund and Franklin LifeSmart 2035 Retirement Target Fund - The Expense Group for each of the Franklin LifeSmart 2025 Retirement Target Fund and Franklin LifeSmart 2035 Retirement Target Fund included the Fund and six other mixed-asset target 2025 or 2035 funds, respectively. The Board noted that the Management Rates for these Funds were equal to the medians of their respective Expense Groups, but their actual total expense ratios were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are fair and reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management and that the Management Rate paid by each Fund is solely for asset allocation services as each Fund invests substantially all of its assets in underlying funds.

Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund, and Franklin LifeSmart 2055 Retirement Target Fund - The Expense Group for each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund included the Fund and seven to twelve other mixed-asset target 2020, 2030, 2040, 2045, 2050, or 2055+ funds, respectively. The Board noted that the Management Rates for these Funds were above the medians of their respective Expense Groups, but their actual total expense ratios were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are fair and reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management and that the Management Rate paid by each Fund is solely for asset

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allocation services as each Fund invests substantially all of its assets in underlying funds.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2016, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm has been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that the Funds are not of a sufficient size to likely be able to realize economies of scale and that the asset allocation services covered by the current Management Rate may be less likely to experience economies of scale as assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin Fund Allocator Series

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	RTF S 08/17

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date August 25, 2017

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date August 25, 2017